UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Brian C. Janssen

The Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Semi-annual report for the six months ended June 30, 2020

Invest with a stable,
long-term approach

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	6.02%	3.61%	3.56%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated March 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below is The Bond Fund of America’s semi-annual result for the period ended June 30, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ABNDX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years	Lifetime (since 5/28/74)

The Bond Fund of America (Class A shares)	8.05%	10.13%	5.49%	4.40%	3.95%	7.49%
Bloomberg Barclays U.S. Aggregate Index*	6.14	8.74	5.32	4.30	3.82	7.44
Lipper Core Bond Funds Average†	5.40	7.82	4.82	3.98	3.81	7.28

*	Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Bloomberg Barclays U.S. Government/Credit Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Source: Lipper, Refinitiv Datastream. Results for the Lipper averages do not reflect sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, at capitalgroup.com.

The fund’s 30-day yield for Class A shares as of July 31, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.94%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.96%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The Bond Fund of America	1

Summary investment portfolio June 30, 2020	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	20.37%
AAA/Aaa	35.56
AA/Aa	4.99
A/A	12.16
BBB/Baa	16.71
Below investment grade	4.33
Unrated	.03
Short-term securities & other assets less liabilities	5.85
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 94.12%	Principal amount (000)	Value (000)
Corporate bonds & notes 34.04%
Financials 7.91%
Other securities		$4,672,770

Health care 4.36%
Teva Pharmaceutical Finance Co. BV 2.80% 2023	$239,298	226,801
Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2046[1]	462,571	447,213
Other securities		1,900,254
		2,574,268

Utilities 4.20%
Other securities		2,484,681

Energy 3.83%
Other securities		2,266,047

2	The Bond Fund of America

	Principal amount (000)	Value (000)
Consumer discretionary 3.14%
Other securities		$1,855,126

Consumer staples 2.54%
Other securities		1,502,705

Communication services 2.41%
Other securities		1,423,693

Information technology 2.12%
Broadcom Corp. 3.875% 2027	$32,260	34,904
Broadcom Inc. 4.25% 2026[1]	150,225	167,401
Broadcom Inc. 4.75% 2029[1]	175,189	198,964
Broadcom Inc. 3.15%–5.00% 2024–2030[1]	159,365	178,017
Broadcom Ltd. 2.65%–3.63% 2023–2028	72,982	77,480
Other securities		593,851
		1,250,617

Industrials 2.11%
Other securities		1,247,560

Other 1.42%
Other securities		837,401

Total corporate bonds & notes		20,114,868

Mortgage-backed obligations 33.81%
Federal agency mortgage-backed obligations 32.29%
Fannie Mae Pool #CA4858 3.00% 2049[2]	276,716	293,972
Fannie Mae Pool #CA3964 3.00% 2049[2]	219,401	233,098
Fannie Mae Pool #CA5687 3.00% 2050[2]	149,343	161,551
Fannie Mae 0%–9.12% 2023–2058[1,2,3]	2,543,819	2,732,963
Freddie Mac Pool #SD7509 3.00% 2049[2]	190,558	203,013
Freddie Mac Pool #RA2597 2.50% 2050[2]	243,409	254,020
Freddie Mac Pool #QA7075 3.00% 2050[2]	239,487	254,544
Freddie Mac Pool #SD7512 3.00% 2050[2]	195,525	208,224
Freddie Mac Pool #QA8575 3.00% 2050[2]	180,761	194,900
Freddie Mac Pool #RA2020 3.00% 2050[2]	177,965	189,064
Freddie Mac Pool #SD7514 3.50% 2050[2]	162,916	174,927
Freddie Mac 0%–7.50% 2022–2050[2,3]	2,081,073	2,240,484
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[2]	200,433	213,428
Government National Mortgage Assn. 2.50% 2050[2,4]	1,461,465	1,534,766
Government National Mortgage Assn. 2.50%–6.64% 2028–2065[2,4]	785,731	837,489
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[2]	167,115	177,219
Uniform Mortgage-Backed Security 2.00% 2035[2,4]	2,555,995	2,635,272
Uniform Mortgage-Backed Security 2.00% 2035[2,4]	1,979,710	2,044,514
Uniform Mortgage-Backed Security 2.50% 2035[2,4]	260,000	271,334
Uniform Mortgage-Backed Security 2.00% 2050[2,4]	201,742	205,921
Uniform Mortgage-Backed Security 2.50% 2050[2,4]	766,487	795,629
Uniform Mortgage-Backed Security 3.00% 2050[2,4]	279,733	294,136
Uniform Mortgage-Backed Security 3.50% 2050[2,4]	1,092,782	1,149,396
Uniform Mortgage-Backed Security 3.50% 2050[2,4]	350,000	368,102
Uniform Mortgage-Backed Securities 2.00%–4.50% 2035–2050[2,4]	526,977	552,847
Other securities		858,978
		19,079,791

The Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Other 1.52%
Other securities		$900,284

Total mortgage-backed obligations		19,980,075

U.S. Treasury bonds & notes 20.16%
U.S. Treasury 18.74%
U.S. Treasury 1.50% 2021	$161,000	164,056
U.S. Treasury 2.50% 2021[5]	575,000	583,918
U.S. Treasury 0.125% 2022	250,000	249,853
U.S. Treasury 1.50% 2022	211,000	217,018
U.S. Treasury 2.00% 2024	442,300	472,987
U.S. Treasury 2.00% 2024	183,000	195,460
U.S. Treasury 0.25% 2025	176,547	176,222
U.S. Treasury 0.375% 2025	711,800	714,996
U.S. Treasury 2.625% 2025	157,324	174,753
U.S. Treasury 2.75% 2025[5]	992,493	1,106,471
U.S. Treasury 2.875% 2025	287,175	323,385
U.S. Treasury 1.75% 2026	200,000	216,610
U.S. Treasury 2.625% 2026	142,585	160,431
U.S. Treasury 0.50% 2027[5]	556,100	556,823
U.S. Treasury 2.25% 2027	220,486	248,254
U.S. Treasury 1.125% 2040[5]	204,476	202,558
U.S. Treasury 2.50% 2046[5]	194,262	240,620
U.S. Treasury 3.00% 2048[5]	179,901	246,254
U.S. Treasury 2.25% 2049[5]	182,647	219,578
U.S. Treasury 2.375% 2049[5]	156,608	193,326
U.S. Treasury 2.875% 2049[5]	241,100	326,081
U.S. Treasury 1.25% 2050[5]	706,237	678,150
U.S. Treasury 2.00% 2050	211,315	241,902
U.S. Treasury 0.13%–4.63% 2020–2049[5]	2,852,552	3,164,691
		11,074,397

U.S. Treasury inflation-protected securities 1.42%
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	194,355	233,282
U.S. Treasury Inflation-Protected Security 1.00% 2049[5,6]	245,353	328,093
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2024–2050[6]	249,650	278,888
		840,263

Total U.S. Treasury bonds & notes		11,914,660

Asset-backed obligations 2.40%
Other securities		1,414,767

Municipals 1.83%
Illinois 0.79%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	162,050	164,631
Other securities		299,420
		464,051

Other 1.04%
Other securities		618,508

Total municipals		1,082,559

4	The Bond Fund of America

	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 1.67%
Other securities		$983,678

Federal agency bonds & notes 0.21%
Fannie Mae 0.625% 2025	$124,000	125,014

Total bonds, notes & other debt instruments (cost: $53,042,227,000)		55,615,621

Preferred securities .00%	Shares
Financials .00%
Other securities		3,750

Total preferred securities (cost: $5,820,000)		3,750

Common stocks 0.03%
Health care 0.03%
Other securities		16,420

Total common stocks (cost: $12,646,000)		16,420

Short-term securities 20.95%
Money market investments 20.95%
Capital Group Central Cash Fund 0.18%[7,8]	123,779,995	12,379,237

Total short-term securities (cost: $12,380,418,000)		12,379,237
Total investment securities 115.10% (cost: $65,441,111,000)		68,015,028
Other assets less liabilities (15.10)%		(8,923,487)

Net assets 100.00%		$59,091,541

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $79,365,000, which represented .13% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,454,000, which represented .02% of the net assets of the fund. One security in “Other securities” (with a value of $16,420,000, an aggregate cost of $12,646,000, and which represented .03% of the net assets of the fund) was acquired on 9/26/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The Bond Fund of America	5

Futures contracts

				Notional	Value at	Unrealized (depreciation) appreciation
		Number of		amount [9]	6/30/2020 [10]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	12,358	September 2020	$(3,089,500)	$(3,081,313)	$(972)
90 Day Euro Dollar Futures	Short	5,834	March 2021	(1,458,500)	(1,455,583)	(266)
90 Day Euro Dollar Futures	Short	18,536	March 2022	(4,634,000)	(4,625,659)	(2,947)
2 Year U.S. Treasury Note Futures	Long	6,640	October 2020	1,328,000	1,466,299	248
5 Year U.S. Treasury Note Futures	Long	53,078	October 2020	5,307,800	6,674,144	17,895
10 Year Euro-Bund Futures	Short	119	September 2020	€(11,900)	(23,600)	(253)
10 Year U.S. Treasury Note Futures	Short	3,042	September 2020	$(304,200)	(423,361)	(2,316)
10 Year Ultra U.S. Treasury Note Futures	Short	27,805	September 2020	(2,780,500)	(4,378,853)	(25,385)
20 Year U.S. Treasury Bond Futures	Long	11,706	September 2020	1,170,600	2,090,253	12,690
30 Year Ultra U.S. Treasury Bond Futures	Long	7,094	September 2020	709,400	1,547,600	12,288
						$10,982

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD13,446	EUR11,800	JPMorgan Chase	7/6/2020	$187
EUR2,910	USD3,270	Barclays Bank PLC	7/6/2020	— [11]
USD4,486	EUR3,960	HSBC Bank	7/9/2020	37
USD7,037	EUR6,221	Citibank	7/13/2020	46
EUR270	USD305	JPMorgan Chase	7/13/2020	(2)
USD20,052	EUR17,646	Barclays Bank PLC	7/14/2020	221
USD269	MXN6,021	Goldman Sachs	7/16/2020	8
USD614	GBP490	Citibank	7/16/2020	6
USD1,820	MXN41,200	JPMorgan Chase	7/17/2020	31
EUR700	USD790	JPMorgan Chase	7/17/2020	(4)
EUR205	USD231	Bank of New York Mellon	7/20/2020	(1)
USD5,225	EUR4,656	Goldman Sachs	7/22/2020	(8)
EUR1,000	USD1,122	Morgan Stanley	7/23/2020	2
KRW86,578,943	USD72,755	JPMorgan Chase	7/24/2020	(772)
KRW312,235,000	USD257,635	Morgan Stanley	7/27/2020	1,964
				$1,715

6	The Bond Fund of America

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
U.S. EFFR	0.11%	5/18/2024	$452,700	$(10)	$—	$(10)
U.S. EFFR	0.1275%	6/25/2025	194,300	(385)	—	(385)
U.S. EFFR	0.0975%	6/30/2025	105,483	(45)	—	(45)
U.S. EFFR	0.106%	6/30/2025	85,817	(73)	—	(73)
U.S. EFFR	0.105%	6/30/2025	194,400	(156)	—	(156)
U.S. EFFR	0.093%	7/2/2025	64,800	(12)	—	(12)
U.S. EFFR	0.096%	7/2/2025	64,700	(21)	—	(21)
2.432%	3-month USD-LIBOR	9/21/2037	2,000	527	—	527
2.987%	3-month USD-LIBOR	2/7/2038	37,000	13,377	—	13,377
3.193%	3-month USD-LIBOR	5/21/2038	45,000	18,081	—	18,081
3.062%	3-month USD-LIBOR	7/31/2038	23,500	8,988	—	8,988
2.835%	3-month USD-LIBOR	1/10/2039	21,500	7,519	—	7,519
2.874%	3-month USD-LIBOR	2/6/2039	13,900	4,974	—	4,974
2.7055%	3-month USD-LIBOR	4/17/2039	41,900	13,847	—	13,847
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	(18,711)	—	(18,711)
3-month USD-LIBOR	2.525%	10/20/2045	28,000	(10,668)	—	(10,668)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	(15,912)	—	(15,912)
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	(15,307)	—	(15,307)
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(48,290)	—	(48,290)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(5,184)	—	(5,184)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(5,369)	—	(5,369)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(17,962)	—	(17,962)
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	(5,349)	—	(5,349)
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	1,198	—	1,198
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	3,575	—	3,575
3-month USD-LIBOR	2.381%	5/31/2049	14,500	(5,638)	—	(5,638)
3-month USD-LIBOR	1.934%	12/12/2049	32,700	(8,976)	—	(8,976)
3-month USD-LIBOR	1.935%	12/17/2049	41,790	(11,487)	—	(11,487)
3-month USD-LIBOR	2.007%	12/19/2049	26,200	(7,713)	—	(7,713)
3-month USD-LIBOR	2.068%	12/24/2049	54,390	(16,915)	—	(16,915)
3-month USD-LIBOR	2.045%	12/27/2049	33,000	(10,061)	—	(10,061)
3-month USD-LIBOR	2.0375%	1/6/2050	48,000	(14,538)	—	(14,538)
3-month USD-LIBOR	1.961%	1/9/2050	72,600	(20,487)	—	(20,487)
3-month USD-LIBOR	1.678%	2/21/2050	64,910	(13,397)	—	(13,397)
					$—	$(180,580)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$261,250	$1,802	$14,719	$(12,917)

The Bond Fund of America	7

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is shown in the summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Short-term securities 20.95%
Money market investments 20.95%
Capital Group Central Cash Fund 0.18%[7]	28,748,660	195,701,225	100,669,890	123,779,995

	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2020 (000)
Short-term securities 20.95%
Money market investments 20.95%
Capital Group Central Cash Fund 0.18%[7]	$2,486	$(3,783)	$25,055	$12,379,237

8	The Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $7,038,867,000, which represented 11.91% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $267,605,000, which represented .45% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Rate represents the seven-day yield at 6/30/2020.
[8]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Amount less than one thousand.

Key to abbreviations and symbols

EFFR = Effective Federal Funds Rate
EUR/€ = Euros
G.O. = General Obligation
GBP = British pounds
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

The Bond Fund of America	9

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $53,060,693)	$55,635,791
Affiliated issuers (cost: $12,380,418)	12,379,237	$68,015,028
Cash		32,087
Unrealized appreciation on open forward currency contracts		2,502
Receivables for:
Sales of investments	14,635,392
Sales of fund’s shares	120,359
Dividends and interest	284,459
Variation margin on futures contracts	7,484
Variation margin on swap contracts	5,854	15,053,548
		83,103,165
Liabilities:
Unrealized depreciation on open forward currency contracts		787
Payables for:
Purchases of investments	23,917,446
Repurchases of fund’s shares	53,101
Dividends on fund’s shares	1,919
Investment advisory services	7,903
Services provided by related parties	11,805
Trustees’ deferred compensation	730
Variation margin on futures contracts	14,608
Variation margin on swap contracts	3,040
Other	285	24,010,837
Net assets at June 30, 2020		$59,091,541

Net assets consist of:
Capital paid in on shares of beneficial interest		$54,787,815
Total distributable earnings		4,303,726
Net assets at June 30, 2020		$59,091,541

See notes to financial statements.

10	The Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,223,632 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$26,541,053	1,897,050	$13.99
Class C	893,163	63,840	13.99
Class T	11	1	13.99
Class F-1	1,152,116	82,349	13.99
Class F-2	12,284,231	878,029	13.99
Class F-3	2,984,114	213,293	13.99
Class 529-A	1,347,385	96,306	13.99
Class 529-C	189,657	13,556	13.99
Class 529-E	52,784	3,773	13.99
Class 529-T	12	1	13.99
Class 529-F-1	147,878	10,570	13.99
Class R-1	38,039	2,719	13.99
Class R-2	449,101	32,100	13.99
Class R-2E	40,640	2,905	13.99
Class R-3	704,338	50,343	13.99
Class R-4	630,160	45,041	13.99
Class R-5E	64,549	4,613	13.99
Class R-5	177,396	12,679	13.99
Class R-6	11,394,914	814,464	13.99

See notes to financial statements.

The Bond Fund of America	11

Statement of operations	unaudited
for the six months ended June 30, 2020	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $131)	$626,500
Dividends (includes $25,055 from affiliates)	25,142	$651,642
Fees and expenses*:
Investment advisory services	46,340
Distribution services	43,128
Transfer agent services	24,633
Administrative services	8,061
Reports to shareholders	1,119
Registration statement and prospectus	2,381
Trustees’ compensation	62
Auditing and legal	222
Custodian	189
Other	576
Total fees and expenses before waiver	126,711
Less investment advisory services waiver	9
Total fees and expenses after waiver		126,702
Net investment income		524,940

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $504):
Unaffiliated issuers	1,388,499
Affiliated issuers	2,486
Futures contracts	703,344
Forward currency contracts	13,703
Swap contracts	137,156
Currency transactions	(668)	2,244,520
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,401,711
Affiliated issuers	(3,783)
Futures contracts	63,314
Forward currency contracts	2,755
Swap contracts	(41,582)
Currency translations	(105)	1,422,310
Net realized gain and unrealized appreciation		3,666,830

Net increase in net assets resulting from operations		$4,191,770

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

12	The Bond Fund of America

Statements of changes in net assets
	(dollars in thousands)

	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income	$524,940	$1,099,130
Net realized gain	2,244,520	1,193,522
Net unrealized appreciation	1,422,310	1,072,818
Net increase in net assets resulting from operations	4,191,770	3,365,470

Distributions paid or accrued to shareholders	(625,384)	(1,755,900)

Net capital share transactions	5,078,063	9,522,208

Total increase in net assets	8,644,449	11,131,778

Net assets:
Beginning of period	50,447,092	39,315,314
End of period	$59,091,541	$50,447,092

*	Unaudited.

See notes to financial statements.

The Bond Fund of America	13

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

14	The Bond Fund of America

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

The Bond Fund of America	15

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

16	The Bond Fund of America

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own

The Bond Fund of America	17

fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of June 30, 2020 (dollars in thousands):

18	The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$20,107,163	$7,705	$20,114,868
Mortgage-backed obligations	—	19,980,075	—	19,980,075
U.S. Treasury bonds & notes	—	11,914,660	—	11,914,660
Asset-backed obligations	—	1,414,767	—	1,414,767
Municipals	—	1,082,559	—	1,082,559
Bonds & notes of governments & government agencies outside the U.S.	—	983,678	—	983,678
Federal agency bonds & notes	—	125,014	—	125,014
Preferred securities	—	3,750	—	3,750
Common stocks	—	—	16,420	16,420
Short-term securities	12,379,237	—	—	12,379,237
Total	$12,379,237	$55,611,666	$24,125	$68,015,028

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$43,121	$—	$—	$43,121
Unrealized appreciation on open forward currency contracts	—	2,502	—	2,502
Unrealized appreciation on interest rate swaps	—	72,086	—	72,086
Liabilities:
Unrealized depreciation on futures contracts	(32,139)	—	—	(32,139)
Unrealized depreciation on open forward currency contracts	—	(787)	—	(787)
Unrealized depreciation on interest rate swaps	—	(252,666)	—	(252,666)
Unrealized depreciation on credit default swaps	—	(12,917)	—	(12,917)
Total	$10,982	$(191,782)	$—	$(180,800)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The Bond Fund of America	19

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s

20	The Bond Fund of America

securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

The Bond Fund of America	21

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

22	The Bond Fund of America

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

The Bond Fund of America	23

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2020, the fund’s maximum exposure of unfunded bond commitments was $1,056,000, which would represent less than .01% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $23,444,165,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

24	The Bond Fund of America

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,222,473,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $95,443,177,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and

The Bond Fund of America	25

standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $1,632,391,000.

26	The Bond Fund of America

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$43,121	Unrealized depreciation*	$32,139
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,502	Unrealized depreciation on open forward currency contracts	787
Swap	Interest	Unrealized appreciation*	72,086	Unrealized depreciation*	252,666
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	12,917
			$117,709		$298,509

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$703,344	Net unrealized appreciation on futures contracts	$63,314
Forward currency	Currency	Net realized gain on forward currency contracts	13,703	Net unrealized appreciation on forward currency contracts	2,755
Swap	Interest	Net realized loss on swap contracts	(2,309)	Net unrealized depreciation on swap contracts	(47,312)
Swap	Credit	Net realized gain on swap contracts	139,465	Net unrealized appreciation on swap contracts	5,730
			$854,203		$24,487

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward

The Bond Fund of America	27

currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2020, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Barclays Bank PLC	$221	$—	$—	$(221)	$—
Citibank	52	—	—	—	52
Goldman Sachs	8	(8)	—	—	—
HSBC Bank	37	—	—	—	37
JPMorgan Chase	218	(218)	—	—	—
Morgan Stanley	1,966	—	—	(1,966)	—
Total	$2,502	$(226)	$—	$(2,187)	$89
Liabilities:
Bank of New York Mellon	$1	$—	$—	$—	$1
Goldman Sachs	8	(8)	—	—	—
JPMorgan Chase	778	(218)	(560)	—	—
Total	$787	$(226)	$(560)	$—	$1

*	Collateral is shown on a settlement basis.

28	The Bond Fund of America

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$14,800
Post-October capital loss deferral*	(100,857)

*	This deferral is considered incurred in the subsequent year.

The Bond Fund of America	29

As of June 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$2,838,002
Gross unrealized depreciation on investments	(456,692)
Net unrealized appreciation on investments	2,381,310
Cost of investments	65,438,199

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$274,103		$—	$274,103		$632,256		$167,895		$800,151
Class C	6,123		—	6,123		17,166		5,689		22,855
Class T	—	†	—	—	†	—	†	—	†	—	†
Class F-1	11,467		—	11,467		25,778		7,064		32,842
Class F-2	129,099		—	129,099		249,463		68,160		317,623
Class F-3	31,748		—	31,748		62,414		16,004		78,418
Class 529-A	13,580		—	13,580		31,813		8,485		40,298
Class 529-C	1,313		—	1,313		3,956		1,302		5,258
Class 529-E	494		—	494		1,217		336		1,553
Class 529-T	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-1	1,653		—	1,653		3,663		923		4,586
Class R-1	274		—	274		733		282		1,015
Class R-2	3,163		—	3,163		8,916		2,975		11,891
Class R-2E	337		—	337		772		238		1,010
Class R-3	6,410		—	6,410		16,313		4,599		20,912
Class R-4	6,644		—	6,644		16,214		4,131		20,345
Class R-5E	682		—	682		880		317		1,197
Class R-5	2,129		—	2,129		5,548		1,252		6,800
Class R-6	136,165		—	136,165		313,911		75,235		389,146
Total	$625,384		$—	$625,384		$1,391,013		$364,887		$1,755,900

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

30	The Bond Fund of America

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. On March 4, 2020, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2020, decreasing the annual rate to 0.107% on daily net assets in excess of $52 billion. CRMC voluntarily reduced investment advisory services fees to the approved rate in advance of the effective date. For the six months ended June 30, 2020, total investment advisory services fees waived by CRMC were $9,000. As a result, the fee of $46,340,000 shown on the statement of operations was reduced to $46,331,000, both of which were equivalent to an annualized rate of 0.172% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual

The Bond Fund of America	31

expense limits are not exceeded. As of June 30, 2020, unreimbursed expenses subject to reimbursement totaled $9,276,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

32	The Bond Fund of America

For the six months ended June 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$30,903	$14,735		$3,708		Not applicable
Class C	4,099	493		124		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,312	768		157		Not applicable
Class F-2	Not applicable	5,915		1,574		Not applicable
Class F-3	Not applicable	108		372		Not applicable
Class 529-A	1,500	699		188		$389
Class 529-C	898	104		28		57
Class 529-E	121	12		7		15
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	76		21		43
Class R-1	187	24		6		Not applicable
Class R-2	1,597	748		64		Not applicable
Class R-2E	113	40		6		Not applicable
Class R-3	1,657	512		99		Not applicable
Class R-4	741	296		89		Not applicable
Class R-5E	Not applicable	41		8		Not applicable
Class R-5	Not applicable	44		25		Not applicable
Class R-6	Not applicable	18		1,585		Not applicable
Total class-specific expenses	$43,128	$24,633		$8,061		$504

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $62,000 in the fund’s statement of operations reflects $76,000 in current fees (either paid in cash or deferred) and a net decrease of $14,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

The Bond Fund of America	33

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $342,711,000 and $298,802,000, respectively, which generated $5,918,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2020.

34	The Bond Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class A	$3,499,382	258,590	$273,293		20,016		$(2,079,583)	(154,359)	$1,693,092	124,247
Class C	192,881	14,218	6,431		472		(147,313)	(10,904)	51,999	3,786
Class T	—	—	—		—		—	—	—	—
Class F-1	283,945	20,782	11,712		859		(190,001)	(13,936)	105,656	7,705
Class F-2	4,004,088	294,016	127,396		9,327		(1,955,646)	(144,854)	2,175,838	158,489
Class F-3	991,006	72,655	31,378		2,295		(414,336)	(30,699)	608,048	44,251
Class 529-A	188,302	13,906	13,791		1,010		(111,742)	(8,289)	90,351	6,627
Class 529-C	26,749	1,980	1,362		100		(30,660)	(2,274)	(2,549)	(194)
Class 529-E	8,172	605	496		37		(5,585)	(415)	3,083	227
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	22,693	1,673	1,645		121		(13,279)	(985)	11,059	809
Class R-1	6,008	443	272		20		(9,810)	(730)	(3,530)	(267)
Class R-2	103,765	7,676	3,145		230		(95,833)	(7,111)	11,077	795
Class R-2E	12,083	895	337		25		(7,348)	(542)	5,072	378
Class R-3	164,052	12,129	6,395		468		(143,280)	(10,636)	27,167	1,961
Class R-4	141,469	10,451	6,630		485		(124,273)	(9,233)	23,826	1,703
Class R-5E	26,135	1,943	679		50		(9,320)	(692)	17,494	1,301
Class R-5	40,720	2,999	2,199		161		(49,806)	(3,717)	(6,887)	(557)
Class R-6	1,818,341	133,089	136,492		9,998		(1,687,566)	(125,998)	267,267	17,089
Total net increase (decrease)	$11,529,791	848,050	$623,653		45,674		$(7,075,381)	(525,374)	$5,078,063	368,350

The Bond Fund of America	35

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class A	$4,797,105	366,940	$786,442		60,160		$(2,517,994)	(193,496)	$3,065,553	233,604
Class C	202,675	15,512	22,117		1,693		(295,471)	(22,768)	(70,679)	(5,563)
Class T	—	—	—		—		—	—	—	—
Class F-1	338,338	25,992	31,497		2,409		(168,855)	(12,993)	200,980	15,408
Class F-2	4,586,576	350,987	307,948		23,534		(1,440,771)	(110,563)	3,453,753	263,958
Class F-3	1,004,030	76,983	77,435		5,919		(414,597)	(31,832)	666,868	51,070
Class 529-A	287,536	22,034	39,969		3,057		(198,383)	(15,204)	129,122	9,887
Class 529-C	48,225	3,702	5,190		397		(72,148)	(5,541)	(18,733)	(1,442)
Class 529-E	12,228	938	1,543		118		(11,992)	(920)	1,779	136
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	40,918	3,137	4,576		350		(23,833)	(1,825)	21,661	1,662
Class R-1	16,870	1,285	1,012		78		(9,765)	(747)	8,117	616
Class R-2	105,968	8,141	11,808		904		(124,454)	(9,575)	(6,678)	(530)
Class R-2E	11,211	861	1,011		77		(6,248)	(476)	5,974	462
Class R-3	180,819	13,861	20,778		1,590		(174,209)	(13,372)	27,388	2,079
Class R-4	151,765	11,648	20,236		1,548		(144,314)	(11,094)	27,687	2,102
Class R-5E	39,735	3,031	1,185		90		(5,989)	(457)	34,931	2,664
Class R-5	40,751	3,129	6,677		511		(43,889)	(3,367)	3,539	273
Class R-6	2,229,367	171,665	388,656		29,727		(647,077)	(49,572)	1,970,946	151,820
Total net increase (decrease)	$14,094,117	1,079,846	$1,728,080		132,162		$(6,299,989)	(483,802)	$9,522,208	728,206

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

36	The Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $118,164,988,000 and $102,488,219,000, respectively, during the six months ended June 30, 2020.

The Bond Fund of America	37

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2020[5,6]	$13.09	$.12	$.93	$1.05
12/31/2019	12.57	.31	.69	1.00
12/31/2018	12.89	.30	(.32)	(.02)
12/31/2017	12.72	.25	.16	.41
12/31/2016	12.59	.23	.12	.35
12/31/2015	12.81	.23	(.20)	.03
Class C:
6/30/2020[5,6]	13.09	.07	.93	1.00
12/31/2019	12.57	.21	.69	.90
12/31/2018	12.89	.20	(.32)	(.12)
12/31/2017	12.72	.15	.16	.31
12/31/2016	12.59	.12	.12	.24
12/31/2015	12.81	.13	(.20)	(.07)
Class T:
6/30/2020[5,6]	13.09	.13	.93	1.06
12/31/2019	12.57	.34	.69	1.03
12/31/2018	12.89	.33	(.32)	.01
12/31/2017[5,11]	12.81	.20	.07	.27
Class F-1:
6/30/2020[5,6]	13.09	.12	.93	1.05
12/31/2019	12.57	.31	.69	1.00
12/31/2018	12.89	.29	(.32)	(.03)
12/31/2017	12.72	.24	.16	.40
12/31/2016	12.59	.22	.12	.34
12/31/2015	12.81	.23	(.20)	.03
Class F-2:
6/30/2020[5,6]	13.09	.14	.93	1.07
12/31/2019	12.57	.35	.69	1.04
12/31/2018	12.89	.33	(.32)	.01
12/31/2017	12.72	.28	.16	.44
12/31/2016	12.59	.26	.12	.38
12/31/2015	12.81	.26	(.20)	.06
Class F-3:
6/30/2020[5,6]	13.09	.14	.93	1.07
12/31/2019	12.57	.36	.69	1.05
12/31/2018	12.89	.34	(.32)	.02
12/31/2017[5,12]	12.74	.27	.14	.41

38	The Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]

$(.15)	$—	$(.15)	$13.99	8.05%[7]		$26,541		.59%[8]		.59%[8]		1.84%[8]
(.30)	(.18)	(.48)	13.09	8.02		23,197		.60		.60		2.35
(.30)	—	(.30)	12.57	(.13)		19,352		.60		.60		2.37
(.24)	—	(.24)	12.89	3.21		19,939		.60		.60		1.91
(.22)	—	(.22)	12.72	2.74		19,437		.61		.61		1.79
(.25)	—	(.25)	12.59	.23		18,580		.60		.60		1.81

(.10)	—	(.10)	13.99	7.66	[7]	893		1.33	[8]	1.33	[8]	1.10	[8]
(.20)	(.18)	(.38)	13.09	7.20		786		1.36		1.36		1.60
(.20)	—	(.20)	12.57	(.91)		825		1.39		1.39		1.58
(.14)	—	(.14)	12.89	2.40		1,041		1.40		1.40		1.11
(.11)	—	(.11)	12.72	1.94		1,276		1.40		1.40		1.00
(.15)	—	(.15)	12.59	(.56)		1,361		1.40		1.40		1.01

(.16)	—	(.16)	13.99	8.17	[7,9]	—	[10]	.36	[8,9]	.36	[8,9]	2.05	[8,9]
(.33)	(.18)	(.51)	13.09	8.24	[9]	—	[10]	.37	[9]	.37	[9]	2.56	[9]
(.33)	—	(.33)	12.57	.09	[9]	—	[10]	.39	[9]	.39	[9]	2.58	[9]
(.19)	—	(.19)	12.89	2.15	[7,9]	—	[10]	.38	[8,9]	.38	[8,9]	2.15	[8,9]

(.15)	—	(.15)	13.99	8.04	[7]	1,152		.61	[8]	.61	[8]	1.81	[8]
(.30)	(.18)	(.48)	13.09	7.97		977		.64		.64		2.31
(.29)	—	(.29)	12.57	(.18)		745		.66		.66		2.32
(.23)	—	(.23)	12.89	3.17		801		.65		.65		1.86
(.21)	—	(.21)	12.72	2.71		757		.64		.64		1.76
(.25)	—	(.25)	12.59	.21		673		.63		.63		1.78

(.17)	—	(.17)	13.99	8.19	[7]	12,284		.33	[8]	.33	[8]	2.09	[8]
(.34)	(.18)	(.52)	13.09	8.28		9,415		.35		.35		2.59
(.33)	—	(.33)	12.57	.14		5,728		.34		.34		2.65
(.27)	—	(.27)	12.89	3.47		4,067		.35		.35		2.16
(.25)	—	(.25)	12.72	3.00		3,338		.36		.36		2.03
(.28)	—	(.28)	12.59	.47		1,521		.37		.37		2.05

(.17)	—	(.17)	13.99	8.24	[7]	2,984		.23	[8]	.23	[8]	2.19	[8]
(.35)	(.18)	(.53)	13.09	8.40		2,212		.25		.24		2.70
(.34)	—	(.34)	12.57	.21		1,483		.27		.27		2.70
(.26)	—	(.26)	12.89	3.25	[7]	2,061		.26	[8]	.26	[8]	2.29	[8]

See end of table for footnotes.

The Bond Fund of America	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2020[5,6]	$13.09	$.12	$.93	$1.05
12/31/2019	12.57	.30	.69	.99
12/31/2018	12.89	.29	(.32)	(.03)
12/31/2017	12.72	.24	.16	.40
12/31/2016	12.59	.22	.12	.34
12/31/2015	12.81	.22	(.20)	.02
Class 529-C:
6/30/2020[5,6]	13.09	.07	.93	1.00
12/31/2019	12.57	.21	.69	.90
12/31/2018	12.89	.20	(.32)	(.12)
12/31/2017	12.72	.14	.16	.30
12/31/2016	12.59	.12	.12	.24
12/31/2015	12.81	.12	(.20)	(.08)
Class 529-E:
6/30/2020[5,6]	13.09	.10	.93	1.03
12/31/2019	12.57	.28	.69	.97
12/31/2018	12.89	.27	(.32)	(.05)
12/31/2017	12.72	.21	.16	.37
12/31/2016	12.59	.19	.12	.31
12/31/2015	12.81	.19	(.20)	(.01)
Class 529-T:
6/30/2020[5,6]	13.09	.13	.93	1.06
12/31/2019	12.57	.33	.69	1.02
12/31/2018	12.89	.32	(.32)	— [13]
12/31/2017[5,11]	12.81	.20	.07	.27
Class 529-F-1:
6/30/2020[5,6]	13.09	.13	.93	1.06
12/31/2019	12.57	.34	.69	1.03
12/31/2018	12.89	.32	(.32)	— [13]
12/31/2017	12.72	.27	.16	.43
12/31/2016	12.59	.25	.12	.37
12/31/2015	12.81	.25	(.20)	.05
Class R-1:
6/30/2020[5,6]	13.09	.07	.93	1.00
12/31/2019	12.57	.21	.69	.90
12/31/2018	12.89	.20	(.32)	(.12)
12/31/2017	12.72	.15	.16	.31
12/31/2016	12.59	.13	.12	.25
12/31/2015	12.81	.13	(.20)	(.07)

40	The Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]

$(.15)	$—	$(.15)	$13.99	8.03%[7]		$1,347		.63%[8]		.63%[8]		1.79%[8]
(.29)	(.18)	(.47)	13.09	7.95		1,174		.66		.66		2.29
(.29)	—	(.29)	12.57	(.21)		1,003		.69		.69		2.29
(.23)	—	(.23)	12.89	3.14		1,022		.68		.68		1.84
(.21)	—	(.21)	12.72	2.66		917		.69		.69		1.71
(.24)	—	(.24)	12.59	.13		898		.70		.70		1.71

(.10)	—	(.10)	13.99	7.63	[7]	190		1.37	[8]	1.37	[8]	1.06	[8]
(.20)	(.18)	(.38)	13.09	7.16		180		1.40		1.40		1.56
(.20)	—	(.20)	12.57	(.94)		191		1.43		1.43		1.55
(.13)	—	(.13)	12.89	2.35		232		1.44		1.44		1.07
(.11)	—	(.11)	12.72	1.88		322		1.45		1.45		.95
(.14)	—	(.14)	12.59	(.63)		337		1.46		1.46		.95

(.13)	—	(.13)	13.99	7.93	[7]	53		.81	[8]	.81	[8]	1.61	[8]
(.27)	(.18)	(.45)	13.09	7.75		46		.85		.85		2.11
(.27)	—	(.27)	12.57	(.40)		43		.88		.88		2.10
(.20)	—	(.20)	12.89	2.93		47		.88		.88		1.63
(.18)	—	(.18)	12.72	2.45		48		.90		.90		1.50
(.21)	—	(.21)	12.59	(.08)		48		.91		.91		1.50

(.16)	—	(.16)	13.99	8.14	[7,9]	—	[10]	.41	[8,9]	.41	[8,9]	2.00	[8,9]
(.32)	(.18)	(.50)	13.09	8.20	[9]	—	[10]	.42	[9]	.42	[9]	2.51	[9]
(.32)	—	(.32)	12.57	.04	[9]	—	[10]	.44	[9]	.44	[9]	2.54	[9]
(.19)	—	(.19)	12.89	2.10	[7,9]	—	[10]	.45	[8,9]	.45	[8,9]	2.08	[8,9]

(.16)	—	(.16)	13.99	8.15	[7]	148		.39	[8]	.39	[8]	2.03	[8]
(.33)	(.18)	(.51)	13.09	8.20		128		.42		.42		2.53
(.32)	—	(.32)	12.57	.03		102		.44		.44		2.54
(.26)	—	(.26)	12.89	3.37		88		.45		.45		2.06
(.24)	—	(.24)	12.72	2.89		77		.46		.46		1.94
(.27)	—	(.27)	12.59	.36		71		.47		.47		1.94

(.10)	—	(.10)	13.99	7.65	[7]	38		1.34	[8]	1.34	[8]	1.09	[8]
(.20)	(.18)	(.38)	13.09	7.21		39		1.35		1.35		1.61
(.20)	—	(.20)	12.57	(.89)		30		1.37		1.37		1.60
(.14)	—	(.14)	12.89	2.43		34		1.37		1.37		1.14
(.12)	—	(.12)	12.72	1.97		42		1.37		1.37		1.03
(.15)	—	(.15)	12.59	(.53)		47		1.36		1.36		1.05

See end of table for footnotes.

The Bond Fund of America	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2020[5,6]	$13.09	$.07	$.93	$1.00
12/31/2019	12.57	.22	.69	.91
12/31/2018	12.89	.20	(.32)	(.12)
12/31/2017	12.72	.15	.16	.31
12/31/2016	12.59	.13	.12	.25
12/31/2015	12.81	.14	(.20)	(.06)
Class R-2E:
6/30/2020[5,6]	13.09	.09	.93	1.02
12/31/2019	12.57	.25	.69	.94
12/31/2018	12.89	.24	(.32)	(.08)
12/31/2017	12.72	.19	.16	.35
12/31/2016	12.59	.17	.12	.29
12/31/2015	12.81	.18	(.19)	(.01)
Class R-3:
6/30/2020[5,6]	13.09	.10	.93	1.03
12/31/2019	12.57	.27	.69	.96
12/31/2018	12.89	.26	(.32)	(.06)
12/31/2017	12.72	.21	.16	.37
12/31/2016	12.59	.19	.12	.31
12/31/2015	12.81	.19	(.20)	(.01)
Class R-4:
6/30/2020[5,6]	13.09	.12	.93	1.05
12/31/2019	12.57	.31	.69	1.00
12/31/2018	12.89	.30	(.32)	(.02)
12/31/2017	12.72	.25	.16	.41
12/31/2016	12.59	.23	.12	.35
12/31/2015	12.81	.23	(.20)	.03
Class R-5E:
6/30/2020[5,6]	13.09	.13	.93	1.06
12/31/2019	12.57	.34	.69	1.03
12/31/2018	12.89	.33	(.32)	.01
12/31/2017	12.72	.27	.16	.43
12/31/2016	12.59	.25	.12	.37
12/31/2015[5,14]	12.66	.03	(.06)	(.03)
Class R-5:
6/30/2020[5,6]	13.09	.14	.93	1.07
12/31/2019	12.57	.35	.69	1.04
12/31/2018	12.89	.34	(.32)	.02
12/31/2017	12.72	.29	.16	.45
12/31/2016	12.59	.27	.12	.39
12/31/2015	12.81	.27	(.20)	.07

42	The Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]

$(.10)	$—	$(.10)	$13.99	7.66%[7]	$449		1.32%[8]		1.32%[8]		1.11%[8]
(.21)	(.18)	(.39)	13.09	7.22	410		1.34		1.34		1.61
(.20)	—	(.20)	12.57	(.88)	400		1.36		1.36		1.61
(.14)	—	(.14)	12.89	2.44	456		1.36		1.36		1.15
(.12)	—	(.12)	12.72	1.98	514		1.35		1.35		1.05
(.16)	—	(.16)	12.59	(.51)	545		1.34		1.34		1.07

(.12)	—	(.12)	13.99	7.82 [7]	41		1.03	[8]	1.03	[8]	1.40	[8]
(.24)	(.18)	(.42)	13.09	7.53	33		1.05		1.05		1.90
(.24)	—	(.24)	12.57	(.59)	26		1.07		1.07		1.92
(.18)	—	(.18)	12.89	2.75	20		1.06		1.06		1.48
(.16)	—	(.16)	12.72	2.31	9		1.05		1.05		1.36
(.21)	—	(.21)	12.59	(.07)	1		.96		.96		1.41

(.13)	—	(.13)	13.99	7.90 [7]	704		.87	[8]	.87	[8]	1.56	[8]
(.26)	(.18)	(.44)	13.09	7.70	633		.89		.89		2.06
(.26)	—	(.26)	12.57	(.43)	582		.91		.91		2.06
(.20)	—	(.20)	12.89	2.90	622		.91		.91		1.61
(.18)	—	(.18)	12.72	2.43	651		.91		.91		1.49
(.21)	—	(.21)	12.59	(.08)	662		.91		.91		1.50

(.15)	—	(.15)	13.99	8.06 [7]	630		.57	[8]	.57	[8]	1.86	[8]
(.30)	(.18)	(.48)	13.09	8.03	567		.59		.59		2.37
(.30)	—	(.30)	12.57	(.13)	518		.61		.61		2.37
(.24)	—	(.24)	12.89	3.22	583		.60		.60		1.91
(.22)	—	(.22)	12.72	2.75	556		.60		.60		1.80
(.25)	—	(.25)	12.59	.24	512		.59		.59		1.82

(.16)	—	(.16)	13.99	8.17 [7]	65		.36	[8]	.36	[8]	2.05	[8]
(.33)	(.18)	(.51)	13.09	8.25	43		.37		.37		2.53
(.33)	—	(.33)	12.57	.09	8		.40		.40		2.63
(.26)	—	(.26)	12.89	3.39	—	[10]	.42		.40		2.11
(.24)	—	(.24)	12.72	2.89	—	[10]	.47		.47		1.91
(.04)	—	(.04)	12.59	(.24)[7]	—	[10]	.05	[7]	.05	[7]	.22	[7]

(.17)	—	(.17)	13.99	8.22 [7]	178		.27	[8]	.27	[8]	2.16	[8]
(.34)	(.18)	(.52)	13.09	8.35	173		.29		.29		2.67
(.34)	—	(.34)	12.57	.17	163		.31		.31		2.67
(.28)	—	(.28)	12.89	3.52	176		.30		.30		2.21
(.26)	—	(.26)	12.72	3.05	149		.31		.31		2.13
(.29)	—	(.29)	12.59	.54	206		.30		.30		2.11

See end of table for footnotes.

The Bond Fund of America	43

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2020[5,6]	$13.09	$.14	$.93	$1.07
12/31/2019	12.57	.36	.69	1.05
12/31/2018	12.89	.34	(.32)	.02
12/31/2017	12.72	.29	.16	.45
12/31/2016	12.59	.27	.12	.39
12/31/2015	12.81	.28	(.20)	.08

	Six months ended June 30,	Year ended December 31,
Portfolio turnover rate for all share classes[15,16]	2020[5,6,7]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	72%	127%	121%	170%	168%	151%
Including mortgage dollar roll transactions	247%	286%	356%	379%	363%	401%

See notes to financial statements.

44	The Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Ratio of net income to average net assets[3]

$(.17)	$—	$(.17)	$13.99	8.25%[7]	$11,395	.22%[8]	.22%[8]	2.21%[8]
(.35)	(.18)	(.53)	13.09	8.40	10,434	.24	.24	2.72
(.34)	—	(.34)	12.57	.22	8,116	.26	.26	2.73
(.28)	—	(.28)	12.89	3.58	6,351	.25	.25	2.27
(.26)	—	(.26)	12.72	3.11	3,849	.25	.25	2.15
(.30)	—	(.30)	12.59	.58	2,710	.25	.25	2.16

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes. In addition, during one of the periods shown, the fund’s transfer agent waived a portion of the fund’s transfer agent services fees for Class F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Refer to Note 5 for more information on mortgage dollar rolls.

The Bond Fund of America	45

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	The Bond Fund of America

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,080.50	$3.05	.59%
Class A – assumed 5% return	1,000.00	1,021.93	2.97	.59
Class C – actual return	1,000.00	1,076.57	6.87	1.33
Class C – assumed 5% return	1,000.00	1,018.25	6.67	1.33
Class T – actual return	1,000.00	1,081.72	1.86	.36
Class T – assumed 5% return	1,000.00	1,023.07	1.81	.36
Class F-1 – actual return	1,000.00	1,080.36	3.16	.61
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class F-2 – actual return	1,000.00	1,081.86	1.71	.33
Class F-2 – assumed 5% return	1,000.00	1,023.22	1.66	.33
Class F-3 – actual return	1,000.00	1,082.41	1.19	.23
Class F-3 – assumed 5% return	1,000.00	1,023.72	1.16	.23
Class 529-A – actual return	1,000.00	1,080.27	3.26	.63
Class 529-A – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 529-C – actual return	1,000.00	1,076.32	7.07	1.37
Class 529-C – assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class 529-E – actual return	1,000.00	1,079.29	4.19	.81
Class 529-E – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 529-T – actual return	1,000.00	1,081.40	2.12	.41
Class 529-T – assumed 5% return	1,000.00	1,022.82	2.06	.41
Class 529-F-1 – actual return	1,000.00	1,081.52	2.02	.39
Class 529-F-1 – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class R-1 – actual return	1,000.00	1,076.49	6.92	1.34
Class R-1 – assumed 5% return	1,000.00	1,018.20	6.72	1.34
Class R-2 – actual return	1,000.00	1,076.61	6.82	1.32
Class R-2 – assumed 5% return	1,000.00	1,018.30	6.62	1.32
Class R-2E – actual return	1,000.00	1,078.18	5.32	1.03
Class R-2E – assumed 5% return	1,000.00	1,019.74	5.17	1.03
Class R-3 – actual return	1,000.00	1,078.99	4.50	.87
Class R-3 – assumed 5% return	1,000.00	1,020.54	4.37	.87
Class R-4 – actual return	1,000.00	1,080.62	2.95	.57
Class R-4 – assumed 5% return	1,000.00	1,022.03	2.87	.57
Class R-5E – actual return	1,000.00	1,081.68	1.86	.36
Class R-5E – assumed 5% return	1,000.00	1,023.07	1.81	.36
Class R-5 – actual return	1,000.00	1,082.18	1.40	.27
Class R-5 – assumed 5% return	1,000.00	1,023.52	1.36	.27
Class R-6 – actual return	1,000.00	1,082.46	1.14	.22
Class R-6 – assumed 5% return	1,000.00	1,023.77	1.11	.22

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

The Bond Fund of America	47

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The agreement was amended to add an additional advisory fee breakpoints if and when the fund’s net assets exceed $52 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds

48	The Bond Fund of America

(including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

The Bond Fund of America	49

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

50	The Bond Fund of America

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The Bond Fund of America	51

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	The Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete June 30, 2020, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Bond Fund of America®

Investment portfolio

June 30, 2020

unaudited

Bonds, notes & other debt instruments 94.12% Corporate bonds & notes 34.04% Financials 7.91%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$13,345	$13,410
ACE INA Holdings Inc. 2.875% 2022	1,585	1,667
ACE INA Holdings Inc. 3.35% 2026	100	114
ACE INA Holdings Inc. 4.35% 2045	1,465	1,914
AerCap Holdings NV 6.50% 2025	4,854	5,091
Allstate Corp. 3.85% 2049	9,000	10,880
Ally Financial Inc. 5.80% 2025	6,400	7,153
Ally Financial Inc. 8.00% 2031	10,769	13,694
Ally Financial Inc. 8.00% 2031	5,630	7,277
American Express Co. 3.00% 2024	20,000	21,664
American International Group, Inc. 2.50% 2025	8,500	9,004
American International Group, Inc. 3.90% 2026	2,625	2,967
American International Group, Inc. 3.40% 2030	50,370	54,676
American International Group, Inc. 4.80% 2045	1,150	1,400
American International Group, Inc. 4.375% 2050	39,597	45,569
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,634
AXA Equitable Holdings, Inc. 3.90% 2023	5,575	5,970
AXA Equitable Holdings, Inc. 5.00% 2048	13,935	15,893
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 8/11/2021)1,2	1,850	1,810
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 20251	7,500	8,222
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)2	8,965	8,580
Bank Mandiri (Persero) Tbk PT 4.75% 2025	2,880	3,058
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)2	21,000	21,237
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)2	6,984	7,466
Bank of America Corp. 4.20% 2024	2,475	2,748
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)2	6,813	7,172
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)2	10,000	10,852
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)2	91,800	92,127
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)2	16,859	18,787
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)2	16,995	17,837
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)2	65,779	69,729
Bank of America Corp. 3.946% 2049 (3-month USD-LIBOR + 1.19% on 1/23/2048)2	270	327
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)2	26,141	32,771
Bank of Montreal, subordinated, 3.803% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2027)1,2	1,950	2,100
Bank of Nova Scotia 2.50% 2021	17,500	17,700
Bank of Nova Scotia 2.70% 2026	8,190	8,965
Barclays Bank PLC 3.65% 2025	2,000	2,173
Barclays Bank PLC 4.95% 2047	5,000	6,581
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	27,311
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,850
Berkshire Hathaway Inc. 3.125% 2026	4,100	4,597
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,997

The Bond Fund of America — Page 1 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BNP Paribas 3.50% 20231	$27,000	$28,601
BNP Paribas 3.80% 20241	39,000	42,271
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)1,2	5,050	5,292
BNP Paribas 3.375% 20251	25,675	27,786
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)1,2	27,900	28,537
Capital One Financial Corp. 4.25% 2025	17,500	19,685
Charles Schwab Corp., junior subordinated, 5.375% (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.971% on 6/1/2025)3	3,750	4,016
Citigroup Inc. 2.35% 2021	16,500	16,821
Citigroup Inc. 2.70% 2021	13,500	13,721
Citigroup Inc. 2.90% 2021	13,500	13,915
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)2	33,214	35,674
Citigroup Inc. 4.60% 2026	4,175	4,770
Citigroup Inc. 3.668% 20282	2,225	2,482
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)2	10,633	11,322
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)2	130,924	135,485
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)2	36,875	43,665
Citigroup Inc., Series A, junior subordinated, 5.95% (3-month USD-LIBOR + 4.068% on 1/30/2023)2	13,195	13,112
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year+ 2.05% on 9/12/2029)1,2	14,375	15,322
Cooperatieve Rabobank UA 2.75% 2023	17,000	17,922
Cooperatieve Rabobank UA 2.625% 20241	10,900	11,589
Credit Acceptance Corp. 6.625% 2026	1,488	1,501
Crédit Agricole SA 3.375% 20221	10,250	10,614
Crédit Agricole SA 3.75% 20231	21,000	22,491
Crédit Agricole SA 3.25% 20241	6,200	6,665
Crédit Agricole SA 4.375% 20251	10,030	11,108
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)1,2	15,750	15,985
Credit Suisse AG (New York Branch) 1.00% 2023	29,775	29,951
Credit Suisse AG (New York Branch) 2.95% 2025	22,025	23,908
Credit Suisse Group AG 3.45% 2021	11,250	11,518
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)1,2	20,250	21,095
Credit Suisse Group AG 3.80% 2023	29,264	31,538
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)1,2	3,100	3,208
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)1,2	14,950	15,154
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)1,2	8,385	9,262
Credit Suisse Group AG 4.194% 20311,2	57,919	66,231
Danske Bank AS 2.00% 20211	20,260	20,580
Danske Bank AS 2.70% 20221	13,475	13,915
Danske Bank AS 3.875% 20231	15,165	16,094
Deutsche Bank AG 2.70% 2020	13,000	13,003
Deutsche Bank AG 3.15% 2021	32,737	32,899
Deutsche Bank AG 3.375% 2021	2,100	2,119
Deutsche Bank AG 4.25% 2021	36,725	37,143
Deutsche Bank AG 4.25% 2021	850	873
Deutsche Bank AG 3.30% 2022	4,055	4,151
Deutsche Bank AG 5.00% 2022	4,675	4,882
Deutsche Bank AG 3.95% 2023	11,197	11,637
Deutsche Bank AG 3.70% 2024	15,250	15,914
Deutsche Bank AG 3.70% 2024	6,250	6,541
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)2	45,957	48,261
Deutsche Bank AG 4.10% 2026	16,415	17,387
Deutsche Bank AG 4.10% 2026	3,022	3,198
DNB Bank ASA 2.375% 20211	22,700	23,117

The Bond Fund of America — Page 2 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Fifth Third Bancorp 1.625% 2023	$1,175	$1,206
Fifth Third Bancorp 2.55% 2027	9,000	9,637
Five Corners Funding Trust II 2.85% 20301	2,800	2,891
GE Capital Funding, LLC 4.05% 20271	33,522	35,414
GE Capital Funding, LLC 4.40% 20301	61,580	64,105
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)2	14,747	15,333
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)2	11,401	12,298
Goldman Sachs Group, Inc. 3.50% 2025	7,824	8,588
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.562% 20263	5,975	5,935
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)2	10,080	11,401
Goldman Sachs Group, Inc. 2.60% 2030	3,000	3,136
Goldman Sachs Group, Inc. 3.80% 2030	86,543	98,920
Groupe BPCE SA 2.75% 20231	8,600	9,020
Groupe BPCE SA 5.70% 20231	30,476	34,113
Groupe BPCE SA 5.15% 20241	25,098	28,040
Groupe BPCE SA 4.50% 20251	7,795	8,522
Hartford Financial Services Group, Inc. 2.80% 2029	10,850	11,508
Hartford Financial Services Group, Inc. 3.60% 2049	1,750	1,861
HSBC Holdings PLC 4.125% 20201	9,453	9,493
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)2	18,500	19,196
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)2	43,810	44,296
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)2	37,900	42,095
HSBC Holdings PLC 4.95% 2030	3,150	3,779
HSBC Holdings PLC 2.848% 20312	42,987	44,053
HSBK (Europe) BV 7.25% 20211	3,710	3,814
Icahn Enterprises Finance Corp. 6.25% 2022	5,940	5,968
Intesa Sanpaolo SpA 3.125% 20221	17,025	17,356
Intesa Sanpaolo SpA 3.375% 20231	39,966	41,135
Intesa Sanpaolo SpA 3.25% 20241	5,600	5,726
Intesa Sanpaolo SpA 5.017% 20241	116,668	119,610
Intesa Sanpaolo SpA 5.71% 20261	24,105	25,565
Intesa Sanpaolo SpA 3.875% 20271	10,275	10,611
Intesa Sanpaolo SpA 3.875% 20281	4,974	5,140
Jefferies Financial Group Inc. 5.50% 2023	2,975	3,224
JPMorgan Chase & Co. 2.40% 2021	17,500	17,800
JPMorgan Chase & Co. 2.55% 2021	26,400	26,731
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)2	13,000	13,216
JPMorgan Chase & Co. 3.875% 2024	485	538
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)2	5,000	5,512
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)2	51,319	53,791
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)2	127,305	131,990
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)2	4,715	4,898
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)2	14,050	14,552
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)2	1,060	1,184
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)2	22,637	24,301
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)2	91,786	97,147
JPMorgan Chase & Co. 3.109% 2041 (USD-SOFR + 2.46% on 4/22/2040)2	6,000	6,483
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)2	6,085	6,581
Kasikornbank PC HK 3.343% 20312	3,035	2,952
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)2	16,500	17,187
Lloyds Banking Group PLC 4.05% 2023	14,200	15,455
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)2	13,460	14,660
Lloyds Banking Group PLC 4.582% 2025	5,143	5,716

The Bond Fund of America — Page 3 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)2	$13,875	$14,340
Lloyds Banking Group PLC 4.375% 2028	2,560	2,972
Marsh & McLennan Companies, Inc. 3.875% 2024	17,120	18,963
Marsh & McLennan Companies, Inc. 4.375% 2029	2,460	2,968
Marsh & McLennan Companies, Inc. 2.25% 2030	3,506	3,651
Marsh & McLennan Companies, Inc. 4.75% 2039	750	965
Marsh & McLennan Companies, Inc. 4.90% 2049	2,750	3,747
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)1,2	100	127
MetLife, Inc. 3.60% 2025	100	114
MetLife, Inc. 4.55% 2030	2,000	2,485
MetLife, Inc. 4.60% 2046	800	1,019
Metropolitan Life Global Funding I 2.50% 20201	7,500	7,568
Metropolitan Life Global Funding I 2.40% 20211	19,975	20,198
Metropolitan Life Global Funding I 3.45% 20211	1,500	1,554
Metropolitan Life Global Funding I 2.40% 20221	5,965	6,187
Metropolitan Life Global Funding I 3.375% 20221	3,000	3,131
Metropolitan Life Global Funding I 3.60% 20241	3,000	3,282
Metropolitan Life Global Funding I 0.95% 20251	757	759
Metropolitan Life Global Funding I 3.45% 20261	2,315	2,627
Metropolitan Life Global Funding I 3.00% 20271	2,500	2,735
Metropolitan Life Global Funding I 3.05% 20291	5,000	5,530
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	7,451	7,586
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	16,630
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	10,183
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	4,600	4,931
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	45,000	46,530
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	18,211
Morgan Stanley 2.50% 2021	14,300	14,541
Morgan Stanley 2.75% 2022	13,054	13,576
Morgan Stanley 3.125% 2023	10,000	10,607
Morgan Stanley 3.70% 2024	875	971
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)2	57,500	62,014
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)2	12,800	13,599
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)2	48,648	50,652
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)2	34,261	36,436
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)2	3,394	3,884
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)2	6,772	10,287
MSCI Inc. 3.625% 20301	16,200	16,147
National Australia Bank Ltd. 2.50% 2022	15,500	16,069
National Australia Bank Ltd. 2.875% 2023	13,200	13,992
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)1,2	5,000	5,273
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)1,2	33,400	36,165
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)1,2	3,000	3,250
Navient Corp. 5.50% 2023	7,000	6,733
Navient Corp. 5.00% 2027	6,250	5,264
New York Life Global Funding 1.95% 20201	3,625	3,640
New York Life Global Funding 1.70% 20211	30,500	30,980
New York Life Global Funding 2.00% 20211	700	709
New York Life Global Funding 2.25% 20221	10,195	10,548
New York Life Global Funding 0.95% 20251	1,403	1,408
New York Life Global Funding 3.00% 20281	2,250	2,495
New York Life Insurance Company 3.75% 20501	20,047	22,654

The Bond Fund of America — Page 4 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Northern Trust Corp. 1.95% 2030	$13,000	$13,392
Nuveen, LLC 4.00% 20281	1,515	1,794
OneMain Holdings, Inc. 7.125% 2026	7,800	8,083
PNC Bank 3.50% 2023	17,840	19,329
PNC Financial Services Group, Inc. 3.50% 2024	11,700	12,793
PNC Financial Services Group, Inc., Series O, junior subordinated, 6.75% (3-month USD-LIBOR + 3.678% on 8/1/2021)2	10,170	10,095
PRICOA Global Funding I 2.45% 20221	3,090	3,217
PRICOA Global Funding I 3.45% 20231	11,525	12,516
Principal Financial Group, Inc. 4.111% 20281	3,500	3,882
Progressive Corp. 4.00% 2029	3,000	3,593
Progressive Corp. 3.20% 2030	3,650	4,152
Progressive Corp. 3.95% 2050	1,250	1,579
Prudential Financial, Inc. 3.905% 2047	850	968
Prudential Financial, Inc. 4.418% 2048	1,000	1,206
Prudential Financial, Inc. 4.35% 2050	5,000	6,012
Prudential Financial, Inc. 3.70% 2051	9,850	10,889
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)2	3,500	3,934
Rabobank Nederland 2.50% 2021	8,500	8,602
Rabobank Nederland 4.375% 2025	5,945	6,712
Rede D’Or Finance SARL 4.50% 20301	7,200	6,365
Royal Bank of Canada 3.20% 2021	10,000	10,239
Royal Bank of Canada 2.80% 2022	23,825	24,809
Royal Bank of Canada 1.15% 2025	14,871	14,902
Royal Bank of Scotland PLC 4.65% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)2	14,130	15,364
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)2	14,200	16,495
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)2	5,300	6,372
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,702
Santander Holdings USA, Inc. 3.50% 2024	13,325	14,024
Santander Holdings USA, Inc. 3.244% 2026	15,000	15,605
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,724
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,499
State Street Corp. 2.901% 2026 (USD-SOFR + 2.70% on 3/30/2025)1,2	4,500	4,886
State Street Corp. 3.152% 2031 (USD-SOFR + 2.65% on 3/30/2025)1,2	2,750	3,092
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	30,617
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	520	551
Svenska Handelsbanken AB 1.875% 2021	8,920	9,077
Synchrony Financial 2.85% 2022	8,750	8,903
Synchrony Financial 4.375% 2024	5,825	6,105
Toronto-Dominion Bank 2.65% 2024	18,625	19,943
Travelers Companies, Inc. 4.00% 2047	2,250	2,773
Travelers Companies, Inc. 4.10% 2049	1,500	1,890
Travelers Companies, Inc. 2.55% 2050	2,065	2,047
U.S. Bancorp 2.40% 2024	52,565	55,984
U.S. Bank NA 2.85% 2023	21,000	22,198
U.S. Bank NA 3.40% 2023	13,125	14,202
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)1,2	19,100	20,646
UniCredit SpA 3.75% 20221	14,975	15,369
UniCredit SpA 6.572% 20221	22,250	23,514
UniCredit SpA 4.625% 20271	27,550	29,715
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)1,2	51,585	54,275
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)1,2	35,184	39,718
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)1,2	1,723	1,740
Unum Group 5.625% 2020	345	348

The Bond Fund of America — Page 5 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
VEB Finance Ltd. 6.902% 20201	$4,600	$4,612
VEB Finance Ltd. 6.80% 20251	500	596
Wells Fargo & Company 2.10% 2021	41,300	42,044
Wells Fargo & Company 2.50% 2021	13,500	13,690
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)2	101,335	103,020
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)2	73,387	76,443
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)2	30,104	31,090
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)2	47,487	49,156
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)2	19,471	21,124
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)2	12,650	13,080
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)2	18,348	19,624
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)2	66,238	69,380
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)2	4,902	5,120
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)2	22,132	30,700
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)2	29,668	30,193
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)2	4,765	5,270
Willis North America Inc. 2.95% 2029	2,130	2,261
Willis North America Inc. 3.875% 2049	3,100	3,451
		4,672,770
Health care 4.36%
Abbott Laboratories 3.40% 2023	6,785	7,407
Abbott Laboratories 3.75% 2026	1,023	1,191
Abbott Laboratories 4.75% 2036	200	269
AbbVie Inc. 2.30% 2021	14,335	14,518
AbbVie Inc. 5.00% 20211	12,457	13,080
AbbVie Inc. 3.45% 20221	27,305	28,378
AbbVie Inc. 2.60% 20241	33,935	36,159
AbbVie Inc. 2.95% 20261	31,642	34,653
AbbVie Inc. 3.20% 20291	36,831	41,124
AbbVie Inc. 4.75% 20451	5,024	6,243
AbbVie Inc. 4.45% 2046	3,300	4,018
AbbVie Inc. 4.875% 2048	6,500	8,330
AbbVie Inc. 4.25% 20491	3,797	4,572
Amgen Inc. 2.45% 2030	25,000	26,483
Amgen Inc. 3.375% 2050	9,410	10,352
Anthem, Inc. 2.95% 2022	11,000	11,606
Anthem, Inc. 2.375% 2025	1,534	1,627
AstraZeneca PLC 2.375% 2022	14,650	15,174
AstraZeneca PLC 3.50% 2023	15,207	16,463
AstraZeneca PLC 3.375% 2025	33,000	37,113
AstraZeneca PLC 4.00% 2029	2,027	2,485
Avantor, Inc. 6.00% 20241	7,198	7,529
Bayer US Finance II LLC 3.875% 20231	26,275	28,843
Bayer US Finance II LLC 4.25% 20251	31,819	36,584
Bayer US Finance II LLC 4.375% 20281	31,900	37,299
Bayer US Finance II LLC 4.875% 20481	776	996
Becton, Dickinson and Company 2.894% 2022	22,730	23,527
Becton, Dickinson and Company 3.363% 2024	41,795	45,089
Becton, Dickinson and Company 3.734% 2024	5,000	5,508
Becton, Dickinson and Company 3.70% 2027	42,036	47,058
Becton, Dickinson and Company 2.823% 2030	6,943	7,369

The Bond Fund of America — Page 6 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Company 3.794% 2050	$2,526	$2,819
Boston Scientific Corp. 3.375% 2022	6,200	6,485
Boston Scientific Corp. 3.45% 2024	1,985	2,153
Boston Scientific Corp. 3.75% 2026	11,325	12,870
Boston Scientific Corp. 2.65% 2030	42,440	44,138
Boston Scientific Corp. 4.70% 2049	1,025	1,309
Bristol-Myers Squibb Co. 2.60% 20221	6,623	6,888
Bristol-Myers Squibb Co. 2.90% 20241	14,262	15,446
Bristol-Myers Squibb Co. 3.20% 20261	12,838	14,419
Bristol-Myers Squibb Co. 3.40% 20291	28,807	33,601
Bristol-Myers Squibb Co. 4.25% 20491	6,867	9,160
Centene Corp. 4.75% 2022	2,500	2,540
Centene Corp. 4.75% 2025	9,060	9,286
Centene Corp. 5.375% 20261	10,415	10,839
Centene Corp. 5.375% 20261	3,175	3,316
Centene Corp. 4.25% 2027	58,085	60,073
Centene Corp. 4.625% 2029	42,335	44,929
Centene Corp. 3.375% 2030	30,182	30,522
Charles River Laboratories International, Inc. 5.50% 20261	6,500	6,779
Cigna Corp. 3.75% 2023	6,029	6,549
Cigna Corp. 4.375% 2028	21,665	25,657
Cigna Corp. 4.80% 2038	2,020	2,564
Cigna Corp. 4.90% 2048	14,945	19,787
CVS Health Corp. 3.35% 2021	2,571	2,622
CVS Health Corp. 4.10% 2025	5,000	5,656
CVS Health Corp. 4.30% 2028	6,250	7,312
CVS Health Corp. 3.75% 2030	6,000	6,913
CVS Health Corp. 5.05% 2048	12,004	15,640
CVS Health Corp. 4.25% 2050	8,451	10,211
DaVita HealthCare Partners Inc. 5.125% 2024	5,000	5,092
Elanco Animal Health Inc. 5.022% 2023	4,700	4,956
Eli Lilly and Co. 2.35% 2022	3,816	3,964
EMD Finance LLC 2.95% 20221	9,600	9,910
EMD Finance LLC 3.25% 20251	36,850	40,221
GlaxoSmithKline PLC 2.875% 2022	6,417	6,708
GlaxoSmithKline PLC 3.375% 2023	41,545	44,813
GlaxoSmithKline PLC 3.00% 2024	14,515	15,702
GlaxoSmithKline PLC 3.625% 2025	17,910	20,227
HCA Inc. 5.875% 2023	3,750	4,065
HCA Inc. 5.875% 2026	4,700	5,165
HCA Inc. 4.125% 2029	2,825	3,119
HCA Inc. 5.875% 2029	7,130	8,080
HCA Inc. 3.50% 2030	5,225	5,038
HCA Inc. 5.25% 2049	8,300	10,017
Humana Inc. 2.50% 2020	15,000	15,137
IMS Health Holdings, Inc. 5.00% 20261	5,750	5,942
Johnson & Johnson 2.25% 2022	12,240	12,619
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,598
Medtronic, Inc. 3.50% 2025	890	1,004
Merck & Co., Inc. 2.90% 2024	4,864	5,262
Merck & Co., Inc. 2.75% 2025	26,525	28,880
Molina Healthcare, Inc. 5.375% 2022	6,890	7,043
Molina Healthcare, Inc. 4.875% 20251	11,725	11,826
Molina Healthcare, Inc. 4.375% 20281	2,125	2,134

The Bond Fund of America — Page 7 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Mylan Laboratories Inc. 3.15% 2021	$14,800	$15,111
New York University Hospital Center 3.38% 2055	6,417	6,227
Novartis Capital Corp. 1.75% 2025	10,827	11,330
Novartis Capital Corp. 2.00% 2027	5,513	5,848
Novartis Capital Corp. 2.20% 2030	15,824	16,762
Partners HealthCare System, Inc. 3.192% 2049	10,400	11,092
Pfizer Inc. 2.80% 2022	3,707	3,862
Pfizer Inc. 3.20% 2023	32,648	35,239
Pfizer Inc. 2.95% 2024	7,674	8,308
Pfizer Inc. 2.75% 2026	10,172	11,306
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)3,4,5,6,7	7,305	7,378
Shire PLC 2.40% 2021	13,442	13,714
Shire PLC 2.875% 2023	8,790	9,316
Shire PLC 3.20% 2026	43,426	48,208
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	47,390	52,728
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	60,515	74,699
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	19,169	19,015
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	6,195	6,265
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	6,942	7,002
Takeda Pharmaceutical Company, Ltd. 3.375% 2060	6,461	6,497
Tenet Healthcare Corp. 4.625% 2024	10,300	10,107
Tenet Healthcare Corp. 4.875% 20261	5,535	5,430
Tenet Healthcare Corp. 5.125% 20271	4,565	4,518
Teva Pharmaceutical Finance Co. BV 2.20% 2021	3,886	3,816
Teva Pharmaceutical Finance Co. BV 2.95% 2022	6,800	6,577
Teva Pharmaceutical Finance Co. BV 2.80% 2023	239,298	226,801
Teva Pharmaceutical Finance Co. BV 6.00% 2024	92,316	95,069
Teva Pharmaceutical Finance Co. BV 7.125% 20251	66,000	70,387
Teva Pharmaceutical Finance Co. BV 3.15% 2026	95,825	85,920
Teva Pharmaceutical Finance Co. BV 6.75% 2028	86,779	91,873
Teva Pharmaceutical Finance Co. BV 4.10% 2046	110,965	93,571
Thermo Fisher Scientific Inc. 4.497% 2030	16,711	20,695
UnitedHealth Group Inc. 3.35% 2022	200	212
UnitedHealth Group Inc. 2.375% 2024	11,540	12,287
UnitedHealth Group Inc. 3.50% 2024	21,200	23,341
UnitedHealth Group Inc. 3.70% 2025	15,430	17,715
UnitedHealth Group Inc. 3.75% 2025	5,880	6,707
UnitedHealth Group Inc. 2.875% 2029	16,410	18,331
UnitedHealth Group Inc. 2.00% 2030	10,000	10,481
UnitedHealth Group Inc. 4.45% 2048	2,000	2,624
UnitedHealth Group Inc. 3.70% 2049	6,795	8,050
UnitedHealth Group Inc. 2.90% 2050	10,000	10,670
Upjohn Inc. 1.125% 20221	6,731	6,770
Upjohn Inc. 1.65% 20251	2,541	2,593
Upjohn Inc. 2.30% 20271	1,713	1,771
Upjohn Inc. 2.70% 20301	28,221	29,057
Upjohn Inc. 3.85% 20401	5,305	5,709
Upjohn Inc. 4.00% 20501	19,181	20,621
Valeant Pharmaceuticals International, Inc. 7.00% 20241	6,808	7,077
Valeant Pharmaceuticals International, Inc. 5.50% 20251	10,000	10,231

The Bond Fund of America — Page 8 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
WellPoint, Inc. 3.50% 2024	$18,698	$20,472
Zimmer Holdings, Inc. 3.15% 2022	14,276	14,826
		2,574,268
Utilities 4.20%
Abu Dhabi National Energy Company PJSC (TAQA) 5.875% 20211	1,055	1,125
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 20231	2,110	2,223
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 20251	20,500	22,908
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 20261	600	681
Abu Dhabi National Energy Company PJSC (TAQA) 4.875% 20301	440	529
AEP Transmission Co. LLC 3.65% 2050	4,825	5,595
AES Corp. 5.50% 2025	9,000	9,265
AES Corp. 5.125% 2027	2,000	2,080
Alliant Energy Finance LLC 4.25% 20281	3,804	4,425
Ameren Corp. 2.50% 2024	3,297	3,498
Ameren Corp. 3.50% 2031	27,707	31,040
American Electric Power Co., Inc. 4.30% 2028	10,000	11,765
American Electric Power Co., Inc. 2.30% 2030	25,335	25,667
American Electric Power Co., Inc. 3.25% 2050	22,050	22,806
American Water Cap Corp. 2.80% 2030	7,950	8,677
Avangrid, Inc. 3.80% 2029	5,000	5,815
Berkshire Hathaway Energy Co. 2.80% 2023	8,650	9,135
Berkshire Hathaway Energy Co. 4.05% 20251	5,700	6,499
Berkshire Hathaway Energy Co. 3.70% 20301	5,500	6,458
Berkshire Hathaway Energy Co. 4.50% 2045	200	254
Berkshire Hathaway Energy Co. 4.25% 20501	3,975	5,001
Calpine Corp. 5.25% 20261	10,300	10,430
Cemig Geração e Transmissão SA 9.25% 2024	700	774
CenterPoint Energy, Inc. 3.85% 2024	36,462	39,911
CenterPoint Energy, Inc. 2.95% 2030	13,000	13,835
CenterPoint Energy, Inc. 3.70% 2049	2,775	3,032
CenterPoint Energy, Inc. 2.90% 2050	4,150	4,334
CMS Energy Corp. 3.875% 2024	5,000	5,373
CMS Energy Corp. 3.00% 2026	2,853	3,099
CMS Energy Corp. 3.45% 2027	2,500	2,750
CMS Energy Corp. 4.875% 2044	100	130
Colbun SA 3.95% 20271	5,225	5,629
Comisión Federal de Electricidad 4.875% 20241	2,500	2,640
Comisión Federal de Electricidad 4.75% 20271	370	390
Consolidated Edison Company of New York, Inc. 3.95% 2050	8,100	9,683
Consumers Energy Co. 3.10% 2050	20,000	22,333
Consumers Energy Co. 3.75% 2050	5,000	6,107
Consumers Energy Co. 3.50% 2051	4,113	4,868
Dominion Resources, Inc. 3.375% 2030	17,000	18,844
Dominion Resources, Inc., junior subordinated, 3.071% 20242	17,600	18,918
DPL Inc. 4.125% 20251	1,040	1,043
DTE Energy Co. 3.40% 2029	16,850	18,267
Duke Energy Carolinas, LLC 2.45% 2029	32,180	34,608
Duke Energy Carolinas, LLC 2.45% 2030	25,000	27,075
Duke Energy Corp. 3.40% 2029	21,940	24,708
Duke Energy Corp. 2.45% 2030	10,000	10,559
Duke Energy Florida, LLC 2.50% 2029	9,863	10,683
Duke Energy Indiana, Inc. 3.25% 2049	3,875	4,302
Duke Energy Ohio, Inc. 2.125% 2030	8,850	9,177

The Bond Fund of America — Page 9 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 3.125% 2022	$13,250	$13,657
Edison International 3.55% 2024	38,052	40,227
Edison International 4.95% 2025	39,007	42,937
Edison International 5.75% 2027	11,322	13,016
Edison International 4.125% 2028	35,608	37,679
EDP Finance BV 5.25% 20211	3,500	3,575
EDP Finance BV 3.625% 20241	9,275	10,006
Electricité de France SA 4.50% 20281	762	888
Electricité de France SA 4.875% 20381	3,725	4,405
Electricité de France SA 4.95% 20451	711	870
Electricité de France SA 5.00% 20481	305	388
Electricité de France SA 6.00% 2114	£300	633
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)2	$22,801	24,699
Emera US Finance LP 2.70% 2021	3,085	3,142
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,606
Empresas Publicas de Medellin ESP 4.25% 20291	2,010	2,021
Enel Chile SA 4.875% 2028	4,000	4,474
Enel Finance International SA 4.625% 20251	29,000	33,049
Enel Finance International SA 3.50% 20281	8,724	9,395
Enel Finance International SA 4.75% 20471	1,966	2,349
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)1,2	9,500	10,825
Engie Energia Chile SA 3.40% 20301	1,458	1,520
Entergy Corp. 2.95% 2026	15,775	17,422
Entergy Corp. 2.80% 2030	7,800	8,232
Entergy Corp. 3.75% 2050	5,475	6,101
Entergy Louisiana, LLC 2.90% 2051	12,476	12,824
Evergy Metro, Inc. 2.25% 2030	7,575	7,945
Exelon Corp. 4.05% 2030	16,150	18,682
Exelon Corp. 4.70% 2050	2,850	3,637
Exelon Corp., junior subordinated, 3.497% 20222	21,000	21,928
FirstEnergy Corp. 1.60% 2026	6,200	6,263
FirstEnergy Corp. 3.90% 2027	42,060	47,645
FirstEnergy Corp. 3.50% 20281	8,321	9,125
FirstEnergy Corp. 2.25% 2030	21,792	21,884
FirstEnergy Corp. 2.65% 2030	25,377	26,537
FirstEnergy Corp. 7.375% 2031	8,895	13,004
FirstEnergy Corp. 4.85% 2047	8,271	10,494
FirstEnergy Corp. 3.40% 2050	18,375	19,720
FirstEnergy Corp., Series B, 4.25% 2023	11,400	12,335
Florida Power & Light Company 2.85% 2025	2,750	3,013
Florida Power & Light Company 3.70% 20471	2,428	2,919
Georgia Power Co. 2.65% 2029	1,250	1,313
Georgia Power Co. 3.70% 2050	4,285	4,777
Gulf Power Co. 3.30% 2027	3,831	4,254
Interstate Power and Light Co. 3.25% 2024	9,628	10,462
Interstate Power and Light Co. 2.30% 2030	6,400	6,549
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,419
Israel Electric Corp. Ltd. 8.10% 20961	6,250	9,281
Jersey Central Power & Light Co. 4.30% 20261	4,480	5,188
Metropolitan Edison Co. 4.30% 20291	3,000	3,511
Mississippi Power Co. 3.95% 2028	6,400	7,277
Mississippi Power Co. 4.25% 2042	15,911	18,772
National Grid PLC 3.15% 20271	1,105	1,209

The Bond Fund of America — Page 10 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
New York State Electric & Gas Corp. 3.25% 20261	$2,000	$2,217
NextEra Energy Capital Holdings, Inc. 2.403% 2021	10,000	10,228
NextEra Energy Capital Holdings, Inc. 3.15% 2024	3,760	4,083
NextEra Energy Capital Holdings, Inc. 2.75% 2025	6,550	7,085
NextEra Energy Capital Holdings, Inc. 2.25% 2030	95,400	98,214
NextEra Energy Partners, LP 4.25% 20241	4,715	4,777
NextEra Energy Partners, LP 3.875% 20261	3,535	3,538
Niagara Mohawk Power Corp. 3.508% 20241	2,050	2,253
Niagara Mohawk Power Corp. 4.278% 20341	3,000	3,594
NiSource Finance Corp. 2.65% 2022	2,875	3,005
Northern States Power Co. 2.20% 2020	1,042	1,043
Northern States Power Co. 3.40% 2042	50	57
Northern States Power Co. 2.60% 2051	6,199	6,269
NRG Energy, Inc. 7.25% 2026	8,773	9,276
NV Energy, Inc. 6.25% 2020	3,100	3,167
Pacific Gas and Electric Co. 3.50% 20208	10,255	11,193
Pacific Gas and Electric Co. 3.25% 2021	1,497	1,637
Pacific Gas and Electric Co. 4.25% 2021	4,550	4,976
Pacific Gas and Electric Co. 1.75% 2022	33,900	34,038
Pacific Gas and Electric Co. 2.45% 20228	5,312	5,809
Pacific Gas and Electric Co. 4.25% 2023	45,575	52,005
Pacific Gas and Electric Co. 3.75% 2024	7,957	8,843
Pacific Gas and Electric Co. 3.50% 2025	4,666	5,159
Pacific Gas and Electric Co. 2.95% 2026	17,640	19,059
Pacific Gas and Electric Co. 2.10% 2027	26,805	26,539
Pacific Gas and Electric Co. 3.30% 2027	42,535	46,123
Pacific Gas and Electric Co. 3.30% 2027	1,158	1,260
Pacific Gas and Electric Co. 4.65% 2028	5,425	6,472
Pacific Gas and Electric Co. 2.50% 2031	55,795	54,685
Pacific Gas and Electric Co. 6.05% 20348	18,823	22,474
Pacific Gas and Electric Co. 6.35% 20388	580	696
Pacific Gas and Electric Co. 3.30% 2040	25,200	24,584
Pacific Gas and Electric Co. 5.40% 2040	19,446	23,253
Pacific Gas and Electric Co. 3.75% 2042	31,950	33,205
Pacific Gas and Electric Co. 3.95% 2047	23,125	24,264
Pacific Gas and Electric Co. 3.50% 2050	66,435	64,301
PacifiCorp. 3.30% 2051	5,975	6,612
PacifiCorp., First Mortgage Bonds, 2.70% 2030	4,225	4,620
Peco Energy Co. 2.80% 2050	21,550	22,303
PG&E Corp. 5.25% 2030	2,450	2,468
Public Service Company of Colorado 2.50% 2023	1,430	1,489
Public Service Company of Colorado 1.90% 2031	18,976	19,381
Public Service Company of Colorado 4.30% 2044	880	1,119
Public Service Company of Colorado 3.80% 2047	2,702	3,266
Public Service Company of Colorado 2.70% 2051	10,000	10,265
Public Service Electric and Gas Co. 3.20% 2029	5,000	5,683
Public Service Electric and Gas Co. 2.45% 2030	5,555	5,990
Public Service Electric and Gas Co. 2.70% 2050	13,334	13,845
Public Service Electric and Gas Co. 3.15% 2050	15,000	16,570
Public Service Enterprise Group Inc. 2.65% 2022	6,225	6,499
Public Service Enterprise Group Inc. 3.00% 2027	2,250	2,493
Public Service Enterprise Group Inc. 3.20% 2049	2,475	2,767
Puget Energy, Inc. 6.00% 2021	4,306	4,544
Puget Energy, Inc. 5.625% 2022	20,491	21,853

The Bond Fund of America — Page 11 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Puget Energy, Inc. 3.65% 2025	$1,911	$2,044
San Diego Gas & Electric Co. 6.00% 2039	975	1,394
San Diego Gas & Electric Co. 4.50% 2040	1,937	2,389
San Diego Gas & Electric Co. 3.75% 2047	3,086	3,571
San Diego Gas & Electric Co. 4.10% 2049	9,098	11,179
San Diego Gas & Electric Co. 3.32% 2050	16,072	17,542
Southern California Edison Co. 2.90% 2021	11,826	12,018
Southern California Edison Co. 1.845% 2022	3,621	3,625
Southern California Edison Co. 2.40% 2022	3,194	3,245
Southern California Edison Co. 3.40% 2023	8,139	8,717
Southern California Edison Co. 3.50% 2023	23,680	25,452
Southern California Edison Co. 3.70% 2025	28,595	31,654
Southern California Edison Co. 2.85% 2029	46,884	49,728
Southern California Edison Co. 4.20% 2029	28,605	33,402
Southern California Edison Co. 2.25% 2030	22,705	23,106
Southern California Edison Co. 6.00% 2034	12,500	16,804
Southern California Edison Co. 5.35% 2035	30,375	39,790
Southern California Edison Co. 5.75% 2035	6,666	9,062
Southern California Edison Co. 5.625% 2036	5,649	7,198
Southern California Edison Co. 5.55% 2037	5,300	6,741
Southern California Edison Co. 5.95% 2038	11,255	14,926
Southern California Edison Co. 6.05% 2039	2,411	3,256
Southern California Edison Co. 4.50% 2040	20,867	24,601
Southern California Edison Co. 4.00% 2047	8,750	10,009
Southern California Edison Co. 4.125% 2048	18,740	21,955
Southern California Edison Co. 4.875% 2049	13,454	17,426
Southern California Edison Co. 3.65% 2050	43,332	47,817
Southern California Edison Co., Series C, 3.60% 2045	16,979	18,500
Southern California Gas Company 2.55% 2030	16,646	17,956
Southern Co. 3.70% 2030	19,500	22,338
Southern Co. 4.25% 2036	4,425	5,050
Southern Co. 4.40% 2046	7,217	8,574
State Grid Overseas Investment Ltd. 3.50% 20271	2,000	2,215
Talen Energy Supply, LLC 7.25% 20271	11,474	11,436
Talen Energy Supply, LLC 6.625% 20281	8,000	7,853
Talen Energy Supply, LLC 7.625% 20281	1,410	1,413
Virginia Electric and Power Co. 2.875% 2029	4,944	5,444
Virginia Electric and Power Co. 4.00% 2043	1,437	1,720
Virginia Electric and Power Co. 3.30% 2049	3,250	3,622
Virginia Electric and Power Co., Series B, 3.80% 2047	1,832	2,149
Vistra Operations Co. LLC 3.55% 20241	8,000	8,262
Vistra Operations Co. LLC 5.00% 20271	1,000	1,018
Wisconsin Power and Light Co. 3.65% 2050	4,075	4,779
Xcel Energy Inc. 3.35% 2026	1,527	1,714
Xcel Energy Inc. 2.60% 2029	11,200	12,063
Xcel Energy Inc. 3.50% 2049	13,163	14,745
		2,484,681
Energy 3.83%
Apache Corp. 4.25% 2030	9,050	7,836
Apache Corp. 4.75% 2043	20,800	16,773
Apache Corp. 4.25% 2044	5,800	4,374
Apache Corp. 5.35% 2049	20,669	16,509
Baker Hughes, a GE Co. 4.486% 2030	9,519	10,969

The Bond Fund of America — Page 12 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Baker Hughes, a GE Co. 4.08% 2047	$4,040	$4,207
BP Capital Markets PLC 3.79% 2024	47,280	51,778
BP Capital Markets PLC 3.41% 2026	17,500	19,384
BP Capital Markets PLC 4.234% 2028	2,500	2,906
BP Capital Markets PLC 3.00% 2050	19,159	18,920
Canadian Natural Resources Ltd. 3.45% 2021	800	820
Canadian Natural Resources Ltd. 2.95% 2023	25,740	26,567
Canadian Natural Resources Ltd. 3.80% 2024	20,250	21,511
Canadian Natural Resources Ltd. 2.05% 2025	24,338	24,415
Canadian Natural Resources Ltd. 3.85% 2027	49,874	53,372
Canadian Natural Resources Ltd. 2.95% 2030	16,331	16,239
Cenovus Energy Inc. 3.80% 2023	3,940	3,707
Cenovus Energy Inc. 4.25% 2027	16,800	15,260
Cenovus Energy Inc. 5.25% 2037	2,189	1,895
Cenovus Energy Inc. 5.40% 2047	39,993	34,367
Cheniere Energy Partners, LP 4.50% 20291	2,050	2,005
Cheniere Energy, Inc. 5.125% 2027	3,000	3,296
Cheniere Energy, Inc. 3.70% 20291	71,536	73,388
Chevron Corp. 2.10% 2021	10,000	10,138
Chevron Corp. 2.498% 2022	9,675	10,013
Chevron Corp. 2.954% 2026	6,340	7,027
Chevron Corp. 1.995% 2027	919	963
Chevron Corp. 2.236% 2030	17,660	18,510
Chevron Corp. 2.978% 2040	1,772	1,899
Chevron Corp. 3.078% 2050	4,762	5,068
Columbia Pipeline Partners LP 5.80% 2045	2,635	3,220
Concho Resources Inc. 4.30% 2028	18,500	20,333
Concho Resources Inc. 4.85% 2048	5,402	6,105
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)1,7	3,370	1,011
DCP Midstream Operating LP 4.95% 2022	1,495	1,508
Diamond Offshore Drilling, Inc. 4.875% 20438	13,470	1,592
Enbridge Energy Partners, LP 5.875% 2025	5,000	5,974
Enbridge Energy Partners, LP 7.375% 2045	32,973	47,229
Enbridge Inc. 4.00% 2023	55,510	60,228
Enbridge Inc. 3.50% 2024	5,682	6,172
Endeavor Energy Resources, LP 6.625% 20251	1,995	2,016
Energy Transfer Operating, LP 5.875% 2024	2,043	2,287
Energy Transfer Operating, LP 2.90% 2025	8,003	8,204
Energy Transfer Operating, LP 5.50% 2027	10,000	11,169
Energy Transfer Operating, LP 3.75% 2030	14,013	13,875
Energy Transfer Operating, LP 5.00% 2050	73,591	69,792
Energy Transfer Partners, LP 4.20% 2023	5,725	6,090
Energy Transfer Partners, LP 4.50% 2024	2,975	3,229
Energy Transfer Partners, LP 4.95% 2028	7,500	8,058
Energy Transfer Partners, LP 6.125% 2045	19,678	20,515
Energy Transfer Partners, LP 5.30% 2047	32,861	31,825
Energy Transfer Partners, LP 6.00% 2048	17,891	18,584
Energy Transfer Partners, LP 6.25% 2049	21,248	22,549
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)2	22,000	16,873
EOG Resources, Inc. 4.375% 2030	17,323	20,662
EOG Resources, Inc. 4.95% 2050	20,134	26,305
EQM Midstream Partners, LP 4.75% 2023	2,500	2,526
EQM Midstream Partners, LP 6.50% 20271	3,520	3,614
EQM Midstream Partners, LP 5.50% 2028	8,300	7,924

The Bond Fund of America — Page 13 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EQT Corp. 3.00% 2022	$23,035	$21,495
EQT Corp. 6.125% 2025	8,487	8,472
EQT Corp. 3.90% 2027	11,000	8,994
EQT Corp. 7.00% 2030	15,000	15,471
Equinor ASA 3.625% 2028	12,719	14,645
Equinor ASA 3.125% 2030	22,503	24,867
Equinor ASA 3.25% 2049	5,687	6,053
Equinor ASA 3.70% 2050	4,349	5,023
Exxon Mobil Corp. 2.019% 2024	27,788	29,034
Exxon Mobil Corp. 2.44% 2029	838	890
Exxon Mobil Corp. 2.61% 2030	45,000	48,080
Exxon Mobil Corp. 4.227% 2040	2,000	2,425
Exxon Mobil Corp. 4.327% 2050	1,490	1,875
Exxon Mobil Corp. 3.452% 2051	27,385	30,536
Gazprom OJSC 6.51% 20221	8,350	8,974
KazMunayGas National Co. JSC 4.75% 2027	2,560	2,784
Kinder Morgan, Inc. 3.15% 2023	1,280	1,338
Kinder Morgan, Inc. 4.30% 2028	10,000	11,346
Kinder Morgan, Inc. 5.05% 2046	6,575	7,573
Kinder Morgan, Inc. 5.20% 2048	9,024	10,973
Marathon Oil Corp. 3.85% 2025	5,000	5,046
Marathon Oil Corp. 4.40% 2027	5,755	5,651
MPLX LP 3.50% 2022	8,500	8,861
MPLX LP 5.50% 2049	18,014	20,470
MV24 Capital BV 6.748% 20341	1,936	1,843
Noble Energy, Inc. 3.85% 2028	1,149	1,111
Noble Energy, Inc. 3.25% 2029	26,923	24,359
Noble Energy, Inc. 4.95% 2047	22,695	20,258
Noble Energy, Inc. 4.20% 2049	25,829	21,465
NuStar Logistics, LP 6.75% 20211	3,400	3,388
Occidental Petroleum Corp. 2.60% 2021	2,750	2,695
Occidental Petroleum Corp. 2.90% 2024	19,625	16,818
Occidental Petroleum Corp. 8.00% 2025	3,930	3,955
Occidental Petroleum Corp. 3.20% 2026	1,105	897
Occidental Petroleum Corp. 3.50% 2029	6,577	4,840
Occidental Petroleum Corp. 4.20% 2048	4,250	2,883
ONEOK, Inc. 2.20% 2025	439	431
ONEOK, Inc. 5.85% 2026	12,242	13,996
ONEOK, Inc. 4.00% 2027	5,403	5,491
ONEOK, Inc. 4.55% 2028	1,775	1,863
ONEOK, Inc. 4.35% 2029	3,154	3,320
ONEOK, Inc. 3.10% 2030	8,896	8,527
ONEOK, Inc. 6.35% 2031	20,557	24,105
ONEOK, Inc. 4.95% 2047	515	497
ONEOK, Inc. 5.20% 2048	12,654	12,621
ONEOK, Inc. 4.45% 2049	3,299	3,065
ONEOK, Inc. 7.15% 2051	6,359	7,749
Parsley Energy, Inc. 5.25% 20251	4,000	3,856
Petrobras Global Finance Co. 8.75% 2026	2,600	3,075
Petrobras Global Finance Co. 5.093% 20301	1,962	1,958
Petrobras Global Finance Co. 6.90% 2049	19,000	20,055
Petrobras Global Finance Co. 6.75% 2050	2,190	2,258
Petróleos Mexicanos 5.50% 2021	196	196
Petróleos Mexicanos 4.875% 2022	5,805	5,770

The Bond Fund of America — Page 14 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 5.375% 2022	$5,935	$5,941
Petróleos Mexicanos 3.50% 2023	600	573
Petróleos Mexicanos 4.625% 2023	400	385
Petróleos Mexicanos 4.875% 2024	581	560
Petróleos Mexicanos 4.50% 2026	9,922	8,675
Petróleos Mexicanos 6.875% 2026	105,261	99,698
Petróleos Mexicanos 6.50% 2027	65,892	59,566
Petróleos Mexicanos 6.84% 20301	1,447	1,271
Petróleos Mexicanos 5.95% 20311	2,838	2,345
Petróleos Mexicanos 7.69% 20501	4,125	3,427
Phillips 66 3.90% 2028	3,213	3,634
Plains All American Pipeline, LP 3.80% 2030	7,691	7,589
PTT Exploration and Production PCL 2.587% 20271	780	799
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	5,011
Sabine Pass Liquefaction, LLC 5.625% 20232	14,000	15,322
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	14,760
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	24,033
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	39,685
Sabine Pass Liquefaction, LLC 4.50% 20301	46,475	51,416
Saudi Arabian Oil Co. 2.875% 20241	8,448	8,791
Saudi Arabian Oil Co. 3.50% 20291	62,360	67,358
Saudi Arabian Oil Co. 4.375% 20491	1,325	1,501
Shell International Finance BV 3.50% 2023	7,500	8,152
Shell International Finance BV 2.00% 2024	3,250	3,399
Shell International Finance BV 3.875% 2028	4,680	5,445
Shell International Finance BV 2.375% 2029	12,491	13,119
Shell International Finance BV 3.125% 2049	9,190	9,676
Southwestern Energy Co. 7.50% 2026	7,800	6,852
Sunoco Logistics Operating Partners, LP 4.00% 2027	15,000	15,377
Sunoco Logistics Operating Partners, LP 5.40% 2047	37,806	37,242
Sunoco LP 4.875% 2023	6,000	5,932
Sunoco LP 6.00% 2027	4,210	4,177
Targa Resources Partners LP 5.875% 2026	7,180	7,125
Targa Resources Partners LP 6.875% 2029	6,000	6,304
Targa Resources Partners LP 5.50% 20301	8,660	8,370
Total Capital International 3.455% 2029	4,640	5,279
Total Capital International 3.461% 2049	2,600	2,814
Total Capital International 3.127% 2050	44,893	45,957
TOTAL SA 2.986% 2041	10,021	10,236
TOTAL SA 3.386% 2060	15,550	16,057
TransCanada PipeLines Ltd. 4.10% 2030	45,130	51,487
TransCanada PipeLines Ltd. 4.875% 2048	6,250	7,735
TransCanada PipeLines Ltd. 5.10% 2049	13,500	17,244
Transcontinental Gas Pipe Line Company, LLC 3.95% 20501	15,585	16,753
Transportadora de Gas Peru SA 4.25% 20281	2,535	2,737
Western Midstream Operating, LP 3.10% 2025	8,964	8,514
Western Midstream Operating, LP 4.05% 2030	6,606	6,383
Western Midstream Operating, LP 5.25% 2050	15,036	13,103
Williams Companies, Inc. 3.50% 2030	22,509	23,728
Williams Partners LP 3.90% 2025	1,391	1,524
Williams Partners LP 6.30% 2040	2,438	2,925
Williams Partners LP 5.10% 2045	1,626	1,783
WPX Energy, Inc. 5.25% 2024	2,000	1,976
WPX Energy, Inc. 5.25% 2027	2,500	2,340

The Bond Fund of America — Page 15 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
WPX Energy, Inc. 5.875% 2028	$2,075	$1,992
WPX Energy, Inc. 4.50% 2030	15,995	14,164
		2,266,047
Consumer discretionary 3.14%
Amazon.com, Inc. 2.40% 2023	10,603	11,149
Amazon.com, Inc. 3.15% 2027	4,460	5,107
Amazon.com, Inc. 1.50% 2030	21,923	22,283
Amazon.com, Inc. 3.875% 2037	550	682
Amazon.com, Inc. 4.05% 2047	503	657
Amazon.com, Inc. 2.50% 2050	16,150	16,419
Amazon.com, Inc. 2.70% 2060	13,660	13,950
American Honda Finance Corp. 1.65% 2021	9,565	9,678
American Honda Finance Corp. 2.60% 2022	106	111
Bayerische Motoren Werke AG 1.85% 20211	1,500	1,514
Bayerische Motoren Werke AG 2.00% 20211	2,000	2,018
Bayerische Motoren Werke AG 2.95% 20221	5,000	5,183
Bayerische Motoren Werke AG 3.45% 20231	19,534	20,707
Bayerische Motoren Werke AG 3.80% 20231	1,985	2,133
Bayerische Motoren Werke AG 3.15% 20241	8,808	9,433
Bayerische Motoren Werke AG 3.90% 20251	30,040	33,417
BMW Finance NV 2.25% 20221	7,500	7,745
Carnival Corp. 11.50% 20231	26,515	28,701
DaimlerChrysler North America Holding Corp. 2.00% 20211	11,925	12,021
DaimlerChrysler North America Holding Corp. 2.55% 20221	12,750	13,089
DaimlerChrysler North America Holding Corp. 1.75% 20231	18,000	18,137
DaimlerChrysler North America Holding Corp. 2.70% 20241	7,500	7,757
DaimlerChrysler North America Holding Corp. 3.65% 20241	9,710	10,377
DaimlerChrysler North America Holding Corp. 3.30% 20251	200	213
Expedia Group Inc. 6.25% 20251	6,225	6,660
Ford Motor Co. 8.50% 2023	14,000	14,831
Ford Motor Co. 4.346% 2026	2,300	2,152
Ford Motor Credit Co. 2.343% 2020	25,295	25,184
Ford Motor Credit Co. 3.157% 2020	18,661	18,606
Ford Motor Credit Co. 3.20% 2021	9,890	9,766
Ford Motor Credit Co. 3.336% 2021	4,500	4,468
Ford Motor Credit Co. 3.47% 2021	15,066	14,802
Ford Motor Credit Co. 3.813% 2021	30,785	30,479
Ford Motor Credit Co. 5.875% 2021	9,265	9,374
Ford Motor Credit Co. 3.219% 2022	1,427	1,395
Ford Motor Credit Co. 3.339% 2022	25,553	24,843
Ford Motor Credit Co. 3.35% 2022	9,000	8,654
Ford Motor Credit Co. 5.596% 2022	19,250	19,455
Ford Motor Credit Co. 3.087% 2023	16,391	15,617
Ford Motor Credit Co. 3.096% 2023	20,532	19,535
Ford Motor Credit Co. 4.14% 2023	22,000	21,636
Ford Motor Credit Co. 4.375% 2023	15,492	15,258
Ford Motor Credit Co. 3.664% 2024	5,301	5,017
Ford Motor Credit Co. 3.81% 2024	10,017	9,657
Ford Motor Credit Co. 4.063% 2024	9,000	8,600
Ford Motor Credit Co. 4.134% 2025	400	381
Ford Motor Credit Co. 5.125% 2025	6,390	6,421
Ford Motor Credit Co. 4.542% 2026	18,000	17,257
Ford Motor Credit Co. 4.271% 2027	40,000	37,538

The Bond Fund of America — Page 16 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Co. 5.40% 2023	$4,478	$4,855
General Motors Co. 4.35% 2025	21,138	22,337
General Motors Co. 6.125% 2025	30,560	34,382
General Motors Co. 5.00% 2035	11,505	11,506
General Motors Co. 6.60% 2036	11,309	12,308
General Motors Co. 6.25% 2043	8,681	9,234
General Motors Co. 5.20% 2045	12,360	11,969
General Motors Co. 6.75% 2046	5,934	6,476
General Motors Co. 5.40% 2048	10,625	10,516
General Motors Co. 5.95% 2049	22,491	23,620
General Motors Financial Co. 3.20% 2021	13,200	13,355
General Motors Financial Co. 3.55% 2021	1,400	1,417
General Motors Financial Co. 3.15% 2022	100	102
General Motors Financial Co. 3.45% 2022	14,955	15,253
General Motors Financial Co. 3.45% 2022	550	559
General Motors Financial Co. 3.55% 2022	1,850	1,898
General Motors Financial Co. 3.25% 2023	47,908	48,969
General Motors Financial Co. 3.70% 2023	3,917	4,036
General Motors Financial Co. 4.15% 2023	14,010	14,650
General Motors Financial Co. 5.20% 2023	20,330	21,766
General Motors Financial Co. 3.50% 2024	4,470	4,535
General Motors Financial Co. 3.95% 2024	15,500	16,043
General Motors Financial Co. 5.10% 2024	18,546	19,836
General Motors Financial Co. 2.75% 2025	11,513	11,359
General Motors Financial Co. 2.90% 2025	2,410	2,403
General Motors Financial Co. 4.00% 2025	2,039	2,133
General Motors Financial Co. 4.30% 2025	558	582
General Motors Financial Co. 4.00% 2026	2,000	2,078
General Motors Financial Co. 5.25% 2026	8,267	9,016
Hanesbrands Inc. 4.625% 20241	5,000	4,988
Home Depot, Inc. 3.90% 2028	825	990
Home Depot, Inc. 2.95% 2029	23,565	26,480
Home Depot, Inc. 2.70% 2030	25,000	27,504
Home Depot, Inc. 4.50% 2048	863	1,149
Hyundai Capital America 2.75% 20201	11,706	11,732
Hyundai Capital America 3.45% 20211	33,735	34,135
Hyundai Capital America 3.75% 20211	21,500	21,913
Hyundai Capital America 2.85% 20221	7,412	7,569
Hyundai Capital America 3.10% 20221	13,890	14,180
Hyundai Capital America 3.25% 20221	24,685	25,375
Hyundai Capital America 3.95% 20221	15,000	15,436
Hyundai Capital America 2.375% 20231	21,815	22,063
Hyundai Capital America 5.75% 20231	10,000	10,926
Hyundai Capital America 2.65% 20251	28,554	28,734
Hyundai Capital America 5.875% 20251	10,000	11,240
Hyundai Capital America 3.00% 20271	22,768	22,550
International Game Technology PLC 6.25% 20221	1,690	1,710
International Game Technology PLC 6.50% 20251	1,060	1,087
International Game Technology PLC 5.25% 20291	2,940	2,874
KB Home 6.875% 2027	5,000	5,468
Las Vegas Sands Corp. 3.90% 2029	8,230	8,119
Lennar Corp. 8.375% 2021	5,000	5,180
Lennar Corp. 4.50% 2024	3,015	3,143
Limited Brands, Inc. 6.875% 20251	985	1,019

The Bond Fund of America — Page 17 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Limited Brands, Inc. 6.75% 2036	$3,800	$3,128
Lowe’s Companies, Inc. 3.65% 2029	4,680	5,370
Lowe’s Companies, Inc. 4.05% 2047	2,425	2,847
Lowe’s Companies, Inc. 4.55% 2049	15,689	19,899
M.D.C. Holdings, Inc. 6.00% 2043	6,350	6,697
Magna International Inc. 2.45% 2030	5,500	5,636
Marriott International, Inc. 5.75% 2025	1,977	2,157
McDonald’s Corp. 2.125% 2030	8,975	9,221
McDonald’s Corp. 4.45% 2048	1,750	2,166
McDonald’s Corp. 3.625% 2049	6,857	7,634
McDonald’s Corp. 4.20% 2050	5,396	6,565
Melco International Development Ltd. 4.875% 20251	300	303
Melco International Development Ltd. 5.375% 20291	885	887
MGM Growth Properties LLC 5.625% 2024	3,885	4,051
MGM Resorts International 6.75% 2025	3,000	2,983
Morongo Band of Mission Indians 7.00% 20391	11,225	13,018
Neiman Marcus Group Ltd. LLC 8.75% 20241,8	5,202	260
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)1,7,8	3,364	1,009
Neiman Marcus Group Ltd. LLC, Term Loan, (1-month USD-LIBOR + 12.75%) 14.00% 20203,4,5,6	327	327
Newell Rubbermaid Inc. 3.15% 2021	11,183	11,183
Newell Rubbermaid Inc. 4.35% 2023	16,509	17,083
Newell Rubbermaid Inc. 4.70% 2026	36,569	38,411
NIKE, Inc. 2.40% 2025	8,656	9,315
NIKE, Inc. 2.75% 2027	2,475	2,719
NIKE, Inc. 2.85% 2030	11,193	12,482
NIKE, Inc. 3.25% 2040	11,563	13,056
NIKE, Inc. 3.375% 2050	9,052	10,409
Nissan Motor Co., Ltd. 2.60% 20221	15,570	15,244
PetSmart, Inc. 5.875% 20251	3,975	3,997
President & Fellows of Harvard College 2.517% 2050	5,500	5,712
S.A.C.I. Falabella 3.75% 20271	8,295	8,440
Sands China Ltd. 4.60% 2023	7,441	7,852
Sands China Ltd. 3.80% 20261	2,330	2,406
Sands China Ltd. 5.40% 2028	43,750	48,446
Sands China Ltd. 4.375% 20301	2,880	3,010
ServiceMaster Global Holdings, Inc. 5.125% 20241	5,150	5,234
Starbucks Corp. 3.10% 2023	15,237	16,223
Starbucks Corp. 3.80% 2025	14,000	15,789
Starbucks Corp. 3.50% 2050	13,000	13,722
Taylor Morrison Home Corp. 5.75% 20281	3,500	3,617
Toyota Motor Credit Corp. 2.15% 2022	2,000	2,068
Toyota Motor Credit Corp. 2.60% 2022	9,860	10,167
Toyota Motor Credit Corp. 1.35% 2023	19,170	19,565
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,572
Toyota Motor Credit Corp. 1.80% 2025	1,500	1,556
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,482
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,900
Toyota Motor Credit Corp. 3.375% 2030	19,092	21,966
VICI Properties LP 4.25% 20261	5,700	5,479
VICI Properties LP 4.625% 20291	715	698
VICI Properties LP / VICI Note Co. Inc. 3.50% 20251	2,175	2,050
Volkswagen Group of America Finance, LLC 4.00% 20211	8,028	8,361
Volkswagen Group of America Finance, LLC 2.70% 20221	11,831	12,231
Volkswagen Group of America Finance, LLC 2.90% 20221	42,710	44,129

The Bond Fund of America — Page 18 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 3.125% 20231	$41,634	$43,818
Volkswagen Group of America Finance, LLC 4.25% 20231	3,000	3,287
Volkswagen Group of America Finance, LLC 2.85% 20241	22,214	23,401
Volkswagen Group of America Finance, LLC 3.35% 20251	23,730	25,508
Volkswagen Group of America Finance, LLC 4.625% 20251	3,477	3,958
Wynn Macau, Ltd. 5.125% 20291	1,200	1,167
Wynn Resorts Ltd. 7.75% 20251	4,380	4,431
		1,855,126
Consumer staples 2.54%
Albertsons Companies LLC 3.50% 20231	3,575	3,623
Albertsons Companies LLC 6.625% 2024	1,525	1,565
Altria Group, Inc. 2.85% 2022	200	208
Altria Group, Inc. 2.35% 2025	785	827
Altria Group, Inc. 4.40% 2026	23,857	27,460
Altria Group, Inc. 4.80% 2029	64,397	75,120
Altria Group, Inc. 3.40% 2030	5,439	5,863
Altria Group, Inc. 5.80% 2039	900	1,123
Altria Group, Inc. 4.50% 2043	100	108
Altria Group, Inc. 5.95% 2049	54,047	70,971
Altria Group, Inc. 4.45% 2050	3,370	3,700
Anheuser-Busch Company / InBev Worldwide 4.90% 2046	32,310	39,642
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,309
Anheuser-Busch InBev NV 4.75% 2029	36,001	43,522
Anheuser-Busch InBev NV 3.50% 2030	5,390	6,072
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,782
Anheuser-Busch InBev NV 4.60% 2048	14,275	16,692
Anheuser-Busch InBev NV 5.55% 2049	14,412	19,322
Anheuser-Busch InBev NV 4.50% 2050	18,726	22,426
British American Tobacco International Finance PLC 3.95% 20251	20,022	22,097
British American Tobacco PLC 2.764% 2022	21,380	22,151
British American Tobacco PLC 3.222% 2024	51,000	54,679
British American Tobacco PLC 3.215% 2026	17,500	18,817
British American Tobacco PLC 3.557% 2027	107,870	116,788
British American Tobacco PLC 4.70% 2027	911	1,043
British American Tobacco PLC 4.906% 2030	14,470	17,024
British American Tobacco PLC 4.39% 2037	50,000	54,605
British American Tobacco PLC 4.54% 2047	38,726	42,221
British American Tobacco PLC 4.758% 2049	50,711	56,471
Coca-Cola Co. 1.75% 2024	36,000	37,799
Conagra Brands, Inc. 4.30% 2024	22,146	24,504
Conagra Brands, Inc. 4.60% 2025	30,065	34,695
Conagra Brands, Inc. 5.30% 2038	3,060	4,000
Conagra Brands, Inc. 5.40% 2048	15,715	21,726
Constellation Brands, Inc. 2.65% 2022	14,125	14,739
Constellation Brands, Inc. 2.70% 2022	1,995	2,070
Constellation Brands, Inc. 3.20% 2023	10,638	11,295
Constellation Brands, Inc. 4.25% 2023	8,588	9,434
Constellation Brands, Inc. 3.70% 2026	3,350	3,741
Constellation Brands, Inc. 3.60% 2028	1,650	1,829
Constellation Brands, Inc. 3.15% 2029	13,210	14,189
Constellation Brands, Inc. 2.875% 2030	20,492	21,762
Constellation Brands, Inc. 4.10% 2048	1,000	1,158
Constellation Brands, Inc. 3.75% 2050	3,167	3,459

The Bond Fund of America — Page 19 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Costco Wholesale Corp. 2.30% 2022	$3,500	$3,608
Costco Wholesale Corp. 2.75% 2024	14,500	15,745
Darling Ingredients Inc. 5.25% 20271	6,000	6,184
H.J. Heinz Co. 4.25% 20311	1,634	1,736
Imperial Tobacco Finance PLC 3.50% 20231	3,173	3,295
JBS Investments GmbH II 7.00% 20261	1,932	2,032
JBS Investments GmbH II 7.00% 2026	835	878
Keurig Dr Pepper Inc. 3.551% 2021	8,500	8,738
Keurig Dr Pepper Inc. 4.057% 2023	36,670	40,023
Keurig Dr Pepper Inc. 4.417% 2025	9,925	11,451
Keurig Dr Pepper Inc. 4.597% 2028	22,033	26,466
Keurig Dr Pepper Inc. 3.20% 2030	14,294	15,846
Keurig Dr Pepper Inc. 5.085% 2048	19,000	25,253
Keurig Dr Pepper Inc. 3.80% 2050	1,353	1,551
Kimberly-Clark Corp. 3.10% 2030	1,510	1,721
Kimberly-Clark de México, SAB de CV 2.431% 20311	2,510	2,531
Kraft Heinz Co. 3.95% 2025	7,390	7,901
Kraft Heinz Co. 3.00% 2026	2,810	2,843
Kraft Heinz Co. 4.375% 2046	7,500	7,382
Lamb Weston Holdings, Inc. 4.625% 20241	2,500	2,600
Molson Coors Brewing Co. 2.10% 2021	6,190	6,267
Molson Coors Brewing Co. 4.20% 2046	22,166	21,596
Nestlé Holdings, Inc. 3.35% 20231	26,000	28,277
PepsiCo, Inc. 3.625% 2050	25,720	31,368
Philip Morris International Inc. 2.50% 2022	16,500	17,202
Philip Morris International Inc. 2.875% 2024	11,985	12,890
Philip Morris International Inc. 1.50% 2025	1,286	1,319
Philip Morris International Inc. 3.375% 2029	13,550	15,416
Philip Morris International Inc. 2.10% 2030	909	938
Philip Morris International Inc. 4.875% 2043	8,500	10,950
Procter & Gamble Co. 2.80% 2027	647	721
Procter & Gamble Co. 3.00% 2030	1,183	1,357
Procter & Gamble Co. 3.55% 2040	20,000	24,173
Procter & Gamble Co. 3.60% 2050	3,314	4,138
Reckitt Benckiser Group PLC 2.375% 20221	10,935	11,270
Reckitt Benckiser Treasury Services PLC 2.75% 20241	4,305	4,579
Reynolds American Inc. 3.25% 2022	17,491	18,016
Reynolds American Inc. 4.45% 2025	10,635	11,989
Reynolds American Inc. 4.75% 2042	2,500	2,644
Reynolds American Inc. 5.85% 2045	10,195	12,785
Spectrum Brands Inc. 5.75% 2025	2,750	2,831
TreeHouse Foods, Inc. 6.00% 20241	2,555	2,613
Wal-Mart Stores, Inc. 3.125% 2021	7,500	7,710
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,189
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,233
Wal-Mart Stores, Inc. 2.85% 2024	29,935	32,576
Wal-Mart Stores, Inc. 3.05% 2026	16,440	18,563
Wal-Mart Stores, Inc. 3.70% 2028	5,694	6,751
WM. Wrigley Jr. Co. 3.375% 20201	41,650	41,929
		1,502,705

The Bond Fund of America — Page 20 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services 2.41%	Principal amount (000)	Value (000)
América Móvil, SAB de CV 8.46% 2036	MXN27,000	$1,204
AT&T Inc. 4.125% 2026	$5,630	6,421
AT&T Inc. 2.30% 2027	40,225	41,595
AT&T Inc. 2.75% 2031	74,935	77,698
AT&T Inc. 3.50% 2041	8,400	8,854
AT&T Inc. 4.30% 2042	1,075	1,206
AT&T Inc. 4.35% 2045	14,907	16,795
AT&T Inc. 4.50% 2048	12,253	14,402
AT&T Inc. 3.65% 2051	14,285	14,971
Baidu Inc. 3.425% 2030	8,000	8,707
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20241	8,185	8,449
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20261	3,815	3,962
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20281	12,250	12,660
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20291	10,700	11,301
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20301	18,675	19,126
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20301	6,865	7,035
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	21,086	21,423
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	9,133
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	18,943	21,904
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	6,300	7,170
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	7,900	7,727
CenturyLink, Inc. 4.00% 20271	66,645	64,660
Comcast Corp. 3.95% 2025	10,500	12,041
Comcast Corp. 2.65% 2030	71,390	77,687
Comcast Corp. 1.95% 2031	13,186	13,461
Comcast Corp. 3.25% 2039	2,120	2,355
Comcast Corp. 3.75% 2040	9,600	11,332
Comcast Corp. 3.45% 2050	4,400	4,997
Comcast Corp. 2.80% 2051	13,700	14,073
CSC Holdings, LLC 5.375% 20231	7,600	7,716
Deutsche Telekom AG 3.625% 20501	23,130	25,694
Diamond Sports Group LLC 5.375% 20261	3,500	2,555
Digicel Group Ltd. 8.75% 20241	371	363
Digicel Group Ltd. 13.00% 20251,7	188	159
Digicel Group Ltd. 8.00% 20261	148	89
Discovery Communications, Inc. 3.625% 2030	12,119	13,282
Discovery Communications, Inc. 4.65% 2050	8,370	9,532
Embarq Corp. 7.995% 2036	7,150	8,045
Fox Corp. 4.03% 2024	4,090	4,537
Fox Corp. 3.05% 2025	1,962	2,125
Fox Corp. 3.50% 2030	30,189	33,773
Fox Corp. 5.576% 2049	8,355	11,783
Grupo Televisa, SAB 7.25% 2043	MXN25,290	835
iHeartCommunications, Inc. 6.375% 2026	$8,475	8,410
Level 3 Communications, Inc. 5.125% 2023	2,500	2,507
Level 3 Communications, Inc. 5.375% 2024	5,185	5,243
Level 3 Communications, Inc. 5.25% 2026	5,015	5,179
Level 3 Communications, Inc. 3.875% 20291	6,900	7,291
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 20491	29,045	29,122
Neptune Finco Corp. (Altice NV) 6.625% 20251	4,850	5,053
Netflix, Inc. 4.875% 2028	6,000	6,425
Netflix, Inc. 5.875% 2028	8,425	9,597
Netflix, Inc. 5.375% 20291	6,440	7,082
Netflix, Inc. 4.875% 20301	28,359	30,374

The Bond Fund of America — Page 21 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Quebecor Media Inc. 5.75% 2023	$3,600	$3,780
Sirius XM Radio Inc. 3.875% 20221	2,500	2,518
Sirius XM Radio Inc. 4.625% 20231	5,000	5,041
Sirius XM Radio Inc. 4.625% 20241	2,500	2,571
SoftBank Group Corp. 3.36% 20231	7,172	7,270
Sprint Corp. 7.25% 2021	8,613	9,039
Sprint Corp. 7.875% 2023	6,163	6,949
Sprint Corp. 7.125% 2024	6,835	7,730
TEGNA Inc. 5.00% 20291	8,500	8,017
Tencent Holdings Ltd. 3.28% 20241	15,000	15,953
Tencent Holdings Ltd. 3.595% 2028	7,500	8,191
Tencent Holdings Ltd. 2.39% 20301	20,000	20,046
Tencent Holdings Ltd. 3.24% 20501	7,870	7,908
Tencent Holdings Ltd. 3.29% 20601	10,000	10,130
T-Mobile US, Inc. 6.00% 2024	3,175	3,254
T-Mobile US, Inc. 3.50% 20251	18,475	20,173
T-Mobile US, Inc. 1.50% 20261	4,900	4,912
T-Mobile US, Inc. 6.50% 2026	11,250	11,770
T-Mobile US, Inc. 3.75% 20271	28,200	31,323
T-Mobile US, Inc. 2.05% 20281	11,350	11,384
T-Mobile US, Inc. 4.75% 2028	9,066	9,588
T-Mobile US, Inc. 3.875% 20301	75,077	83,819
T-Mobile US, Inc. 2.55% 20311	10,052	10,113
T-Mobile US, Inc. 4.375% 20401	42,975	49,898
T-Mobile US, Inc. 4.50% 20501	52,246	61,674
Verizon Communications Inc. 4.329% 2028	15,497	18,669
Verizon Communications Inc. 3.875% 2029	2,071	2,454
Verizon Communications Inc. 4.016% 2029	11,077	13,267
Verizon Communications Inc. 3.15% 2030	25,738	29,153
Verizon Communications Inc. 4.40% 2034	10,000	12,439
Verizon Communications Inc. 5.25% 2037	1,075	1,457
Verizon Communications Inc. 3.85% 2042	855	1,045
Verizon Communications Inc. 4.125% 2046	1,425	1,783
Verizon Communications Inc. 4.00% 2050	5,850	7,399
Videotron Ltd. 5.375% 20241	3,100	3,311
Virgin Media Secured Finance PLC 5.50% 20291	5,000	5,278
Vodafone Group PLC 5.25% 2048	13,985	18,431
Vodafone Group PLC 4.25% 2050	20,375	23,979
Walt Disney Company 2.65% 2031	70,510	74,896
Walt Disney Company 4.70% 2050	10,000	13,098
Walt Disney Company 3.60% 2051	15,638	17,471
WPP Finance 2010 3.75% 2024	1,000	1,080
Ziggo Bond Finance BV 5.50% 20271	6,200	6,312
		1,423,693
Information technology 2.12%
Adobe Inc 1.70% 2023	20,000	20,755
Adobe Inc. 1.90% 2025	14,746	15,582
Adobe Inc. 2.15% 2027	24,367	26,177
Adobe Inc. 2.30% 2030	24,569	26,561
Apple Inc. 1.125% 2025	5,088	5,185
Apple Inc. 2.65% 2050	11,574	11,993
Broadcom Corp. 3.875% 2027	32,260	34,904
Broadcom Inc. 3.625% 20241	6,000	6,524

The Bond Fund of America — Page 22 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Inc. 3.15% 20251	$15,000	$15,945
Broadcom Inc. 4.70% 20251	24,020	27,072
Broadcom Inc. 4.25% 20261	150,225	167,401
Broadcom Inc. 4.75% 20291	175,189	198,964
Broadcom Inc. 4.15% 20301	52,000	56,696
Broadcom Inc. 5.00% 20301	62,345	71,780
Broadcom Ltd. 2.65% 2023	16,500	17,128
Broadcom Ltd. 3.625% 2024	33,750	36,320
Broadcom Ltd. 3.50% 2028	22,732	24,032
CDW Corp. 4.125% 2025	5,275	5,305
Financial & Risk US Holdings, Inc. 6.25% 20261	5,675	6,029
Fiserv, Inc. 2.75% 2024	19,000	20,271
Fiserv, Inc. 2.25% 2027	14,395	15,074
Fiserv, Inc. 3.50% 2029	44,285	49,823
Fiserv, Inc. 2.65% 2030	28,731	30,375
Fiserv, Inc. 4.40% 2049	13,825	16,890
Gartner, Inc. 4.50% 20281	1,850	1,876
Global Payments Inc. 2.90% 2030	22,277	23,328
International Business Machines Corp. 3.00% 2024	32,750	35,485
International Business Machines Corp. 1.70% 2027	2,742	2,805
International Business Machines Corp. 1.95% 2030	17,645	18,083
Intuit Inc. 0.65% 2023	5,105	5,118
Intuit Inc. 0.95% 2025	1,670	1,674
Intuit Inc. 1.35% 2027	3,355	3,375
Intuit Inc. 1.65% 2030	5,065	5,058
Microsoft Corp. 3.125% 2025	5,750	6,455
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 20233,6	2,948	2,749
NCR Corp. 8.125% 20251	1,020	1,086
NCR Corp. 5.75% 20271	2,500	2,506
Open Text Corp. 3.875% 20281	6,500	6,269
Oracle Corp. 1.90% 2021	12,250	12,459
Oracle Corp. 2.50% 2025	5,585	5,994
Oracle Corp. 3.60% 2050	53,765	60,879
PayPal Holdings, Inc. 2.40% 2024	43,150	45,853
PayPal Holdings, Inc. 2.65% 2026	12,234	13,306
PayPal Holdings, Inc. 2.85% 2029	12,580	13,793
PayPal Holdings, Inc. 2.30% 2030	5,749	5,987
PayPal Holdings, Inc. 3.25% 2050	4,859	5,317
Simon Property Group, LP 2.00% 2024	23,500	24,114
VeriSign, Inc. 4.625% 2023	5,800	5,851
Visa Inc. 2.15% 2022	4,535	4,715
Visa Inc. 1.90% 2027	10,958	11,471
Visa Inc. 2.05% 2030	11,822	12,419
Visa Inc. 2.70% 2040	4,936	5,304
Xerox Corp. 3.50% 2020	500	502
		1,250,617
Industrials 2.11%
3M Co. 2.25% 2023	10,722	11,212
3M Co. 3.25% 2024	9,872	10,771
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,039
ADT Corp. 3.50% 2022	13,100	13,062
Airbus Group SE 2.70% 20231	985	1,022
Avolon Holdings Funding Ltd. 3.625% 20221	8,000	7,545

The Bond Fund of America — Page 23 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Avolon Holdings Funding Ltd. 3.95% 20241	$35,726	$31,284
Avolon Holdings Funding Ltd. 3.25% 20271	16,000	12,959
Boeing Co. 4.508% 2023	25,000	26,415
Boeing Co. 2.80% 2024	3,485	3,539
Boeing Co. 4.875% 2025	69,666	75,937
Boeing Co. 3.10% 2026	26,488	27,017
Boeing Co. 2.70% 2027	29,941	29,267
Boeing Co. 5.04% 2027	26,025	28,737
Boeing Co. 3.20% 2029	39,745	39,341
Boeing Co. 2.95% 2030	5,967	5,832
Boeing Co. 5.15% 2030	17,607	19,682
Boeing Co. 3.60% 2034	6,790	6,433
Boeing Co. 3.90% 2049	4,430	4,076
Bohai Financial Investment Holding Co., Ltd. 5.25% 20221	3,242	3,045
Burlington Northern Santa Fe LLC 3.05% 2051	8,385	9,147
BWX Technologies, Inc. 4.125% 20281	1,675	1,677
Canadian National Railway Co. 3.20% 2046	1,180	1,308
Carrier Global Corp. 2.242% 20251	21,661	22,233
Carrier Global Corp. 2.493% 20271	11,399	11,627
Carrier Global Corp. 2.722% 20301	52,349	52,580
Carrier Global Corp. 3.377% 20401	17,500	17,080
Carrier Global Corp. 3.577% 20501	13,124	12,863
Clean Harbors, Inc. 4.875% 20271	1,100	1,132
Clean Harbors, Inc. 5.125% 20291	10,000	10,401
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,920	1,853
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	968	928
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	—9	—9
CSX Corp. 3.80% 2028	2,460	2,842
CSX Corp. 4.25% 2029	4,277	5,121
CSX Corp. 2.40% 2030	17,855	18,898
Deere & Co. 3.75% 2050	9,807	12,116
Delta Air Lines, Inc. 7.00% 20251	7,250	7,492
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	791	776
DP World Crescent 4.848% 20281	3,180	3,360
Dun & Bradstreet Corp. 6.875% 20261	10,120	10,751
Empresa de Transporte de Pasajeros Metro SA 4.70% 20501	7,450	8,558
ENA Norte Trust 4.95% 20281	5,611	5,548
ENA Norte Trust 4.95% 2028	517	512
F-Brasile SpA 7.375% 20261	1,790	1,382
Fortive Corp. 2.35% 2021	3,550	3,595
GE Capital Funding, LLC 3.45% 20251	1,000	1,048
GE Capital International Funding Co. 4.418% 2035	45,567	46,313
General Dynamics Corp. 3.375% 2023	6,645	7,192
General Dynamics Corp. 3.50% 2025	8,025	9,008
General Dynamics Corp. 3.75% 2028	4,895	5,715
General Dynamics Corp. 3.625% 2030	4,186	4,906
General Dynamics Corp. 4.25% 2050	2,091	2,729
General Electric Capital Corp. 3.373% 2025	32,950	34,599
General Electric Capital Corp. 6.15% 2037	3,050	3,540
General Electric Co. 3.45% 2027	12,013	12,334
General Electric Co. 3.625% 2030	34,527	34,629
General Electric Co. 4.25% 2040	14,050	13,842
General Electric Co. 4.125% 2042	40	38
General Electric Co. 4.35% 2050	20,725	20,573

The Bond Fund of America — Page 24 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Hardwoods Acquisition Inc. 7.50% 20211	$4,780	$1,745
Harris Corp. 3.832% 2025	885	989
Honeywell International Inc. 2.30% 2024	22,497	24,001
Honeywell International Inc. 1.35% 2025	165	170
Honeywell International Inc. 2.70% 2029	9,333	10,341
Honeywell International Inc. 1.95% 2030	21,500	22,493
Honeywell International Inc. 2.80% 2050	400	428
Icahn Enterprises Finance Corp. 4.75% 2024	2,500	2,366
Icahn Enterprises Finance Corp. 6.25% 2026	5,200	5,219
Lima Metro Line 2 Finance Ltd. 5.875% 20341	3,167	3,745
Lima Metro Line 2 Finance Ltd. 4.35% 20361	465	497
Lockheed Martin Corp. 1.85% 2030	2,175	2,232
Lockheed Martin Corp. 2.80% 2050	2,365	2,502
Masonite International Corp. 5.75% 20261	3,500	3,617
Mexico City Airport Trust 4.25% 2026	200	189
Mexico City Airport Trust 3.875% 2028	8,400	7,645
Mexico City Airport Trust 5.50% 2046	3,369	2,977
Mexico City Airport Trust 5.50% 2047	7,316	6,461
Mexico City Airport Trust 5.50% 20471	2,313	2,043
Norfolk Southern Corp. 3.05% 2050	1,314	1,359
Northrop Grumman Corp. 2.55% 2022	8,955	9,348
Northrop Grumman Corp. 2.93% 2025	25,040	27,068
Northrop Grumman Corp. 3.25% 2028	7,425	8,301
Northrop Grumman Corp. 5.25% 2050	12,904	18,636
Otis Worldwide Corp. 2.056% 20251	27,382	28,728
Otis Worldwide Corp. 2.293% 20271	4,000	4,183
Otis Worldwide Corp. 2.565% 20301	5,900	6,200
Otis Worldwide Corp. 3.362% 20501	1,500	1,595
Parker-Hannifin Corp. 3.25% 2029	2,615	2,894
Prime Security Services Borrower, LLC 5.25% 20241	2,500	2,563
Prime Security Services Borrower, LLC 5.75% 20261	2,000	2,077
Raytheon Technologies Corp. 2.80% 20221	9,010	9,298
Raytheon Technologies Corp. 3.20% 20241	10,105	10,880
Republic Services, Inc. 2.50% 2024	7,000	7,450
Roper Technologies, Inc. 2.80% 2021	468	482
Rutas 2 and 7 Finance Ltd. 0% 20361	1,795	1,176
Siemens AG 1.70% 20211	13,500	13,708
Siemens AG 2.70% 20221	29,620	30,756
Siemens AG 2.90% 20221	10,000	10,458
Siemens AG 2.35% 20261	6,430	6,896
Spirit AeroSystems, Inc. 7.50% 20251	2,735	2,709
Stericycle, Inc. 5.375% 20241	5,000	5,138
TransDigm Inc. 6.25% 20261	656	657
Union Pacific Corp. 3.15% 2024	5,705	6,199
Union Pacific Corp. 2.15% 2027	4,740	5,018
Union Pacific Corp. 3.70% 2029	14,705	17,195
Union Pacific Corp. 2.40% 2030	9,549	10,228
Union Pacific Corp. 4.30% 2049	4,550	5,836
Union Pacific Corp. 3.25% 2050	18,198	19,997
Union Pacific Corp. 3.95% 2059	11,880	14,281
United Airlines Holdings, Inc. 6.50% 20271	10,440	10,492
United Rentals, Inc. 4.625% 2025	3,647	3,672
United Rentals, Inc. 5.875% 2026	2,353	2,469
United Technologies Corp. 3.65% 2023	437	473

The Bond Fund of America — Page 25 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 3.95% 2025	$17,415	$19,898
United Technologies Corp. 3.125% 2027	1,000	1,109
United Technologies Corp. 4.125% 2028	6,320	7,453
United Technologies Corp. 4.50% 2042	1,625	2,015
Vinci SA 3.75% 20291	7,514	8,674
WESCO Distribution, Inc. 7.125% 20251	2,165	2,289
WESCO Distribution, Inc. 7.25% 20281	2,355	2,489
Westinghouse Air Brake Technologies Corp. 4.40% 20242	9,676	10,270
XPO Logistics, Inc. 6.75% 20241	1,500	1,575
XPO Logistics, Inc. 6.25% 20251	5,000	5,247
		1,247,560
Real estate 0.75%
Alexandria Real Estate Equities, Inc. 3.80% 2026	4,085	4,589
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,641
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,222
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,213	1,296
Alexandria Real Estate Equities, Inc. 4.50% 2029	2,110	2,531
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,615	2,919
American Campus Communities, Inc. 3.75% 2023	15,160	15,578
American Campus Communities, Inc. 4.125% 2024	11,740	12,350
American Campus Communities, Inc. 3.30% 2026	18,950	19,459
American Campus Communities, Inc. 3.625% 2027	1,865	1,918
American Campus Communities, Inc. 2.85% 2030	5,814	5,621
American Campus Communities, Inc. 3.875% 2031	2,944	3,092
Equinix, Inc. 2.625% 2024	40,151	42,825
Equinix, Inc. 1.25% 2025	4,470	4,491
Equinix, Inc. 2.90% 2026	24,462	26,425
Equinix, Inc. 1.80% 2027	2,646	2,662
Equinix, Inc. 3.20% 2029	27,854	30,282
Equinix, Inc. 2.15% 2030	31,804	31,536
Equinix, Inc. 3.00% 2050	6,455	6,314
Essex Portfolio LP 3.625% 2022	4,370	4,584
Essex Portfolio LP 3.25% 2023	4,610	4,858
Essex Portfolio LP 3.875% 2024	5,500	5,992
Essex Portfolio LP 3.375% 2026	1,070	1,163
Essex Portfolio LP 4.00% 2029	1,960	2,281
Federal Realty REIT Investment Trust 3.50% 2030	7,136	7,532
Gaming and Leisure Properties, Inc. 3.35% 2024	912	915
Gaming and Leisure Properties, Inc. 4.00% 2030	2,564	2,555
Hospitality Properties Trust 4.25% 2021	1,224	1,224
Hospitality Properties Trust 5.00% 2022	14,650	14,393
Hospitality Properties Trust 4.50% 2023	9,680	9,272
Hospitality Properties Trust 4.50% 2025	6,875	6,156
Hospitality Properties Trust 3.95% 2028	100	81
Howard Hughes Corp. 5.375% 20251	16,500	15,406
Iron Mountain Inc. 4.875% 20271	1,605	1,568
Iron Mountain Inc. 5.25% 20281	12,959	12,924
Iron Mountain Inc. 4.875% 20291	11,137	10,842
Iron Mountain Inc. 5.25% 20301	3,450	3,389
Kimco Realty Corp. 3.40% 2022	8,655	9,009
Kimco Realty Corp. 3.125% 2023	3,175	3,240
Kimco Realty Corp. 2.70% 2024	16,980	17,470
Kimco Realty Corp. 3.30% 2025	5,000	5,254

The Bond Fund of America — Page 26 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Omega Healthcare Investors, Inc. 4.375% 2023	$2,100	$2,182
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,847
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,078
Scentre Group 2.375% 20211	11,410	11,465
Scentre Group 3.25% 20251	1,265	1,302
Scentre Group 3.50% 20251	7,550	7,873
WEA Finance LLC 3.25% 20201	11,935	11,951
WEA Finance LLC 3.75% 20241	2,480	2,561
Westfield Corp. Ltd. 3.15% 20221	32,440	32,931
Westfield Corp. Ltd. 3.50% 20291	7,330	7,118
		440,167
Materials 0.67%
Air Liquide SA 2.25% 20291	3,643	3,766
Air Products and Chemicals, Inc. 1.50% 2025	1,714	1,774
Air Products and Chemicals, Inc. 1.85% 2027	802	841
Air Products and Chemicals, Inc. 2.05% 2030	4,041	4,252
Air Products and Chemicals, Inc. 2.70% 2040	12,619	13,433
Air Products and Chemicals, Inc. 2.80% 2050	5,784	6,149
Anglo American Capital PLC 5.625% 20301	14,000	16,939
ArcelorMittal 3.60% 2024	3,089	3,063
Ardagh Packaging Finance 5.25% 20251	3,640	3,742
Ardagh Packaging Finance 4.125% 20261	2,500	2,478
Ball Corp. 4.00% 2023	6,000	6,229
Berry Global Escrow Corp. 4.875% 20261	9,875	10,033
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)1,2	6,440	6,483
Blue Cube Spinco Inc. 9.75% 2023	6,300	6,509
Blue Cube Spinco Inc. 10.00% 2025	3,000	3,127
Braskem Finance Ltd. 6.45% 2024	650	714
Braskem Idesa Sapi 7.45% 20291	1,540	1,444
Braskem SA 4.50% 20301	10,625	9,741
Braskem SA 4.50% 2030	1,350	1,238
Braskem SA 5.875% 20501	4,000	3,531
BWAY Parent Co., Inc. 5.50% 20241	6,500	6,398
Chevron Phillips Chemical Co. LLC 3.30% 20231	9,250	9,671
Chevron Phillips Chemical Co. LLC 3.70% 20281	3,000	3,195
Cleveland-Cliffs Inc. 4.875% 20241	7,500	7,077
Cleveland-Cliffs Inc. 9.875% 20251	5,975	6,279
Cleveland-Cliffs Inc. 6.75% 20261	1,035	1,001
Corp Nacional Del Cobre De Chile 3.75% 20311	8,000	8,747
CRH America, Inc. 3.875% 20251	2,000	2,208
CRH America, Inc. 5.125% 20451	2,000	2,337
Crown Holdings, Inc. 4.50% 2023	2,500	2,558
Crown Holdings, Inc. 4.25% 2026	4,000	4,114
Dow Chemical Co. 3.15% 2024	1,645	1,758
Dow Chemical Co. 3.625% 2026	14,418	15,899
Dow Chemical Co. 4.80% 2028	4,000	4,796
Dow Chemical Co. 4.625% 2044	1,100	1,269
Dow Chemical Co. 5.55% 2048	8,600	11,305
Dow Chemical Co. 4.80% 2049	10,227	12,224
DowDuPont Inc. 5.419% 2048	12,159	16,151
E.I. du Pont de Nemours and Co. 1.70% 2025	1,493	1,543
E.I. du Pont de Nemours and Co. 2.30% 2030	4,473	4,659

The Bond Fund of America — Page 27 of 58

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
FMG Resources 4.75% 20221	$6,300	$6,435
Freeport-McMoRan Inc. 3.875% 2023	9,000	9,030
Glencore Funding LLC 4.125% 20241	25,850	27,737
Graphic Packaging International, Inc. 3.50% 20281	8,000	7,958
Holcim Ltd. 5.15% 20231	3,105	3,408
LYB International Finance III, LLC 2.875% 2025	4,000	4,264
LYB International Finance III, LLC 3.375% 2030	2,000	2,145
LYB International Finance III, LLC 4.20% 2049	1,740	1,888
LYB International Finance III, LLC 4.20% 2050	5,500	5,949
LyondellBasell Industries NV 6.00% 2021	900	951
Mosaic Co. 4.05% 2027	1,000	1,063
Newcrest Finance Pty Ltd. 3.25% 20301	5,229	5,595
Newcrest Finance Pty Ltd. 4.20% 20501	2,414	2,705
Nova Chemicals Corp. 4.875% 20241	2,000	1,870
Nova Chemicals Corp. 5.25% 20271	7,500	6,601
Nutrien Ltd. 4.20% 2029	500	581
Nutrien Ltd. 2.95% 2030	6,301	6,691
Nutrien Ltd. 5.00% 2049	3,850	4,966
Nutrien Ltd. 3.95% 2050	500	554
OCI NV 5.25% 20241	3,500	3,373
Olin Corp. 9.50% 20251	2,950	3,295
Praxair, Inc. 3.00% 2021	2,850	2,937
S.P.C.M. SA 4.875% 20251	695	703
Sealed Air Corp. 4.875% 20221	3,139	3,236
Sealed Air Corp. 5.25% 20231	111	116
Sherwin-Williams Co. 2.75% 2022	212	219
Sherwin-Williams Co. 3.125% 2024	7,250	7,799
Sherwin-Williams Co. 3.45% 2027	112	125
Sherwin-Williams Co. 2.95% 2029	5,150	5,546
Sherwin-Williams Co. 2.30% 2030	1,271	1,299
Sherwin-Williams Co. 4.50% 2047	2,601	3,170
Sherwin-Williams Co. 3.30% 2050	1,700	1,730
Silgan Holdings Inc. 4.75% 2025	5,000	5,082
Silgan Holdings Inc. 4.125% 20281	2,500	2,484
Suzano Austria GmbH 6.00% 2029	3,500	3,788
Teck Resources Ltd. 3.90% 20301	3,432	3,431
Westlake Chemical Corp. 5.00% 2046	7,090	7,545
Westlake Chemical Corp. 4.375% 2047	1,960	1,942
Yara International ASA 3.148% 20301	9,933	10,348
		397,234
Total corporate bonds & notes		20,114,868
Mortgage-backed obligations 33.81% Federal agency mortgage-backed obligations 32.29%
Fannie Mae 7.00% 203610	126	135
Fannie Mae 6.00% 203710	4	4
Fannie Mae 7.00% 203710	153	168
Fannie Mae 7.00% 203710	106	116
Fannie Mae 7.00% 203710	86	90
Fannie Mae 7.50% 203710	106	113
Fannie Mae 7.50% 203710	59	69
Fannie Mae 7.50% 203710	46	54
Fannie Mae 4.50% 204610	1,305	1,378

The Bond Fund of America — Page 28 of 58

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 204610	$581	$611
Fannie Mae 4.50% 204710	2,175	2,288
Fannie Mae 7.00% 204710	12	14
Fannie Mae Pool #976945 5.50% 202310	5	6
Fannie Mae Pool #976948 6.00% 202310	36	37
Fannie Mae Pool #932119 4.50% 202410	1,265	1,350
Fannie Mae Pool #AD6392 4.50% 202510	1,361	1,452
Fannie Mae Pool #AD3149 4.50% 202510	757	808
Fannie Mae Pool #AD5692 4.50% 202510	732	782
Fannie Mae Pool #AB1068 4.50% 202510	5	5
Fannie Mae Pool #AJ5476 3.00% 202610	222	234
Fannie Mae Pool #MA3131 3.00% 202710	129	136
Fannie Mae Pool #MA2973 3.00% 202710	15	16
Fannie Mae Pool #AL7800 2.50% 203010	6,595	7,002
Fannie Mae Pool #BM4299 3.00% 203010	21	22
Fannie Mae Pool #AL9668 3.00% 203010	20	21
Fannie Mae Pool #AZ4646 3.50% 203010	455	481
Fannie Mae Pool #AZ0554 3.50% 203010	329	347
Fannie Mae Pool #AY1948 3.50% 203010	276	292
Fannie Mae Pool #AS8388 2.50% 203110	5,319	5,634
Fannie Mae Pool #AS7323 2.50% 203110	4,082	4,351
Fannie Mae Pool #CA3178 3.00% 203110	1,218	1,287
Fannie Mae Pool #890710 3.00% 203110	24	25
Fannie Mae Pool #FM1162 2.50% 203210	4,037	4,293
Fannie Mae Pool #BM1036 2.50% 203210	479	507
Fannie Mae Pool #BH7659 3.00% 203210	18,162	19,118
Fannie Mae Pool #CA3274 3.00% 203210	821	866
Fannie Mae Pool #BH9235 3.00% 203310	1,592	1,692
Fannie Mae Pool #MA3409 3.00% 203310	1,448	1,522
Fannie Mae Pool #BJ4890 3.00% 203310	805	855
Fannie Mae Pool #BK5161 3.00% 203310	746	784
Fannie Mae Pool #BK1112 3.00% 203310	714	750
Fannie Mae Pool #BJ4685 3.00% 203310	703	740
Fannie Mae Pool #MA3247 3.00% 203310	534	561
Fannie Mae Pool #MA3461 3.00% 203310	519	546
Fannie Mae Pool #BJ4856 3.00% 203310	509	541
Fannie Mae Pool #BK6720 3.00% 203310	512	539
Fannie Mae Pool #BM5111 3.00% 203310	493	525
Fannie Mae Pool #BK7453 3.00% 203310	492	519
Fannie Mae Pool #BK5466 3.00% 203310	465	489
Fannie Mae Pool #MA3516 3.00% 203310	407	427
Fannie Mae Pool #BJ5705 3.00% 203310	320	336
Fannie Mae Pool #MA3283 3.00% 203310	316	332
Fannie Mae Pool #BK7123 3.00% 203310	283	298
Fannie Mae Pool #BK9015 3.00% 203310	255	268
Fannie Mae Pool #BK5472 3.00% 203310	36	38
Fannie Mae Pool #CA2106 3.50% 203310	321	339
Fannie Mae Pool #MA3518 4.00% 203310	56	59
Fannie Mae Pool #695412 5.00% 203310	9	11
Fannie Mae Pool #CA4453 2.50% 203410	7,772	8,145
Fannie Mae Pool #BO1359 2.50% 203410	3,769	3,993
Fannie Mae Pool #FM1490 3.50% 203410	11,446	12,104
Fannie Mae Pool #AD3566 5.00% 203510	116	127
Fannie Mae Pool #AS8355 3.00% 203610	20,014	21,202

The Bond Fund of America — Page 29 of 58

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AS8554 3.00% 203610	$2,253	$2,387
Fannie Mae Pool #MA2746 4.00% 203610	4,317	4,649
Fannie Mae Pool #MA2588 4.00% 203610	3,261	3,512
Fannie Mae Pool #MA2787 4.00% 203610	2,178	2,346
Fannie Mae Pool #MA2717 4.00% 203610	2,071	2,230
Fannie Mae Pool #AS6870 4.00% 203610	899	969
Fannie Mae Pool #MA2897 3.00% 203710	43,722	46,312
Fannie Mae Pool #MA2866 3.00% 203710	24,901	26,304
Fannie Mae Pool #924866 3.265% 20373,10	29	29
Fannie Mae Pool #945680 6.00% 203710	34	39
Fannie Mae Pool #954936 7.00% 203710	40	44
Fannie Mae Pool #889101 3.26% 20383,10	138	142
Fannie Mae Pool #964279 4.094% 20383,10	115	117
Fannie Mae Pool #964708 4.64% 20383,10	15	15
Fannie Mae Pool #889982 5.50% 203810	33	38
Fannie Mae Pool #988588 5.50% 203810	6	7
Fannie Mae Pool #AC2641 4.50% 203910	6,371	7,086
Fannie Mae Pool #AC0794 5.00% 203910	545	626
Fannie Mae Pool #931768 5.00% 203910	93	106
Fannie Mae Pool #AE7629 3.724% 20403,10	95	99
Fannie Mae Pool #AL9335 3.872% 20403,10	5,688	5,974
Fannie Mae Pool #AE7567 4.00% 204010	4,734	5,197
Fannie Mae Pool #AE1761 4.00% 204010	4,369	4,797
Fannie Mae Pool #AH0007 4.00% 204010	4,293	4,718
Fannie Mae Pool #AH0539 4.00% 204010	975	1,071
Fannie Mae Pool #AE8073 4.00% 204010	727	809
Fannie Mae Pool #AD8522 4.00% 204010	225	247
Fannie Mae Pool #AE5471 4.50% 204010	1,250	1,392
Fannie Mae Pool #AB1297 5.00% 204010	522	600
Fannie Mae Pool #932606 5.00% 204010	289	332
Fannie Mae Pool #AL9327 3.406% 20413,10	5,062	5,329
Fannie Mae Pool #AL9326 3.743% 20413,10	7,175	7,554
Fannie Mae Pool #AL0073 3.768% 20413,10	362	380
Fannie Mae Pool #AE0789 3.788% 20413,10	481	506
Fannie Mae Pool #AE0844 3.825% 20413,10	436	459
Fannie Mae Pool #AL9531 3.869% 20413,10	4,239	4,459
Fannie Mae Pool #AJ7471 4.00% 204110	1,567	1,722
Fannie Mae Pool #AB4050 4.00% 204110	1,161	1,292
Fannie Mae Pool #AI5172 4.00% 204110	943	1,036
Fannie Mae Pool #AJ4189 4.00% 204110	783	872
Fannie Mae Pool #AJ4154 4.00% 204110	729	811
Fannie Mae Pool #AJ1873 4.00% 204110	730	802
Fannie Mae Pool #AJ0257 4.00% 204110	297	331
Fannie Mae Pool #AL0658 4.50% 204110	1,350	1,503
Fannie Mae Pool #AH6099 5.00% 204110	2,492	2,852
Fannie Mae Pool #AI1862 5.00% 204110	2,463	2,842
Fannie Mae Pool #AI3510 5.00% 204110	1,549	1,787
Fannie Mae Pool #AJ0704 5.00% 204110	1,276	1,472
Fannie Mae Pool #AJ5391 5.00% 204110	751	848
Fannie Mae Pool #AE1248 5.00% 204110	707	805
Fannie Mae Pool #AE1274 5.00% 204110	541	623
Fannie Mae Pool #AE1277 5.00% 204110	296	336
Fannie Mae Pool #AE1283 5.00% 204110	185	207
Fannie Mae Pool #AH8144 5.00% 204110	87	101

The Bond Fund of America — Page 30 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AH9479 5.00% 204110	$85	$98
Fannie Mae Pool #AP7553 3.00% 204210	17,875	19,159
Fannie Mae Pool #AL9533 3.325% 20423,10	2,351	2,463
Fannie Mae Pool #AL2000 3.435% 20423,10	602	628
Fannie Mae Pool #AL1941 3.574% 20423,10	687	718
Fannie Mae Pool #AL2184 3.575% 20423,10	917	959
Fannie Mae Pool #AL9532 3.636% 20423,10	5,633	5,891
Fannie Mae Pool #AL9530 3.732% 20423,10	3,886	4,082
Fannie Mae Pool #AP7819 3.91% 20423,10	466	485
Fannie Mae Pool #AX3703 4.00% 204210	7,695	8,452
Fannie Mae Pool #AK6740 4.00% 204210	6,926	7,757
Fannie Mae Pool #AL2745 4.00% 204210	5,738	6,386
Fannie Mae Pool #890407 4.00% 204210	1,907	2,121
Fannie Mae Pool #AK4949 4.00% 204210	512	563
Fannie Mae Pool #AE1290 5.00% 204210	428	486
Fannie Mae Pool #AT5898 3.00% 204310	36,890	39,544
Fannie Mae Pool #AL3829 3.50% 204310	6,453	7,061
Fannie Mae Pool #AT7161 3.50% 204310	3,019	3,285
Fannie Mae Pool #AR1512 3.50% 204310	1,332	1,453
Fannie Mae Pool #AT0412 3.50% 204310	700	765
Fannie Mae Pool #AT3954 3.50% 204310	403	441
Fannie Mae Pool #AT0300 3.50% 204310	254	274
Fannie Mae Pool #AV0786 4.00% 204310	6,056	6,702
Fannie Mae Pool #AT2683 4.00% 204310	5,438	5,975
Fannie Mae Pool #AL8421 3.50% 204410	29,508	31,948
Fannie Mae Pool #AX8521 3.50% 204410	604	661
Fannie Mae Pool #AY1829 3.50% 204410	448	490
Fannie Mae Pool #AW8240 3.50% 204410	90	95
Fannie Mae Pool #BM6240 3.688% 20443,10	5,687	5,967
Fannie Mae Pool #AX0817 4.00% 204410	622	679
Fannie Mae Pool #BE5017 3.50% 204510	3,678	3,997
Fannie Mae Pool #BE5009 3.50% 204510	3,457	3,716
Fannie Mae Pool #AZ7366 4.00% 204510	39,474	43,675
Fannie Mae Pool #AS6348 4.00% 204510	6,420	7,103
Fannie Mae Pool #FM2834 3.00% 204610	115,323	123,617
Fannie Mae Pool #BC4764 3.00% 204610	6,067	6,425
Fannie Mae Pool #MA2833 3.00% 204610	98	104
Fannie Mae Pool #BC9077 3.50% 204610	34,092	36,674
Fannie Mae Pool #BD9236 3.50% 204610	866	932
Fannie Mae Pool #AL8522 3.50% 204610	63	68
Fannie Mae Pool #AS6839 4.00% 204610	9,963	10,889
Fannie Mae Pool #BC1352 4.00% 204610	3,569	3,855
Fannie Mae Pool #BD1968 4.00% 204610	110	120
Fannie Mae Pool #BC8647 4.50% 204610	1,407	1,533
Fannie Mae Pool #BD1550 4.50% 204610	647	705
Fannie Mae Pool #BD7529 4.50% 204610	644	705
Fannie Mae Pool #BD9248 4.50% 204610	455	490
Fannie Mae Pool #BD7600 4.50% 204610	378	407
Fannie Mae Pool #BD2440 3.50% 204710	5,096	5,409
Fannie Mae Pool #BE8740 3.50% 204710	3,357	3,649
Fannie Mae Pool #BJ2524 3.50% 204710	1,327	1,403
Fannie Mae Pool #BE8742 3.50% 204710	955	1,048
Fannie Mae Pool #BH2848 3.50% 204710	578	628
Fannie Mae Pool #CA0770 3.50% 204710	539	572

The Bond Fund of America — Page 31 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BH2847 3.50% 204710	$449	$491
Fannie Mae Pool #BH2846 3.50% 204710	436	478
Fannie Mae Pool #BJ1910 3.50% 204710	230	243
Fannie Mae Pool #CA0453 4.00% 204710	19,343	20,581
Fannie Mae Pool #MA3211 4.00% 204710	12,661	13,504
Fannie Mae Pool #BJ5015 4.00% 204710	8,395	9,286
Fannie Mae Pool #BD3554 4.00% 204710	1,993	2,119
Fannie Mae Pool #BH3122 4.00% 204710	268	292
Fannie Mae Pool #BM4413 4.50% 204710	16,757	18,071
Fannie Mae Pool #BH0876 4.50% 204710	5,764	6,262
Fannie Mae Pool #BJ3525 4.50% 204710	3,410	3,672
Fannie Mae Pool #BJ3558 4.50% 204710	3,234	3,489
Fannie Mae Pool #BJ3581 4.50% 204710	2,086	2,252
Fannie Mae Pool #257063 7.00% 204710	48	56
Fannie Mae Pool #BF0293 3.00% 204810	24,547	26,212
Fannie Mae Pool #BM4488 3.411% 20483,10	21,141	22,049
Fannie Mae Pool #BF0318 3.50% 204810	90,196	96,608
Fannie Mae Pool #CA1532 3.50% 204810	16,777	17,793
Fannie Mae Pool #CA1189 3.50% 204810	4,232	4,485
Fannie Mae Pool #BJ3790 3.50% 204810	4,175	4,412
Fannie Mae Pool #BJ4901 3.50% 204810	1,981	2,165
Fannie Mae Pool #BJ4154 3.50% 204810	49	51
Fannie Mae Pool #FM2669 4.00% 204810	35,225	37,490
Fannie Mae Pool #BK0920 4.00% 204810	20,814	22,046
Fannie Mae Pool #CA2850 4.00% 204810	9,280	10,392
Fannie Mae Pool #BJ9252 4.00% 204810	6,335	6,714
Fannie Mae Pool #BK6840 4.00% 204810	5,494	6,073
Fannie Mae Pool #BK4764 4.00% 204810	5,364	5,681
Fannie Mae Pool #BK5232 4.00% 204810	3,798	4,198
Fannie Mae Pool #BK7274 4.00% 204810	2,670	2,837
Fannie Mae Pool #BK0915 4.00% 204810	2,002	2,121
Fannie Mae Pool #MA3384 4.00% 204810	1,787	1,892
Fannie Mae Pool #BK9743 4.00% 204810	1,537	1,699
Fannie Mae Pool #BK7665 4.50% 204810	24,565	27,295
Fannie Mae Pool #BK0951 4.50% 204810	18,070	20,152
Fannie Mae Pool #BK0163 4.50% 204810	5,896	6,360
Fannie Mae Pool #BN1576 4.50% 204810	3,325	3,574
Fannie Mae Pool #CA2056 4.50% 204810	2,287	2,459
Fannie Mae Pool #BK9761 4.50% 204810	1,339	1,497
Fannie Mae Pool #CA2484 4.50% 204810	144	154
Fannie Mae Pool #CA2166 4.50% 204810	45	49
Fannie Mae Pool #CA2493 4.50% 204810	11	11
Fannie Mae Pool #CA1574 5.00% 204810	14,367	15,718
Fannie Mae Pool #CA4858 3.00% 204910	276,716	293,972
Fannie Mae Pool #CA3964 3.00% 204910	219,401	233,098
Fannie Mae Pool #CA4420 3.00% 204910	45,854	48,720
Fannie Mae Pool #CA4543 3.00% 204910	28,258	30,463
Fannie Mae Pool #CA3807 3.00% 204910	4,188	4,528
Fannie Mae Pool #CA4534 3.00% 204910	3,142	3,359
Fannie Mae Pool #CA3806 3.00% 204910	2,176	2,361
Fannie Mae Pool #CA4021 3.50% 204910	81,313	86,112
Fannie Mae Pool #BN6708 3.50% 204910	65,163	70,226
Fannie Mae Pool #CA4802 3.50% 204910	51,396	56,167
Fannie Mae Pool #BO3252 3.50% 204910	31,779	34,538

The Bond Fund of America — Page 32 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA4151 3.50% 204910	$30,275	$33,387
Fannie Mae Pool #FM1062 3.50% 204910	29,116	31,942
Fannie Mae Pool #FM1443 3.50% 204910	24,462	26,733
Fannie Mae Pool #FM1257 3.50% 204910	13,411	14,639
Fannie Mae Pool #BO1588 3.50% 204910	9,372	10,185
Fannie Mae Pool #BJ8411 3.50% 204910	6,954	7,599
Fannie Mae Pool #BJ8402 3.55% 20493,10	3,591	3,763
Fannie Mae Pool #FM1963 4.00% 204910	77,073	85,207
Fannie Mae Pool #FM1913 4.00% 204910	5,654	6,087
Fannie Mae Pool #CA5700 2.50% 205010	113,480	120,167
Fannie Mae Pool #CA5699 2.50% 205010	92,114	97,753
Fannie Mae Pool #CA5701 2.50% 205010	80,533	84,673
Fannie Mae Pool #BK2239 2.50% 205010	5,041	5,350
Fannie Mae Pool #CA5687 3.00% 205010	149,343	161,551
Fannie Mae Pool #CA5538 3.00% 205010	101,679	108,758
Fannie Mae Pool #CA5506 3.00% 205010	84,085	89,939
Fannie Mae Pool #CA5536 3.00% 205010	81,407	86,627
Fannie Mae Pool #BK2240 3.00% 205010	78,527	84,670
Fannie Mae Pool #CA5229 3.00% 205010	47,761	51,496
Fannie Mae Pool #CA5517 3.00% 205010	47,542	50,473
Fannie Mae Pool #BP1948 3.00% 205010	23,210	24,954
Fannie Mae Pool #CA5338 3.00% 205010	22,850	24,185
Fannie Mae Pool #FM2839 3.50% 205010	59,998	64,433
Fannie Mae Pool #FM2664 3.50% 205010	50,208	54,914
Fannie Mae Pool #BP1954 3.50% 205010	40,488	43,315
Fannie Mae Pool #MA4026 4.00% 205010	20,621	21,957
Fannie Mae Pool #BF0264 3.50% 205810	24,938	27,150
Fannie Mae, Series 2001-4, Class NA, 9.014% 20253,10	3	3
Fannie Mae, Series 2001-4, Class GA, 9.117% 20253,10	2	2
Fannie Mae, Series 1998-W5, Class B3, 6.50% 20281,10	413	411
Fannie Mae, Series 2002-W7, Class A5, 7.50% 202910	82	101
Fannie Mae, Series 2001-25, Class ZA, 6.50% 203110	795	905
Fannie Mae, Series 2001-20, Class E, 9.50% 20313,10	—9	—9
Fannie Mae, Series 2001-T10, Class A1, 7.00% 204110	1,360	1,614
Fannie Mae, Series 2001-50, Class BA, 7.00% 204110	238	275
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204110	696	852
Fannie Mae, Series 2002-W1, Class 2A, 5.552% 20423,10	1,025	1,157
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.565% 20263,10	10	11
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.058% 20273,10	3,700	4,164
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.181% 20273,10	5,000	5,589
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 202910	430	498
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 203610	695	663
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 203610	681	645
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 203610	232	222
Freddie Mac 4.00% 203610	24,994	26,924
Freddie Mac 4.00% 203610	6,216	6,696
Freddie Mac 4.00% 203610	2,351	2,533
Freddie Mac 4.00% 203610	2,056	2,213
Freddie Mac 3.00% 203710	1,231	1,304
Freddie Mac 4.00% 203710	7,452	8,018
Freddie Mac 4.00% 204310	9,385	10,383
Freddie Mac 3.50% 204510	1,085	1,198
Freddie Mac 4.00% 204510	1,543	1,668
Freddie Mac 3.00% 204610	102,625	111,575

The Bond Fund of America — Page 33 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 204610	$504	$523
Freddie Mac 4.50% 204610	1,605	1,745
Freddie Mac 4.50% 204610	880	974
Freddie Mac 4.50% 204610	857	949
Freddie Mac 4.50% 204610	654	721
Freddie Mac 4.50% 204610	435	479
Freddie Mac 3.50% 204710	54,489	57,690
Freddie Mac 3.50% 204710	21,469	22,762
Freddie Mac 3.50% 204710	16,793	17,737
Freddie Mac 3.50% 204710	2,177	2,301
Freddie Mac 4.00% 204710	12,335	13,273
Freddie Mac 4.00% 204710	11,036	11,755
Freddie Mac 4.50% 204710	3,376	3,645
Freddie Mac 4.50% 204710	1,829	1,979
Freddie Mac 3.50% 204810	64,421	69,219
Freddie Mac 3.50% 204810	52,834	57,758
Freddie Mac 3.50% 204810	383	416
Freddie Mac 3.50% 204810	212	223
Freddie Mac 4.00% 204810	12,671	13,658
Freddie Mac 4.00% 204810	4,138	4,412
Freddie Mac Pool #ZK3848 3.00% 202710	118	124
Freddie Mac Pool #G15732 3.00% 203010	12,311	13,155
Freddie Mac Pool #ZT1332 3.00% 203010	10,828	11,510
Freddie Mac Pool #D98356 4.50% 203010	325	349
Freddie Mac Pool #V61295 2.50% 203110	11,931	12,669
Freddie Mac Pool #ZK8180 2.50% 203110	4,890	5,190
Freddie Mac Pool #G16634 3.00% 203110	18,384	19,662
Freddie Mac Pool #G18652 3.00% 203210	21,567	22,689
Freddie Mac Pool #G18655 3.00% 203210	13,582	14,282
Freddie Mac Pool #V61960 3.00% 203310	9,668	10,241
Freddie Mac Pool #ZT0716 3.00% 203310	479	503
Freddie Mac Pool #A15120 5.50% 203310	3	3
Freddie Mac Pool #C91883 4.00% 203610	862	928
Freddie Mac Pool #G04804 4.50% 203710	2,432	2,687
Freddie Mac Pool #A56076 5.50% 203710	19	21
Freddie Mac Pool #G03695 5.50% 203710	5	5
Freddie Mac Pool #H09093 7.50% 203710	103	118
Freddie Mac Pool #G04587 5.50% 203810	670	768
Freddie Mac Pool #G04585 5.50% 203810	256	294
Freddie Mac Pool #G05196 5.50% 203810	110	126
Freddie Mac Pool #G08248 5.50% 203810	66	76
Freddie Mac Pool #G05267 5.50% 203810	4	4
Freddie Mac Pool #G05535 4.50% 203910	604	672
Freddie Mac Pool #A87873 5.00% 203910	4,757	5,460
Freddie Mac Pool #G06020 5.50% 203910	1,582	1,814
Freddie Mac Pool #840222 4.048% 20403,10	1,353	1,424
Freddie Mac Pool #G05937 4.50% 204010	11,349	12,616
Freddie Mac Pool #A93948 4.50% 204010	12	14
Freddie Mac Pool #G05860 5.50% 204010	25	28
Freddie Mac Pool #Q02705 4.50% 204110	5,029	5,601
Freddie Mac Pool #G06956 4.50% 204110	1,171	1,302
Freddie Mac Pool #G06769 4.50% 204110	636	708
Freddie Mac Pool #Q01992 4.50% 204110	237	260
Freddie Mac Pool #G06868 4.50% 204110	11	12

The Bond Fund of America — Page 34 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G06648 5.00% 204110	$3,550	$4,072
Freddie Mac Pool #Q01658 5.00% 204110	1,274	1,428
Freddie Mac Pool #G06841 5.50% 204110	31	35
Freddie Mac Pool #Q18236 3.50% 204310	2,821	3,070
Freddie Mac Pool #Q19133 3.50% 204310	1,761	1,917
Freddie Mac Pool #Q17696 3.50% 204310	1,612	1,765
Freddie Mac Pool #841039 3.701% 20433,10	6,111	6,374
Freddie Mac Pool #Q15874 4.00% 204310	147	157
Freddie Mac Pool #Q28558 3.50% 204410	9,113	9,961
Freddie Mac Pool #760012 3.104% 20453,10	1,936	2,028
Freddie Mac Pool #760013 3.189% 20453,10	1,267	1,322
Freddie Mac Pool #760014 3.48% 20453,10	6,254	6,498
Freddie Mac Pool #G60344 4.00% 204510	23,061	25,460
Freddie Mac Pool #G08791 3.00% 204710	17,366	18,335
Freddie Mac Pool #G61733 3.00% 204710	13,488	14,581
Freddie Mac Pool #760015 3.184% 20473,10	6,002	6,172
Freddie Mac Pool #Q52157 3.50% 204710	9,377	9,932
Freddie Mac Pool #Q52069 3.50% 204710	5,050	5,491
Freddie Mac Pool #Q51622 3.50% 204710	3,886	4,249
Freddie Mac Pool #Q47615 3.50% 204710	3,258	3,563
Freddie Mac Pool #G08789 4.00% 204710	1,189	1,268
Freddie Mac Pool #K30200 6.50% 204710	193	207
Freddie Mac Pool #ZS4754 3.00% 204810	10,523	11,096
Freddie Mac Pool #Q55056 3.50% 204810	6,373	6,853
Freddie Mac Pool #Q54709 3.50% 204810	3,478	3,781
Freddie Mac Pool #Q54701 3.50% 204810	3,305	3,593
Freddie Mac Pool #Q54782 3.50% 204810	3,092	3,361
Freddie Mac Pool #Q54781 3.50% 204810	2,838	3,103
Freddie Mac Pool #Q54700 3.50% 204810	2,466	2,696
Freddie Mac Pool #Q56591 3.50% 204810	2,466	2,650
Freddie Mac Pool #Q55060 3.50% 204810	2,001	2,152
Freddie Mac Pool #Q56590 3.50% 204810	1,804	1,960
Freddie Mac Pool #Q56589 3.50% 204810	1,563	1,709
Freddie Mac Pool #Q54698 3.50% 204810	1,341	1,480
Freddie Mac Pool #Q54699 3.50% 204810	1,238	1,358
Freddie Mac Pool #Q54831 3.50% 204810	926	1,016
Freddie Mac Pool #ZS4777 3.50% 204810	122	129
Freddie Mac Pool #G67711 4.00% 204810	40,151	44,391
Freddie Mac Pool #SI2002 4.00% 204810	24,852	26,373
Freddie Mac Pool #ZA5889 4.00% 204810	7,146	7,628
Freddie Mac Pool #Q56599 4.00% 204810	6,130	6,778
Freddie Mac Pool #Q56175 4.00% 204810	4,004	4,427
Freddie Mac Pool #Q55971 4.00% 204810	3,680	4,069
Freddie Mac Pool #Q55970 4.00% 204810	1,758	1,958
Freddie Mac Pool #Q56576 4.00% 204810	1,609	1,708
Freddie Mac Pool #Q58411 4.50% 204810	8,171	9,156
Freddie Mac Pool #Q58436 4.50% 204810	3,277	3,696
Freddie Mac Pool #Q58378 4.50% 204810	3,177	3,491
Freddie Mac Pool #Q57242 4.50% 204810	2,390	2,603
Freddie Mac Pool #SD7509 3.00% 204910	190,558	203,013
Freddie Mac Pool #SD7507 3.00% 204910	72,753	78,057
Freddie Mac Pool #QA4692 3.00% 204910	52,810	56,457
Freddie Mac Pool #SD0175 3.00% 204910	19,689	21,216
Freddie Mac Pool #QA4673 3.00% 204910	12,773	13,716

The Bond Fund of America — Page 35 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7508 3.50% 204910	$136,157	$148,797
Freddie Mac Pool #QA5131 3.50% 204910	69,572	74,078
Freddie Mac Pool #Q63647 3.50% 204910	56,449	61,358
Freddie Mac Pool #QA5125 3.50% 204910	45,705	49,948
Freddie Mac Pool #RA1580 3.50% 204910	20,667	22,791
Freddie Mac Pool #RA1463 3.50% 204910	20,394	22,491
Freddie Mac Pool #QA0284 3.50% 204910	13,861	15,148
Freddie Mac Pool #QA1885 3.50% 204910	10,248	11,106
Freddie Mac Pool #QA2748 3.50% 204910	2,768	3,025
Freddie Mac Pool #ZA7009 4.50% 204910	1,960	2,106
Freddie Mac Pool #ZA6269 4.50% 204910	1,670	1,793
Freddie Mac Pool #RA2597 2.50% 205010	243,409	254,020
Freddie Mac Pool #RA2730 2.50% 205010	149,749	158,307
Freddie Mac Pool #QA8953 2.50% 205010	15,012	15,931
Freddie Mac Pool #RA2596 2.50% 205010	11,968	12,490
Freddie Mac Pool #RA2595 2.50% 205010	8,955	9,346
Freddie Mac Pool #QA8952 2.50% 205010	5,955	6,368
Freddie Mac Pool #QA8516 2.50% 205010	2,352	2,509
Freddie Mac Pool #QA7075 3.00% 205010	239,487	254,544
Freddie Mac Pool #SD7512 3.00% 205010	195,525	208,224
Freddie Mac Pool #QA8575 3.00% 205010	180,761	194,900
Freddie Mac Pool #RA2020 3.00% 205010	177,965	189,064
Freddie Mac Pool #RA1914 3.00% 205010	70,328	74,714
Freddie Mac Pool #RA2408 3.00% 205010	64,122	69,137
Freddie Mac Pool #QA8819 3.00% 205010	60,500	65,233
Freddie Mac Pool #SD0234 3.00% 205010	56,804	60,375
Freddie Mac Pool #SD7517 3.00% 205010	49,586	53,391
Freddie Mac Pool #RA2319 3.00% 205010	39,078	41,367
Freddie Mac Pool #SD0187 3.00% 205010	21,952	23,732
Freddie Mac Pool #QA8801 3.00% 205010	20,922	22,237
Freddie Mac Pool #SD7514 3.50% 205010	162,916	174,927
Freddie Mac Pool #RA2472 3.50% 205010	10,941	11,969
Freddie Mac, Series 2122, Class QM, 6.25% 202910	461	515
Freddie Mac, Series 3257, Class PA, 5.50% 203610	4,111	4,817
Freddie Mac, Series 3286, Class JN, 5.50% 203710	3,163	3,558
Freddie Mac, Series 3318, Class JT, 5.50% 203710	1,847	2,106
Freddie Mac, Series 4582, Class GA, 3.75% 20523,10	7,050	7,356
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 202210	15,000	15,464
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 202310	3,269	3,390
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 202310	20,000	21,302
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 202310	2,000	2,179
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 202410	28,910	31,852
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 202510	43,390	47,352
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 202510	774	856
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 202610	5,065	5,679
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 202610	400	457
Freddie Mac, Series K061, Class A2, Multi Family 3.347% 202610	2,951	3,379
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 20273,10	1,000	1,141
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 202710	1,170	1,342
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 202810	955	1,124
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 20283,10	6,045	7,230
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 202810	4,000	4,792
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 202810	3,965	4,770
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 20283,10	1,700	2,049

The Bond Fund of America — Page 36 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 20283,10	$1,680	$2,029
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 202810	172	208
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 20283,10	3,000	3,663
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 202910	62	70
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 202910	5,000	5,912
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 202910	5,249	6,252
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 205310	23	25
Freddie Mac, Series 3156, Class PO, principal only, 0% 203610	1,643	1,565
Freddie Mac, Series 3136, Class OP, principal only, 0% 203610	482	469
Freddie Mac, Series 3147, Class OD, principal only, 0% 203610	479	461
Freddie Mac, Series 3149, Class MO, principal only, 0% 203610	374	358
Freddie Mac, Series 3149, Class AO, principal only, 0% 203610	250	237
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.939% 20563,10	54,027	57,595
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205610	54,272	58,156
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20563,10	47,432	50,580
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 205610	8,573	9,413
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 205610	5,595	6,000
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 20563,10	19,162	20,624
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 205610	1,660	1,846
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 205710	8,708	9,594
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 20573,10	25,340	27,868
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 205710	102,879	111,532
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 205710	24,957	28,230
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205710	17,470	19,724
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 205710	10,175	11,435
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 205810	40,403	44,053
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 205810	4,769	5,398
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 205810	3,812	4,311
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 205810	2,713	2,954
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 205810	2,608	2,953
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 205810	1,223	1,322
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 205910	200,433	213,428
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 202810	53,998	58,946
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 202810	33,809	36,644
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 202910	92,146	97,354
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 202910	75,679	79,916
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 202910	25,490	27,768
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 1.835% 20243,10	85	85
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 2.385% 20243,10	2,602	2,628
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 2.135% 20253,10	2,157	2,169
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.485% 20273,10	4,649	4,759
Government National Mortgage Assn. 4.00% 204510	209	227
Government National Mortgage Assn. 3.00% 204710	27,317	28,315
Government National Mortgage Assn. 3.00% 204710	12,072	12,489
Government National Mortgage Assn. 4.00% 204710	43,214	46,448
Government National Mortgage Assn. 4.00% 204710	27,545	29,609
Government National Mortgage Assn. 3.50% 204810	9,024	9,548
Government National Mortgage Assn. 4.00% 204810	4,916	5,239
Government National Mortgage Assn. 4.00% 204810	4,309	4,606
Government National Mortgage Assn. 4.00% 204810	2,845	3,038
Government National Mortgage Assn. 4.50% 204910	75,334	80,494

The Bond Fund of America — Page 37 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 204910	$181	$192
Government National Mortgage Assn. 5.00% 204910	1,640	1,750
Government National Mortgage Assn. 2.50% 205010,11	1,461,465	1,534,766
Government National Mortgage Assn. 3.50% 205010,11	75,000	79,148
Government National Mortgage Assn. 3.50% 205010,11	50,022	52,781
Government National Mortgage Assn. 4.00% 205010,11	21,295	22,578
Government National Mortgage Assn. 4.00% 205010	9,207	9,776
Government National Mortgage Assn. 4.50% 205010,11	88,030	93,986
Government National Mortgage Assn. Pool #MA0908 2.50% 202810	1,398	1,466
Government National Mortgage Assn. Pool #AB3820 5.00% 203510	359	394
Government National Mortgage Assn. Pool #AB3587 6.50% 203810	183	210
Government National Mortgage Assn. Pool #AB3819 5.00% 203910	539	588
Government National Mortgage Assn. Pool #004636 4.50% 204010	1,834	2,014
Government National Mortgage Assn. Pool #783689 5.50% 204010	2,865	3,278
Government National Mortgage Assn. Pool #783687 4.50% 204110	6,934	7,483
Government National Mortgage Assn. Pool #AC2886 4.50% 204110	950	1,024
Government National Mortgage Assn. Pool #AB3818 4.50% 204110	474	513
Government National Mortgage Assn. Pool #AB3664 4.50% 204110	310	332
Government National Mortgage Assn. Pool #783688 5.00% 204110	2,683	3,015
Government National Mortgage Assn. Pool #754353 3.50% 204210	639	672
Government National Mortgage Assn. Pool #AD7620 3.50% 204310	1,583	1,704
Government National Mortgage Assn. Pool #MA4383 4.00% 204710	78,966	85,112
Government National Mortgage Assn. Pool #MA5263 3.50% 204810	7,155	7,619
Government National Mortgage Assn. Pool #MA5527 3.50% 204810	6,100	6,472
Government National Mortgage Assn. Pool #MA5019 3.50% 204810	889	946
Government National Mortgage Assn. Pool #MA5020 4.00% 204810	38,744	41,787
Government National Mortgage Assn. Pool #MA5398 4.00% 204810	5,137	5,478
Government National Mortgage Assn. Pool #MA5651 4.00% 204810	2,254	2,402
Government National Mortgage Assn. Pool #MA5264 4.00% 204810	1,998	2,137
Government National Mortgage Assn. Pool #MA5332 5.00% 204810	165	180
Government National Mortgage Assn. Pool #MA5876 4.00% 204910	167,115	177,219
Government National Mortgage Assn. Pool #MA5817 4.00% 204910	49,883	52,938
Government National Mortgage Assn. Pool #MA6040 4.00% 204910	3,508	3,720
Government National Mortgage Assn. Pool #MA5986 4.00% 204910	80	85
Government National Mortgage Assn. Pool #MA5877 4.50% 204910	54,158	57,886
Government National Mortgage Assn. Pool #MA6092 4.50% 204910	12,606	13,463
Government National Mortgage Assn. Pool #MA6041 4.50% 204910	1,440	1,539
Government National Mortgage Assn. Pool #MA6042 5.00% 204910	383	416
Government National Mortgage Assn. Pool #MA6542 3.50% 205010	1,456	1,542
Government National Mortgage Assn. Pool #MA6411 4.00% 205010	50,126	53,218
Government National Mortgage Assn. Pool #MA6543 4.00% 205010	6,921	7,347
Government National Mortgage Assn. Pool #694836 5.662% 205910	1	1
Government National Mortgage Assn. Pool #725876 4.782% 206110	3	3
Government National Mortgage Assn. Pool #725879 4.805% 206110	4	4
Government National Mortgage Assn. Pool #765136 4.906% 206110	3	3
Government National Mortgage Assn. Pool #710085 4.965% 206110	11	12
Government National Mortgage Assn. Pool #721648 5.05% 206110	3	3
Government National Mortgage Assn. Pool #AC1008 4.471% 206310	3	4
Government National Mortgage Assn. Pool #AG8238 4.779% 206410	12	13
Government National Mortgage Assn. Pool #725893 5.20% 206410	2	2
Government National Mortgage Assn. Pool #AA7554 6.64% 206410	3	3
Government National Mortgage Assn. Pool #AE9612 4.953% 206510	13	13
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 20321,10	1,220	1,280
Uniform Mortgage-Backed Security 2.00% 203510,11	2,555,995	2,635,272

The Bond Fund of America — Page 38 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.00% 203510,11	$1,979,710	$2,044,514
Uniform Mortgage-Backed Security 2.50% 203510,11	260,000	271,334
Uniform Mortgage-Backed Security 2.50% 203510,11	93,469	97,690
Uniform Mortgage-Backed Security 3.00% 203510,11	40,861	42,941
Uniform Mortgage-Backed Security 2.00% 205010,11	201,742	205,921
Uniform Mortgage-Backed Security 2.00% 205010,11	115,973	118,632
Uniform Mortgage-Backed Security 2.50% 205010,11	766,487	795,629
Uniform Mortgage-Backed Security 2.50% 205010,11	75,000	78,161
Uniform Mortgage-Backed Security 3.00% 205010,11	279,733	294,136
Uniform Mortgage-Backed Security 3.00% 205010,11	57	60
Uniform Mortgage-Backed Security 3.50% 205010,11	1,092,782	1,149,396
Uniform Mortgage-Backed Security 3.50% 205010,11	350,000	368,102
Uniform Mortgage-Backed Security 4.00% 205010,11	86,692	91,863
Uniform Mortgage-Backed Security 4.50% 205010,11	114,925	123,500
		19,079,791
Collateralized mortgage-backed obligations (privately originated) 0.97%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20481,3,10	17,548	18,096
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.622% 20551,10	1,639	1,643
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.785% 20291,3,10	5,715	5,594
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 20591,3,10	5,152	5,327
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 20481,3,10	2,034	2,095
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 20481,3,10	3,031	3,072
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 20291,3,10	6,370	6,413
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 20291,3,10	3,590	3,627
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 20291,3,10	874	885
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 20291,3,10	448	443
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 20301,3,10	8,321	8,397
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 20301,3,10	9,693	9,806
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 20601,3,10	5,492	5,534
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 20581,3,10	1,774	1,903
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 203210	222	239
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 203210	79	84
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 203310	1,087	1,148
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 203310	448	471
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 20301,3,10	9,091	9,159
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 20301,3,10	2,600	2,619
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 20301,3,10	900	881
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 20301,3,10	380	364
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 20491,10	3,852	3,849
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 20491,4,10	2,862	2,790
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20691,10	22,188	23,928
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 20691,10	21,719	23,259
Homeward Opportunities Fund Trust, Series 2018-1, Class A1, 3.766% 20481,3,10	13,966	14,285
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 205010	1,683	1,880
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 205210	975	1,081
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 20501,3,10	7,297	7,618
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20591,3,10	6,466	6,451
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20591,3,10	8,142	8,139
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.935% 20521,3,10	62,022	61,882
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.985% 20521,3,10	8,945	8,923
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 20621,3,10	2,155	2,257

The Bond Fund of America — Page 39 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.924% 20221,3,10	$59,904	$60,062
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.177% 20221,3,10	29,196	29,318
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20281,3,10	1,126	1,128
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20281,3,10	5,220	5,233
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 20291,3,10	6,075	6,096
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20291,3,10	2,330	2,341
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 20571,3,10	4,690	5,045
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20491,3,10	9,614	9,969
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 20281,3,10	1,588	1,591
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20631,3,10	8,020	7,987
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20481,3,10	3,508	3,602
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 20481,3,10	12,062	12,256
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 20491,3,10	3,989	4,095
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 20601,3,10	10,495	10,523
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.32% 20511,3,4,10	52,450	52,450
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.835% 20521,3,10	52,439	52,584
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 0.605% 20373,10	9,127	7,288
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 20551,3,10	847	868
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,3,10	5,257	5,365
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.785% 20571,3,10	1,161	1,154
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 20571,3,10	11,322	11,737
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20571,3,10	7,252	7,502
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 20571,3,10	5,937	6,104
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20581,3,10	13,433	14,212
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 20581,3,10	4,037	4,255
		576,907
Commercial mortgage-backed securities 0.55%
Banc of America Commercial Mortgage Inc., Series 2015-UBS7, Class A4, 3.705% 204810	750	828
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 205010	115	129
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 205210	255	297
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 205210	5,920	6,981
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 205410	135	153
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 206010	3,750	4,211
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 206110	2,546	2,868
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 206110	330	370
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 206110	2,510	2,860
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 206110	500	582
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 206110	500	589
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 20613,10	250	296
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 20613,10	11,116	13,160
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 206310	1,654	1,767
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 205110	3,475	3,954
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 205110	5,890	6,870
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 20513,10	90	106
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 205210	6,351	7,581
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 205310	944	996
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 205310	1,000	1,192
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 20533,10	6,954	8,444
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 205710	730	808
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 206210	5,000	5,588

The Bond Fund of America — Page 40 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 206210	$500	$569
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 205010	5,576	6,245
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 20451,10	500	497
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 204910	2,740	2,984
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 204910	600	654
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 204910	1,525	1,686
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 205010	6,250	6,853
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 205010	2,930	3,274
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717% 205310	7,700	8,360
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 205610	200	216
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934% 20443,10	2,300	2,270
Commercial Mortgage Trust, Series 2012-CRS, Class A4, 2.771% 204510	1,871	1,910
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 20451,10	700	714
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 20451,10	1,015	1,022
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.463% 20451,3,10	2,000	1,775
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 20451,3,10	500	482
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 20461,10	1,000	1,008
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.215% 20461,3,10	2,743	2,599
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 20461,3,10	830	789
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 204710	910	983
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 204710	886	972
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 20473,10	3,000	3,274
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 204710	750	798
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 204710	850	906
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 20483,10	5,250	5,439
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 204910	4,000	4,313
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 205010	2,261	2,517
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 20503,10	1,250	1,354
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.732% 20483,10	556	514
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 20503,10	700	690
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 20441,10	9,991	10,152
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.513% 20441,3,10	6,500	6,636
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 204910	500	526
GS Mortgage Securities Corp., Series 2013-GC12, Class A4, 3.135% 204610	1,250	1,306
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.902% 20461,3,10	1,600	1,230
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 20431,3,10	4,000	4,033
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.555% 20441,3,10	1,244	1,218
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4, 3.377% 204510	759	771
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682% 20461,10	4,500	4,549
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 20473,10	2,500	2,564
GS Mortgage Securities Corp. II, Series 2016-GS4, Class A4, 3.442% 20493,10	2,654	2,939
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 205010	1,000	1,121
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.377% 205310	9,983	10,592
GS Mortgage Securities Corp. II, Series 2020-GC45, Class A5, 2.9106% 205310	174	192
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 205210	255	297
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.335% 20381,3,10	2,000	1,937
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.9965% 204710	2,450	2,660
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 204710	1,825	1,983
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.833% 20471,3,10	2,500	2,115
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.9508% 204810	3,500	3,574
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.773% 20483,10	600	552
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 205010	1,600	1,804
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 20311,10	3,955	4,138
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.1664% 204610	1,020	1,105

The Bond Fund of America — Page 41 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.112% 20473,10	$750	$743
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 20493,10	5,095	5,712
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20261,10	9,296	9,111
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 204610	2,175	2,261
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 20463,10	1,511	1,535
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% 204610	1,934	2,067
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.375% 20461,3,10	2,700	2,012
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.915% 20463,10	1,000	1,041
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 204710	525	582
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 20473,10	2,000	2,084
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 204710	250	272
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 204810	1,870	2,001
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 204810	1,300	1,412
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 204910	250	264
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class AS, 3.102% 204910	3,000	3,211
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 204910	5,280	5,930
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20291,10	6,885	7,020
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 20441,10	4,717	4,844
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 20471,3,10	418	422
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 204810	1,730	1,875
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 20493,10	567	523
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.411% 20463,10	1,200	1,097
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 204710	290	304
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 204810	4,380	4,784
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 204810	1,400	1,524
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 204810	7,115	7,753
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 204810	1,137	1,271
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.24% 20483,10	585	546
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 204910	865	822
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 204910	6,190	6,628
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 204910	380	399
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 204910	6,370	7,206
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 205010	1,154	1,302
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 205010	2,302	2,485
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 205110	6,500	7,483
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 205210	3,898	4,362
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.687% 20583,10	1,000	945
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 205910	3,853	4,181
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 205910	1,320	1,434
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 205910	600	645
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 206010	510	570
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.845% 20441,3,10	1,500	1,523
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 204510	500	504
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 20453,10	1,000	1,014
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.20% 20463,10	1,200	1,120
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 20473,10	2,000	2,070
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 205710	2,038	2,192
		323,377
Total mortgage-backed obligations		19,980,075

The Bond Fund of America — Page 42 of 58

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 20.16% U.S. Treasury 18.74%	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2020	$50,000	$50,582
U.S. Treasury 1.125% 2021	500	506
U.S. Treasury 1.125% 2021	—9	—9
U.S. Treasury 1.25% 2021	40,000	40,581
U.S. Treasury 1.50% 2021	161,000	164,056
U.S. Treasury 1.625% 2021	57,661	58,503
U.S. Treasury 1.625% 2021	360	368
U.S. Treasury 1.75% 2021	935	956
U.S. Treasury 2.00% 2021	3,000	3,064
U.S. Treasury 2.00% 2021	1,000	1,025
U.S. Treasury 2.125% 2021	100,000	101,793
U.S. Treasury 2.50% 202112	575,000	583,918
U.S. Treasury 0.125% 2022	250,000	249,853
U.S. Treasury 0.125% 2022	13,745	13,736
U.S. Treasury 0.375% 2022	2,563	2,572
U.S. Treasury 1.375% 2022	75,000	77,075
U.S. Treasury 1.50% 2022	211,000	217,018
U.S. Treasury 1.625% 2022	6,000	6,216
U.S. Treasury 1.75% 2022	45,000	46,455
U.S. Treasury 1.875% 2022	54,500	56,206
U.S. Treasury 2.125% 202212	32,000	33,565
U.S. Treasury 0.125% 2023	32,000	31,957
U.S. Treasury 1.375% 2023	72,000	74,591
U.S. Treasury 1.625% 2023	15,000	15,616
U.S. Treasury 1.75% 2023	3,100	3,241
U.S. Treasury 2.125% 2023	16,428	17,509
U.S. Treasury 2.50% 2023	10,300	10,959
U.S. Treasury 2.625% 2023	15,000	16,099
U.S. Treasury 2.75% 2023	100,000	107,492
U.S. Treasury 2.875% 2023	54,729	59,494
U.S. Treasury 1.25% 2024	75,000	78,146
U.S. Treasury 1.50% 2024	130,777	137,734
U.S. Treasury 1.50% 2024	78,200	82,416
U.S. Treasury 1.50% 2024	12,000	12,659
U.S. Treasury 1.75% 2024	40,000	42,431
U.S. Treasury 1.75% 2024	13,103	13,912
U.S. Treasury 2.00% 2024	442,300	472,987
U.S. Treasury 2.00% 2024	183,000	195,460
U.S. Treasury 2.00% 2024	55,000	58,882
U.S. Treasury 2.125% 2024	105,265	112,789
U.S. Treasury 2.125% 2024	18,000	19,481
U.S. Treasury 2.125% 2024	8,000	8,636
U.S. Treasury 2.25% 2024	50,633	54,565
U.S. Treasury 2.25% 2024	33,000	35,943
U.S. Treasury 2.375% 2024	67,233	72,559
U.S. Treasury 2.50% 2024	4,000	4,352
U.S. Treasury 0.25% 2025	176,547	176,222
U.S. Treasury 0.25% 2025	90,650	90,533
U.S. Treasury 0.375% 2025	711,800	714,996
U.S. Treasury 0.50% 2025	17,127	17,307
U.S. Treasury 2.00% 2025	97,000	104,722
U.S. Treasury 2.125% 2025	61,750	67,238
U.S. Treasury 2.25% 2025	35,000	38,558
U.S. Treasury 2.625% 2025	157,324	174,753

The Bond Fund of America — Page 43 of 58

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 2025	$63,822	$71,717
U.S. Treasury 2.75% 202512	992,493	1,106,471
U.S. Treasury 2.75% 2025	31,813	35,684
U.S. Treasury 2.875% 2025	287,175	323,385
U.S. Treasury 2.875% 2025	32,900	37,163
U.S. Treasury 1.625% 2026	145,900	156,724
U.S. Treasury 1.625% 2026	10,000	10,736
U.S. Treasury 1.625% 2026	—9	—9
U.S. Treasury 1.75% 2026	200,000	216,610
U.S. Treasury 1.875% 2026	41,000	44,598
U.S. Treasury 2.00% 2026	15,600	17,127
U.S. Treasury 2.125% 2026	54,000	59,456
U.S. Treasury 2.25% 2026	8,000	8,852
U.S. Treasury 2.50% 2026	24,000	26,868
U.S. Treasury 2.625% 2026	142,585	160,431
U.S. Treasury 0.50% 202712	556,100	556,823
U.S. Treasury 0.625% 2027	8,000	8,079
U.S. Treasury 2.25% 2027	220,486	248,254
U.S. Treasury 2.25% 2027	3,000	3,350
U.S. Treasury 2.75% 2028	17,398	20,293
U.S. Treasury 2.875% 2028	61,335	72,376
U.S. Treasury 2.875% 2028	3,760	4,452
U.S. Treasury 1.625% 2029	398	434
U.S. Treasury 2.375% 2029	6,795	7,840
U.S. Treasury 0.625% 2030	57,847	57,671
U.S. Treasury 1.50% 2030	31,576	34,125
U.S. Treasury 1.125% 204012	204,476	202,558
U.S. Treasury 4.625% 2040	9,400	15,249
U.S. Treasury 3.125% 2041	20,000	27,086
U.S. Treasury 4.375% 2041	11,500	18,291
U.S. Treasury 2.75% 2042	15,000	19,239
U.S. Treasury 2.875% 2043	23,810	31,119
U.S. Treasury 3.00% 2044	5,900	7,900
U.S. Treasury 3.375% 2044	38,700	54,751
U.S. Treasury 3.00% 204512	27,100	36,524
U.S. Treasury 3.00% 2045	5,560	7,466
U.S. Treasury 2.50% 204612	194,262	240,620
U.S. Treasury 2.50% 2046	27,000	33,495
U.S. Treasury 2.875% 2046	22,854	30,389
U.S. Treasury 2.75% 204712	32,098	41,931
U.S. Treasury 2.75% 2047	5,300	6,932
U.S. Treasury 3.00% 204712	86,916	118,480
U.S. Treasury 3.00% 2047	13,950	19,000
U.S. Treasury 3.00% 204812	179,901	246,254
U.S. Treasury 3.125% 2048	11,150	15,619
U.S. Treasury 3.375% 204812	12,545	18,424
U.S. Treasury 2.25% 204912	182,647	219,578
U.S. Treasury 2.375% 204912	156,608	193,326
U.S. Treasury 2.875% 204912	241,100	326,081
U.S. Treasury 3.00% 204912	74,066	102,227
U.S. Treasury 1.25% 205012	706,237	678,150
U.S. Treasury 2.00% 2050	211,315	241,902
		11,074,397

The Bond Fund of America — Page 44 of 58

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.42%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 202413	$19,991	$20,950
U.S. Treasury Inflation-Protected Security 0.50% 202413	30,504	32,079
U.S. Treasury Inflation-Protected Security 0.375% 202713	28,096	30,565
U.S. Treasury Inflation-Protected Security 1.75% 202813	5,141	6,141
U.S. Treasury Inflation-Protected Security 0.125% 203013	56,447	61,032
U.S. Treasury Inflation-Protected Security 2.125% 204113	4,005	5,987
U.S. Treasury Inflation-Protected Security 0.75% 204212,13	194,355	233,282
U.S. Treasury Inflation-Protected Security 1.00% 204813	17,887	23,692
U.S. Treasury Inflation-Protected Security 1.00% 204912,13	245,353	328,093
U.S. Treasury Inflation-Protected Security 0.25% 205013	87,579	98,442
		840,263
Total U.S. Treasury bonds & notes		11,914,660
Asset-backed obligations 2.40%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 20211,10	1,741	1,740
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20211,10	9,175	9,176
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 20231,10	5,705	5,731
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 20241,10	4,495	4,517
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 20241,10	1,350	1,362
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 20251,10	1,000	1,016
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 20251,10	28,000	28,332
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 20261,10	34,264	33,251
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 20261,10	3,750	3,709
American Express Credit Account Master Trust, Series 2017-7, Class A, 2.35% 202510	1,260	1,317
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 202110	105	105
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 202210	3,157	3,169
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 202210	6,030	6,097
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 202310	50,839	51,423
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 202510	650	661
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20221,3,10	13,063	13,275
CPS Auto Receivables Trust, Series 2019-D, Class A, 2.17% 20221,10	11,361	11,427
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 20221,10	403	404
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20221,10	1,169	1,171
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 20231,10	1,240	1,248
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 20231,10	2,000	2,020
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 20241,10	2,570	2,620
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 20251,10	2,169	2,192
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 20251,10	2,025	2,035
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 20251,10	5,325	5,420
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 20261,10	681	699
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 20261,10	598	626
Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.48% 20261,10	2,695	2,697
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class C, 4.04% 20271,10	1,485	1,526
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20291,10	15,748	16,025
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 20291,10	4,118	4,172
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 0.365% 20353,10	1,557	1,491
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.325% 20373,10	2,519	2,373
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.335% 20373,10	3,933	3,725
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 202210	17,775	17,854
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 202310	4,660	4,712

The Bond Fund of America — Page 45 of 58

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 202410	$3,970	$4,007
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 202410	697	701
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 202410	90	90
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 202410	70	71
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 202510	1,535	1,541
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 202510	12,690	12,895
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 202510	8,760	8,913
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 202610	1,874	1,895
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 202610	6,030	6,127
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 202810	2,586	2,626
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20221,10	4,699	4,723
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 20221,10	1,496	1,503
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 20221,10	108	109
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 20221,10	415	418
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 20231,10	10,986	11,056
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 20231,10	17,115	17,220
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 20231,10	1,570	1,589
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 20231,10	3,240	3,274
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 20231,10	3,058	3,072
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 20241,10	2,000	2,018
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 20241,10	100	101
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20251,10	1,925	1,948
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 20251,10	2,870	2,886
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 20251,10	5,765	5,851
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 20251,10	6,800	6,905
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 20261,10	1,861	1,923
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 20261,10	313	331
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 20221,10	5,194	5,214
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 20221,10	987	989
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 20231,10	2,250	2,254
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 20231,10	26,584	26,748
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 20231,10	14,617	14,698
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 20231,10	8,200	8,296
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 20231,10	9,875	9,958
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 20231,10	1,750	1,782
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 20241,10	1,580	1,595
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 20241,10	3,500	3,537
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20241,10	9,000	9,145
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 20241,10	7,850	7,981
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 20241,10	4,150	4,240
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 20251,10	6,890	6,960
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 20251,10	9,000	9,089
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 20251,10	2,715	2,799
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 20251,10	10,000	10,229
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 20261,10	2,055	2,175
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 20241,10	925	939
Ford Credit Auto Owner Trust, Series 2017-3, Class A, 2.48% 202410	2,521	2,553
Ford Credit Auto Owner Trust, Series 2020-B, Class B, 1.19% 202610	4,390	4,407
Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.04% 202610	2,535	2,539
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20271,10	33,660	34,061
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20301,10	19,510	20,897
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20311,10	97,433	99,167
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20311,10	38,760	41,571
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 202410	119,107	121,046

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 202610	$6,414	$6,489
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20371,10	5,251	5,212
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20391,10	11,082	10,902
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 202310	1,636	1,640
GM Financial Automobile Leasing Trust, Series 2020-1, Class A2, 1.83% 202310	70,929	71,504
GM Financial Automobile Leasing Trust, Series 2020-2, Class A4, 1.01% 202410	1,396	1,400
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 202410	2,441	2,450
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 202410	1,580	1,586
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 202410	2,492	2,502
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 202510	1,052	1,069
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.44% 202510	1,521	1,537
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.245% 20233,10	4,758	4,791
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 202310	765	781
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 202310	530	541
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 202410	2,116	2,164
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87% 202410	1,315	1,367
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 202410	4,285	4,429
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90% 20261,10	256	267
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 0.385% 20411,3,10	856	815
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 0.385% 20411,3,10	599	589
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 20221,10	3,220	3,175
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 20231,10	12,081	11,992
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 20241,10	12,984	12,887
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 20241,10	7,880	7,812
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 20251,10	19,216	19,070
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 20251,10	11,640	11,530
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 1.115% 20353,10	1,717	1,708
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 20221,10	23,750	23,990
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 202210	12,731	12,802
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20601,3,10	9,298	9,485
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.105% 20271,3,10	15,040	14,902
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 2.185% 20271,3,10	26,372	26,255
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 20241,10	3,940	3,996
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 20251,10	2,435	2,455
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 0.315% 20363,10	247	241
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 20241,10	2,355	2,369
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 20251,10	1,035	1,055
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 20261,10	1,000	1,052
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 202210	154	154
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 202210	328	328
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 202210	3,018	3,031
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 202410	4,880	4,957
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 202410	8,621	8,913
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 202510	4,975	5,110
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 202510	25,000	26,588
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 20331,10	1,039	1,048
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.249% 20251,3,10	21,286	21,211
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20381,10	2,257	2,275
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20391,10	1,500	1,493
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20421,10	5,182	5,246
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20311,10	6,000	6,395
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20331,10	38,324	38,966

The Bond Fund of America — Page 47 of 58

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20421,10	$5,310	$5,306
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 20211,10	1,134	1,135
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 20211,10	3,000	3,001
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 20221,10	2,348	2,359
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 20221,10	4,950	4,997
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 202410	13,528	13,899
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 202210	50,084	50,555
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 1.711% 20261,3,10	2,675	2,659
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 20221,10	1,646	1,648
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 20231,10	62,130	62,612
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 20231,10	4,428	4,461
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 20231,10	1,997	2,003
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 20241,10	1,040	1,054
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 20241,10	400	403
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 20251,10	3,345	3,354
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 20261,10	5,225	5,252
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 202610	27,000	27,563
		1,414,767
Municipals 1.83% Illinois 0.79%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	56,485	57,721
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,400	14,954
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,770	5,930
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	355	361
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	1,035	1,075
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 20461	7,760	9,318
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	960	1,041
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	1,915	2,080
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	425	454
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	850	919
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	660	692
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	850	902
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,415	2,530
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	640	694
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	745	877
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	370	433
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	215	236
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	215	250
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	215	236
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	425	492

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	$425	$489
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	215	246
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	240	258
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	950	1,119
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	640	750
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	425	284
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	575	580
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	1,630	1,654
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	38,692	39,100
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	162,050	164,631
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	12,860	14,488
G.O. Bonds, Series 2012, 5.00% 2024	5,000	5,151
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,259
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,253
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,239
G.O. Bonds, Series 2017-A, 5.00% 2025	2,500	2,710
G.O. Bonds, Series 2019-A, 5.00% 2024	6,500	6,975
G.O. Bonds, Series 2019-A, 5.70% 2031	7,530	8,116
G.O. Bonds, Series 2020, 5.50% 2030	6,000	6,851
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	7,745	8,551
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,250
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,802
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,026
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,671
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,086
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	4,436	4,475
G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2025	11,000	11,900
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.13% 2050 (put 2025)3	6,275	6,286
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	985	1,054
Taxable G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,283
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-C, 5.00% 2038	12,865	14,609
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 2044	22,000	26,710
		464,051
New York 0.57%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	1,860	2,322
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2038	2,500	2,936
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2047	16,080	18,491
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 4.75% 2045	32,900	36,538
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,545	1,615
New York City G.O. Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 2040	5,000	5,757
New York City G.O. Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 2050	59,475	67,712
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-EE, 4.00% 2042	32,240	38,224

The Bond Fund of America — Page 49 of 58

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Bonds, notes & other debt instruments (continued) Municipals (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-GG-1, 4.00% 2050	$6,000	$7,024
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 5.00% 2043	10,000	12,217
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 4.00% 2037	9,650	10,893
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 2039	3,500	4,128
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 2045	10,215	11,839
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2055	45,340	52,534
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2060	17,195	19,857
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2040	10,000	12,420
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2045	6,760	7,839
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2049	18,240	21,135
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 2038	2,000	2,544
		336,025
Ohio 0.16%
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 2050	16,030	18,852
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	4,315	4,475
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2036	15,000	20,037
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2037	8,000	10,650
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2038	10,000	13,270
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2039	7,500	9,924
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2050	15,000	19,409
		96,617
Texas 0.09%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	11,415	11,914
Lubbock Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 4.00% 2045	1,000	1,197
Lubbock Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 4.00% 2050	4,000	4,745
Northwest Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 4.00% 2045	9,000	10,821
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,685
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2035	5,400	6,717
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2036	5,180	6,408
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2037	2,750	3,387
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2038	3,000	3,679
		55,553
California 0.04%
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	555	565
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 2044	20,000	23,442
		24,007
Connecticut 0.03%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 2049	12,945	14,569
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,805	2,940
		17,509

The Bond Fund of America — Page 50 of 58

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Bonds, notes & other debt instruments (continued) Municipals (continued) Michigan 0.03%	Principal amount (000)	Value (000)
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	$3,860	$3,917
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	11,950	12,711
		16,628
Florida 0.02%
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 2043	7,500	9,046
Arizona 0.01%
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 4.00% 2038	1,000	1,199
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2030	500	686
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2031	675	918
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2032	700	944
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2037	1,500	1,977
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2039	1,750	2,293
		8,017
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	1,030	1,096
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	580	608
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	2,565	2,720
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	3,235	3,446
		7,870
Massachusetts 0.01%
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2020-A, 5.00% 2029	5,000	6,894
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	640	674
		7,568
Minnesota 0.01%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	3,980	4,237
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	505	532
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	2,510	2,640
		7,409
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,323
Puerto Rico 0.01%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	4,805	4,523
South Carolina 0.01%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	745	805
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	3,185	3,363
		4,168
Wisconsin 0.01%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	1,595	1,677
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	2,230	2,336
		4,013

The Bond Fund of America — Page 51 of 58

unaudited

Bonds, notes & other debt instruments (continued) Municipals (continued) Nebraska 0.01%	Principal amount (000)	Value (000)
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	$875	$912
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,840	3,002
		3,914
Maine 0.01%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	3,060	3,200
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	2,320	2,393
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,120	1,178
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	950	1,007
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	935	993
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	835	897
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	620	650
Total municipals		1,082,559
Bonds & notes of governments & government agencies outside the U.S. 1.67%
Abu Dhabi (Emirate of) 2.50% 20251	59,000	62,293
Abu Dhabi (Emirate of) 3.125% 2026	10,000	10,875
Abu Dhabi (Emirate of) 2.50% 2029	1,800	1,891
Abu Dhabi (Emirate of) 3.125% 20301	47,440	52,389
Abu Dhabi (Emirate of) 3.875% 20501	32,340	38,347
Angola (Republic of) 8.00% 20291	5,000	4,135
Argentine Republic 6.875% 20218	3,075	1,298
Argentine Republic 4.625% 2023	700	296
Argentine Republic 7.50% 20268	6,325	2,591
Argentine Republic 6.875% 2027	2,200	893
Argentine Republic 8.28% 20337,8	4,984	2,283
Argentine Republic 0% 2035	25,700	389
Benin (Republic of) 5.75% 2026	€1,200	1,260
Brazil (Federative Republic of) 3.875% 2030	$5,860	5,661
Cameroon (Republic of) 9.50% 2025	1,500	1,511
Colombia (Republic of) 4.125% 2051	4,140	4,169
Costa Rica (Republic of) 7.00% 2044	2,178	1,799
Cote d’Ivoire (Republic of) 6.375% 20281	7,275	7,459
Cote d’Ivoire (Republic of) 5.25% 2030	€950	997

The Bond Fund of America — Page 52 of 58

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 7.50% 2021	$317	$327
Dominican Republic 5.50% 20251	10,380	10,537
Dominican Republic 5.50% 2025	1,640	1,665
Dominican Republic 6.875% 20261	4,300	4,522
Dominican Republic 6.40% 20491	1,648	1,516
Egypt (Arab Republic of) 4.55% 20231	5,100	5,063
Egypt (Arab Republic of) 5.577% 20231	1,690	1,732
Egypt (Arab Republic of) 4.75% 2026	€3,000	3,210
Egypt (Arab Republic of) 6.588% 20281	$1,610	1,594
Egypt (Arab Republic of) 5.625% 2030	€1,060	1,079
Egypt (Arab Republic of) 7.053% 20321	$5,100	4,858
Egypt (Arab Republic of) 8.50% 20471	2,245	2,203
Export-Import Bank of India 3.375% 2026	7,000	7,235
Export-Import Bank of India 3.875% 2028	3,000	3,121
Export-Import Bank of India 3.25% 2030	9,100	9,022
Gabonese Republic 6.375% 2024	772	736
Gabonese Republic 6.95% 2025	700	660
Gabonese Republic 6.625% 20311	600	538
Guatemala (Republic of) 4.50% 2026	1,700	1,773
Guatemala (Republic of) 4.375% 2027	3,975	4,128
Honduras (Republic of) 8.75% 2020	15,197	15,510
Honduras (Republic of) 7.50% 2024	3,330	3,610
Honduras (Republic of) 6.25% 20271	1,400	1,497
Honduras (Republic of) 6.25% 2027	968	1,035
Indonesia (Republic of) 3.75% 2022	4,255	4,427
Indonesia (Republic of) 3.375% 2023	19,350	20,180
Indonesia (Republic of) 3.85% 2030	750	836
Indonesia (Republic of) 4.20% 2050	1,785	1,999
Iraq (Republic of) 5.80% 2028	5,150	4,654
Israel (State of) 2.50% 2030	1,090	1,180
Israel (State of) 2.75% 2030	4,500	4,974
Israel (State of) 3.375% 2050	1,630	1,792
Israel (State of) 3.875% 2050	15,100	17,990
Japan Bank for International Cooperation 2.125% 2020	21,400	21,420
Japan Bank for International Cooperation 3.125% 2021	76,664	78,841
Jordan (Hashemite Kingdom of) 6.125% 20261	2,890	3,053
Jordan (Hashemite Kingdom of) 5.75% 20271	615	640
Kazakhstan (Republic of) 6.50% 20451	2,250	3,341
Kenya (Republic of) 6.875% 20241	6,425	6,545
Kenya (Republic of) 8.00% 20321	800	792
Kenya (Republic of) 8.25% 20481	330	326
Kuwait (State of) 2.75% 20221	2,150	2,221
Morocco (Kingdom of) 4.25% 2022	5,400	5,701
Morocco (Kingdom of) 5.50% 2042	8,700	10,657
Pakistan (Islamic Republic of) 5.50% 20211	2,335	2,287
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,322
Pakistan (Islamic Republic of) 6.875% 2027	1,200	1,186
Pakistan (Islamic Republic of) 6.875% 20271	1,100	1,088
Panama (Republic of) 3.75% 20261	16,585	17,381
Panama (Republic of) 3.875% 2028	10,000	11,248
Panama (Republic of) 3.16% 2030	3,585	3,866
Panama (Republic of) 4.50% 2047	1,090	1,340
Panama (Republic of) 4.50% 2050	6,700	8,244
Panama (Republic of) 4.50% 2056	6,495	7,995
Paraguay (Republic of) 4.625% 2023	1,500	1,579

The Bond Fund of America — Page 53 of 58

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 5.00% 2026	$4,485	$4,974
Paraguay (Republic of) 5.00% 20261	1,575	1,747
Paraguay (Republic of) 4.70% 20271	850	932
Paraguay (Republic of) 4.95% 20311	5,000	5,594
Paraguay (Republic of) 5.60% 20481	1,980	2,320
Peru (Republic of) 2.392% 2026	11,910	12,392
Peru (Republic of) 2.783% 2031	21,340	22,802
PETRONAS Capital Ltd. 3.50% 20301	4,450	4,955
PETRONAS Capital Ltd. 4.55% 20501	5,695	7,250
Philippines (Republic of) 2.457% 2030	15,000	15,764
Philippines (Republic of) 6.375% 2034	7,000	10,117
Philippines (Republic of) 5.00% 2037	3,000	3,877
Philippines (Republic of) 3.70% 2042	3,500	4,017
Philippines (Republic of) 2.95% 2045	15,091	15,728
Poland (Republic of) 3.25% 2026	6,600	7,418
Portuguese Republic 5.125% 2024	1,725	2,010
PT Indonesia Asahan Aluminium Tbk 5.23% 20211	3,719	3,886
PT Indonesia Asahan Aluminium Tbk 5.71% 20231	2,050	2,229
PT Indonesia Asahan Aluminium Tbk 4.75% 20251	3,310	3,545
PT Indonesia Asahan Aluminium Tbk 6.53% 20281	685	813
PT Indonesia Asahan Aluminium Tbk 5.45% 20301	12,860	14,374
PT Indonesia Asahan Aluminium Tbk 6.757% 20481	655	802
PT Indonesia Asahan Aluminium Tbk 5.80% 20501	2,690	3,020
Qatar (State of) 3.875% 20231	10,830	11,641
Qatar (State of) 3.40% 20251	40,000	43,600
Qatar (State of) 4.50% 20281	23,115	27,302
Qatar (State of) 3.75% 20301	34,570	39,451
Qatar (State of) 4.40% 20501	29,560	36,660
Romania 2.75% 2026	€5,500	6,444
Romania 3.624% 2030	3,592	4,365
Romania 2.00% 2032	1,400	1,473
Romania 3.50% 2034	6,485	7,640
Romania 3.375% 2038	2,200	2,525
Romania 4.625% 2049	2,900	3,740
Russian Federation 4.375% 2029	$19,000	21,636
Russian Federation 5.10% 2035	1,600	1,980
Russian Federation 5.10% 20351	800	990
Russian Federation 5.25% 2047	10,000	13,225
Saudi Arabia (Kingdom of) 2.375% 20211	750	762
Saudi Arabia (Kingdom of) 3.25% 20261	4,170	4,514
Saudi Arabia (Kingdom of) 3.625% 20281	3,110	3,425
Senegal (Republic of) 4.75% 2028	€4,000	4,357
Tunisia (Republic of) 5.625% 2024	3,000	3,110
Turkey (Republic of) 4.25% 2026	$9,300	8,505
Turkey (Republic of) 4.875% 2026	2,380	2,215
Ukraine 7.75% 2021	7,900	8,165
Ukraine 6.75% 2026	€3,905	4,472
Ukraine 7.75% 2026	$3,500	3,658
United Mexican States 3.25% 2030	5,845	5,798
United Mexican States 4.75% 2032	5,920	6,542
United Mexican States 5.00% 2051	10,990	11,880
United Mexican States 5.75% 2110	4,700	5,225
		983,678

The Bond Fund of America — Page 54 of 58

unaudited

Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.21%	Principal amount (000)	Value (000)
Fannie Mae 0.625% 2025	$124,000	$125,014
Total bonds, notes & other debt instruments (cost: $53,042,227,000)		55,615,621
Preferred securities 0.00% Financials 0.00%	Shares
CoBank, ACB, Class E, noncumulative, preferred shares1	6,250	3,750
Total preferred securities (cost: $5,820,000)		3,750
Common stocks 0.03% Health care 0.03%
Rotech Healthcare Inc.4,5,14,15	342,069	16,420
Total common stocks (cost: $12,646,000)		16,420
Short-term securities 20.95% Money market investments 20.95%
Capital Group Central Cash Fund 0.18%16,17	123,779,995	12,379,237
Total short-term securities (cost: $12,380,418,000)		12,379,237
Total investment securities 115.10% (cost: $65,441,111,000)		68,015,028
Other assets less liabilities (15.10)%		(8,923,487)
Net assets 100.00%		$59,091,541

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount18 (000)	Value at 6/30/202019 (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	12,358	September 2020	$(3,089,500)	$(3,081,313)	$(972)
90 Day Euro Dollar Futures	Short	5,834	March 2021	(1,458,500)	(1,455,583)	(266)
90 Day Euro Dollar Futures	Short	18,536	March 2022	(4,634,000)	(4,625,659)	(2,947)
2 Year U.S. Treasury Note Futures	Long	6,640	October 2020	1,328,000	1,466,299	248
5 Year U.S. Treasury Note Futures	Long	53,078	October 2020	5,307,800	6,674,144	17,895
10 Year Euro-Bund Futures	Short	119	September 2020	€(11,900)	(23,600)	(253)
10 Year U.S. Treasury Note Futures	Short	3,042	September 2020	$(304,200)	(423,361)	(2,316)
10 Year Ultra U.S. Treasury Note Futures	Short	27,805	September 2020	(2,780,500)	(4,378,853)	(25,385)
20 Year U.S. Treasury Bond Futures	Long	11,706	September 2020	1,170,600	2,090,253	12,690
30 Year Ultra U.S. Treasury Bond Futures	Long	7,094	September 2020	709,400	1,547,600	12,288
						$10,982

The Bond Fund of America — Page 55 of 58

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
USD13,446	EUR11,800	JPMorgan Chase	7/6/2020	$187
EUR2,910	USD3,270	Barclays Bank PLC	7/6/2020	—9
USD4,486	EUR3,960	HSBC Bank	7/9/2020	37
USD7,037	EUR6,221	Citibank	7/13/2020	46
EUR270	USD305	JPMorgan Chase	7/13/2020	(2)
USD20,052	EUR17,646	Barclays Bank PLC	7/14/2020	221
USD269	MXN6,021	Goldman Sachs	7/16/2020	8
USD614	GBP490	Citibank	7/16/2020	6
USD1,820	MXN41,200	JPMorgan Chase	7/17/2020	31
EUR700	USD790	JPMorgan Chase	7/17/2020	(4)
EUR205	USD231	Bank of New York Mellon	7/20/2020	(1)
USD5,225	EUR4,656	Goldman Sachs	7/22/2020	(8)
EUR1,000	USD1,122	Morgan Stanley	7/23/2020	2
KRW86,578,943	USD72,755	JPMorgan Chase	7/24/2020	(772)
KRW312,235,000	USD257,635	Morgan Stanley	7/27/2020	1,964
				$1,715

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
U.S. EFFR	0.11%	5/18/2024	$452,700	$(10)	$—	$(10)
U.S. EFFR	0.1275%	6/25/2025	194,300	(385)	—	(385)
U.S. EFFR	0.0975%	6/30/2025	105,483	(45)	—	(45)
U.S. EFFR	0.106%	6/30/2025	85,817	(73)	—	(73)
U.S. EFFR	0.105%	6/30/2025	194,400	(156)	—	(156)
U.S. EFFR	0.093%	7/2/2025	64,800	(12)	—	(12)
U.S. EFFR	0.096%	7/2/2025	64,700	(21)	—	(21)
2.432%	3-month USD-LIBOR	9/21/2037	2,000	527	—	527
2.987%	3-month USD-LIBOR	2/7/2038	37,000	13,377	—	13,377
3.193%	3-month USD-LIBOR	5/21/2038	45,000	18,081	—	18,081
3.062%	3-month USD-LIBOR	7/31/2038	23,500	8,988	—	8,988
2.835%	3-month USD-LIBOR	1/10/2039	21,500	7,519	—	7,519
2.874%	3-month USD-LIBOR	2/6/2039	13,900	4,974	—	4,974
2.7055%	3-month USD-LIBOR	4/17/2039	41,900	13,847	—	13,847
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	(18,711)	—	(18,711)
3-month USD-LIBOR	2.525%	10/20/2045	28,000	(10,668)	—	(10,668)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	(15,912)	—	(15,912)
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	(15,307)	—	(15,307)
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(48,290)	—	(48,290)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(5,184)	—	(5,184)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(5,369)	—	(5,369)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(17,962)	—	(17,962)
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	(5,349)	—	(5,349)
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	1,198	—	1,198
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	3,575	—	3,575

The Bond Fund of America — Page 56 of 58

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
3-month USD-LIBOR	2.381%	5/31/2049	$14,500	$(5,638)	$—	$(5,638)
3-month USD-LIBOR	1.934%	12/12/2049	32,700	(8,976)	—	(8,976)
3-month USD-LIBOR	1.935%	12/17/2049	41,790	(11,487)	—	(11,487)
3-month USD-LIBOR	2.007%	12/19/2049	26,200	(7,713)	—	(7,713)
3-month USD-LIBOR	2.068%	12/24/2049	54,390	(16,915)	—	(16,915)
3-month USD-LIBOR	2.045%	12/27/2049	33,000	(10,061)	—	(10,061)
3-month USD-LIBOR	2.0375%	1/6/2050	48,000	(14,538)	—	(14,538)
3-month USD-LIBOR	1.961%	1/9/2050	72,600	(20,487)	—	(20,487)
3-month USD-LIBOR	1.678%	2/21/2050	64,910	(13,397)	—	(13,397)
					$—	$(180,580)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$261,250	$1,802	$14,719	$(12,917)

1	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,038,867,000, which represented 11.91% of the net assets of the fund.
2	Step bond; coupon rate may change at a later date.
3	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
4	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $79,365,000, which represented .13% of the net assets of the fund.
5	Value determined using significant unobservable inputs.
6	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,454,000, which represented .02% of the net assets of the fund.
7	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
8	Scheduled interest and/or principal payment was not received.
9	Amount less than one thousand.
10	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
11	Purchased on a TBA basis.
12	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $267,605,000, which represented .45% of the net assets of the fund.
13	Index-linked bond whose principal amount moves with a government price index.
14	Security did not produce income during the last 12 months.
15	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
16	Rate represents the seven-day yield at 6/30/2020.
17	Represents an affiliated company as defined under the Investment Company Act of 1940.
18	Notional amount is calculated based on the number of contracts and notional contract size.
19	Value is calculated based on the notional amount and current market price.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$12,646	$16,420.03%

The Bond Fund of America — Page 57 of 58

unaudited

Key to abbreviations and symbols
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	GBP/£ = British pounds
Auth. = Authority	ICE = Intercontinental Exchange, Inc.
CLO = Collateralized Loan Obligations	KRW = South Korean won
Dept. = Department	LIBOR = London Interbank Offered Rate
Dev. = Development	MXN = Mexican pesos
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
EFFR = Effective Federal Funds Rate	SIFMA = Securities Industry and Financial Markets Association
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
Fac. = Facility	TBA = To-be-announced
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP2-008-0820O-S78093	The Bond Fund of America — Page 58 of 58

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2020